UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Global Long/Short Credit Fund

BlackRock Short Obligations Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities — 11.3%

Australia — 0.1%
Virgin Australia Pass-Through Trust(a):
Series 2013-1, 7.13%, 10/23/18	USD	2,678	$2,744,520
Series 2013-1, 6.00%, 10/23/20		1,648	1,680,642

			4,425,162
Canada — 0.6%
Air Canada Pass-Through Trust(a):
Series 2013-1, Class B, 5.38%, 05/15/21		1,462	1,538,374
Series 2013-1, Class C, 6.63%, 05/15/18		3,045	3,117,319
Series 2015-2, Class B, 5.00%, 12/15/23		18,133	19,017,281

			23,672,974
Cayman Islands — 3.3%(b)
ALM VI Ltd., Series 2012-6A, Class B1RR, 3.41%, 07/15/26(a)		2,500	2,506,463
ALM VII Ltd., Series 2012-7A, Class A1R, 2.84%, 10/15/28(a)		12,000	12,088,708
ALM VIII Ltd., Series 2013-8A, Class A1R, 2.85%, 10/15/28(a)		2,750	2,773,391
ALM XIV Ltd., Series 2014-14A, Class C, 4.83%, 07/28/26(a)		2,375	2,387,066
ALM XVI Ltd.(a):
Series 2015-16A, Class BR, 3.41%, 07/15/27		1,000	1,000,367
Series 2015-16A, Class C1R, 4.56%, 07/15/27		1,000	1,000,649
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class A2AR, 3.43%, 04/28/26(a)		2,000	2,008,246
Anchorage Capital CLO 7 Ltd.(a):
Series 2015-7A, Class CR, 3.06%, 10/15/27		1,000	1,001,299
Series 2015-7A, Class DR, 4.06%, 10/15/27		1,000	1,006,138
Anchorage Capital CLO Ltd.(a)(c):
Series 2013-1A, Class BR, 3.51%, 10/13/30		1,000	1,000,000
Series 2013-1A, Class CR, 4.56%, 10/13/30		1,000	1,000,000
Apidos CLO XII, Series 2013-12A, Class D, 4.41%, 04/15/25(a)		1,500	1,500,720
Apidos CLO XVIII, Series 2014-18A, Class CR, 4.61%, 07/22/26(a)		880	890,135
Apidos CLO XXV, Series 2016-25A, Class A1, 2.82%, 10/20/28(a)		3,500	3,533,214
ARES XLIV CLO Ltd.(a):
Series 2017-44A, Class C, 4.76%, 10/15/29		1,000	1,017,847
Series 2017-44A, Class D, 7.86%, 10/15/29		1,000	1,008,952
ARES XXXVII CLO Ltd., Class BR, 10/15/30(a)		1,750	1,750,000
ArrowMark Colorado Holdings, Series 2017-7A Class C, 07/15/30(a)(c)		1,000	1,000,000
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3LR, 3.26%, 02/17/26(a)		1,800	1,800,721
Benefit Street Partners CLO XII Ltd.(a):
Series 2017-12A, Class B, 3.35%, 10/15/30		1,500	1,508,843
Series 2017-12A, Class C, 4.40%, 10/15/30		1,250	1,260,992
Series 2017-12A, Class D, 7.76%, 10/15/30		1,500	1,474,863
Burnham Park CLO Ltd., Series 2016-1A, Class A, 2.79%, 10/20/29(a)		3,000	3,026,274
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class CR, 3.36%, 04/20/27(a)		1,500	1,503,121
CBAM Ltd., Series 2017-3A, Class E1, 7.87%, 10/17/29(a)		1,000	996,088
Cedar Funding VIII CLO Ltd.(a):
Series 2017-8A, Class D, 4.62%, 10/17/30		1,105	1,109,329
Series 2017-8A, Class E, 7.72%, 10/17/30		1,000	985,094

Security		Par (000)	Value
Cayman Islands (continued)
CIFC Funding Ltd.:
4.60%, 10/26/29	USD	1,000	$1,011,570
Series 2013-2A, Class B2LR, 7.87%, 10/26/29(a)		1,000	1,001,191
Series 2014-2A, Class B1L, 4.82%, 05/24/26(a)		1,355	1,361,240
Series 2014-3A, Class C1R, 3.26%, 07/22/26(a)		1,375	1,380,035
Series 2014-3A, Class DR, 4.51%, 07/22/26(a)		1,500	1,500,887
Series 2014-4A, Class D, 4.75%, 10/17/26(a)		3,250	3,266,656
Clear Creek CLO Ltd., Series 2015-1A, Class DR, 4.31%, 10/20/30(a)		1,000	997,663
Dewolf Park CLO Ltd.(a):
Series 2017-1A, Class C, 3.40%, 10/15/30		1,000	1,000,519
Series 2017-1A, Class D, 4.40%, 10/15/30		1,000	1,011,493
Series 2017-1A, Class E, 7.45%, 10/15/30		1,000	1,006,003
Dryden 37 Senior Loan Fund, Series 2015-37A, Class E, 6.76%, 04/15/27(a)		1,000	1,006,614
Dryden 50 Senior Loan Fund(a):
Series 2017-50A, Class C, 3.51%, 07/15/30		1,500	1,500,397
Series 2017-50A, Class E, 7.52%, 07/15/30		1,000	999,667
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class SUBR, 0.00%, 04/20/23(a)(c)(d)		1,455	165,912
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1R, 2.58%, 07/24/30(a)		3,500	3,521,918
Galaxy XVII CLO Ltd., Series 2014-17A, Class AR, 2.76%, 07/15/26(a)		1,500	1,504,280
Gilbert Park CLO Ltd., Series 2017-1A, Class E, 7.76%, 10/15/30(a)(c)		1,000	1,000,000
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 2.75%, 10/29/26(a)		3,250	3,271,456
LCM XVIII LP, Series 18A, Class B1, 3.66%, 04/20/27(a)		5,250	5,250,155
LCM XXI LP, Series 21A, Class A, 2.91%, 04/20/28(a)		4,000	4,023,217
LCM XXV Ltd., Series 25A, Class D, 4.76%, 07/20/30(a)		1,000	1,009,224
Madison Park Funding X Ltd.(a):
Series 2012-10A, Class AR, 2.81%, 01/20/29		5,500	5,561,159
Series 2012-10A, Class DR, 5.56%, 01/20/29		2,630	2,687,029
Madison Park Funding XVI Ltd., Series 2015-16A, Class D, 6.86%, 04/20/26(a)		1,000	1,002,276
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 2.52%, 07/22/24(a)		2,311	2,316,047
MP CLO VIII Ltd., Series 2015-2A, Class A1, 2.88%, 10/28/27(a)		2,000	1,999,839
Neuberger Berman CLO XV, Series 2013-15A, Class CR, 3.41%, 10/15/29(a)		1,000	1,006,659
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, 5.01%, 04/22/29(a)		568	580,636
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, 8.10%, 10/17/27(a)		1,000	1,011,969
Neuberger Berman Loan Advisers CLO 26, Series 2017-26A, Class C, 10/18/30(a)(c)		1,000	1,000,000
OCP CLO Ltd.(a):
Series 2015-8A, Class CR, 4.15%, 04/17/27(c)		1,000	1,000,000
Series 2016-12A, Class A1, 2.92%, 10/18/28		3,250	3,287,385
Octagon Investment Partners 32 Ltd.(a):
Series 2017-1A, Class C, 3.57%, 07/15/29		1,000	1,000,215
Series 2017-1A, Class D, 4.72%, 07/15/29		1,000	1,014,800
Series 2017-1A, Class E, 7.52%, 07/15/29		1,500	1,508,441

1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cayman Islands (continued)
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, 01/20/31(a)	USD	1,000	$1,000,000
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.48%, 04/20/25(a)		880	881,750
OZLM Funding IV Ltd., Series 2013-4A, Class BR, 3.56%, 10/22/30(a)		1,500	1,500,460
OZLM Funding Ltd.(a):
Series 2012-1A, Class BR2, 3.66%, 07/23/29		1,150	1,152,313
Series 2012-1A, Class CR2, 4.96%, 07/23/29		1,000	1,019,426
OZLM VIII Ltd., Series 2014-8A, Class BR, 3.60%, 10/17/26(a)		3,000	3,004,139
Palmer Square CLO Ltd., Series 2014-1A, Class CR, 5.35%, 01/17/27(a)		515	517,999
Pinnacle Park CLO Ltd., Series 2014-1A, Class D, 4.86%, 04/15/26(a)		1,050	1,062,418
Recette CLO Ltd.(a):
Series 2015-1A, Class CR, 3.06%, 10/20/27		1,000	1,000,193
Series 2015-1A, Class DR, 4.11%, 10/20/27		1,000	1,000,099
Regatta IV Funding Ltd., Series 2014-1A, Class CR, 3.37%, 07/25/26(a)		550	550,273
Sound Point CLO II Ltd., Series 2013-1A, Class A1L, 2.57%, 04/26/25(a)		750	751,748
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, 2.92%, 10/20/28(a)		2,250	2,277,965
Voya CLO Ltd., Series 2013-3A, Class BR, 3.50%, 01/18/26(a)		2,120	2,130,277
York CLO-3 Ltd.(a):
Series 2016-1A, Class DR, 4.96%, 10/20/29		3,000	3,050,252
Series 2016-1A, Class ER, 7.76%, 10/20/29		1,500	1,462,860

			136,267,244
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)		814	852,502

Ireland — 1.6%(b)
Arbour CLO DAC, Series 2014-1X, Class E, 5.00%, 07/15/27	EUR	4,113	4,827,409
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 01/15/30		1,833	2,175,168
Aurium CLO III DAC, Series 3X, Class E, 4.90%, 04/15/30		150	175,100
Avoca Capital CLO X Ltd., Series 10X, Class ER, 6.05%, 01/15/30		2,100	2,498,855
Avoca CLO XV DAC:
Series 15X, Class E, 5.00%, 01/15/29		1,540	1,783,368
Series 15X, Class F, 6.75%, 01/15/29		3,195	3,646,466
Series 15X, Class M1, 0.00%, 01/15/29(d)		5,300	4,737,423
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, 6.60%, 04/25/30		3,300	3,853,306
BlueMountain Fuji EUR CLO II DAC, Series 2017-2X, Class E, 5.45%, 07/15/30		737	832,059
CVC Cordatus Loan Fund IV Ltd.:
Series 4X, Class E, 5.90%, 01/24/28		1,300	1,526,473
Series 4X, Class SUB, 0.00%, 01/24/28(d)		21,100	22,876,949
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/29(d)		6,790	7,091,633
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, 7.00%, 08/15/29		2,160	2,605,783
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, 5.70%, 04/23/30		1,100	1,310,287
Harvest CLO XVI DAC, Series 16X, Class E, 6.40%, 10/15/29		1,690	1,987,944

Security		Par (000)	Value
Ireland (continued)
OCP Euro DAC, Series 2017-1X, Class E, 5.35%, 06/18/30	EUR	800	$922,772
OZLME II DAC, Series 2X, Class E, 4.90%, 10/15/30		1,302	1,470,177
St Paul’s CLO VI DAC, Series 6X, Class D, 6.50%, 07/22/29		2,910	3,469,153

			67,790,325
Netherlands — 0.7%
ALME Loan Funding V BV, Series 5X, Class E, 6.00%, 07/15/29(b)		3,975	4,686,156
Ares European CLO VIII BV, Series 8X, Class E, 6.35%, 02/17/30(b)		907	1,093,399
Avoca CLO XIV Designated Activity Co.:
Series 14X, Class E, 4.75%, 07/12/28(b)		1,070	1,256,192
Series 14X, Class ER, 4.70%, 01/12/31(b)(c)		1,970	2,221,552
Series 14X, Class F, 5.75%, 07/12/28(b)		2,200	2,554,822
Series 14X, Class FR, 6.35%, 01/12/31(b)(c)		2,200	2,424,030
Series 14X, Class SUB, 0.00%, 07/12/28(d)		1,500	1,392,466
Avoca CLO XVII Designated Activity Co., Series 17X, Class E, 5.95%, 01/15/30(b)		1,829	2,139,501
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 05/25/29(b)		3,625	4,280,243
Cairn CLO VI BV, Series 2016-6X, Class E, 6.25%, 07/25/29(b)		2,100	2,476,190
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, 5.75%, 01/15/30(b)		1,352	1,605,111
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30(b)		1,400	1,674,316
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 4.73%, 01/15/24(b)		7,592	823,503
OZLME BV, Series 1X, Class E, 6.45%, 01/18/30(b)		1,582	1,886,769

			30,514,250
Turkey — 0.3%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)	USD	12,955	12,614,962

United Kingdom — 0.3%
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27	GBP	7,688	11,497,333

United States — 4.4%
American Airlines Pass-Through Trust:
Series 2001-1, 6.98%, 05/23/21	USD	7,392	7,817,313
Series 2011-1, Class B, 7.00%, 01/31/18(a)		2,635	2,666,937
Series 2013-1, Class C, 6.13%, 07/15/18(a)		12,304	12,564,784
Series 2017-1, Class B, 4.95%, 02/15/25		8,411	8,873,605
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-3A, Class CR, 5.46%, 10/14/28		3,495	3,551,035
Series 2012-4A, Class BR, 3.26%, 01/20/29		1,500	1,509,866
CIFC Funding Ltd., Series 2014-V, 2.75%, 01/17/27(a)(b)		4,000	4,022,045
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 04/29/18		4,500	4,566,150
Credit Acceptance Auto Loan Trust(a):
Series 2015-1A, Class B, 2.61%, 01/17/23		4,240	4,247,545
Series 2015-1A, Class C, 3.30%, 07/17/23		1,500	1,506,925
Series 2015-2A, Class B, 3.04%, 08/15/23		3,695	3,717,336
Series 2015-2A, Class C, 3.76%, 02/15/24		2,000	2,019,900
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)		4,517	4,637,137
Delta Air Lines Pass-Through Trust, Series 2015-1, Class B, 4.25%, 07/30/23		16,488	17,141,096

2

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Shares/ Par (000)	Value
United States (continued)
Navient Private Education Loan Trust(a):
Series 2014-CTA, Class A, 1.94%, 09/16/24(b)	USD	322	$321,930
Series 2014-CTA, Class B, 2.99%, 10/17/44(b)		1,500	1,524,305
Series 2015-AA, Class A3, 2.94%, 11/15/30(b)		4,705	4,869,670
Series 2015-AA, Class B, 3.50%, 12/15/44		1,400	1,376,157
OneMain Financial Issuance Trust(a):
Series 2014-2A, Class A, 2.47%, 09/18/24		378	378,424
Series 2014-2A, Class B, 3.02%, 09/18/24		1,000	1,001,777
Series 2015-1A, Class A, 3.19%, 03/18/26		4,710	4,745,052
Series 2015-1A, Class B, 3.85%, 03/18/26		4,710	4,776,511
Series 2015-2A, Class A, 2.57%, 07/18/25		5,514	5,521,575
Series 2015-2A, Class B, 3.10%, 07/18/25		1,845	1,844,078
Santander Drive Auto Receivables Trust:
Series 2014-3, Class C, 2.13%, 08/17/20		508	508,297
Series 2014-3, Class D, 2.65%, 08/17/20		5,000	5,033,072
Series 2014-4, Class D, 3.10%, 11/16/20		1,250	1,265,706
SLM Private Education Loan Trust(a):
Series 2011-B, Class A3, 3.49%, 06/16/42(b)		9,870	10,251,063
Series 2013-B, Class B, 3.00%, 05/16/44		5,640	5,663,009
SMB Private Education Loan Trust, Series 2015-C, Class B, 3.50%, 09/15/43(a)		9,225	9,224,956
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24(a)		7,525	7,567,660
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(a)		251	254,639
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 08/15/25		5,071	5,387,266
Series 2014-1, Class B, 4.63%, 09/03/22		7,252	7,515,650
US Airways Pass-Through Trust:
Series 2012-1, Class B, 8.00%, 10/01/19		679	737,092
Series 2012-2, Class B, 6.75%, 06/03/21		2,393	2,627,249
Series 2012-2, Class C, 5.45%, 06/03/18		12,800	13,007,360
Series 2013-1, Class B, 5.38%, 11/15/21		5,877	6,237,078

			180,481,250
Total Asset-Backed Securities — 11.3% (Cost: $467,052,637)			468,116,002

Common Stocks — 0.7%

France — 0.1%
SMCP Group SAS(a)(e)		113,952	2,872,429

Germany — 0.1%
Aroundtown SA		556,327	3,907,666

Italy — 0.0%
Telecom Italia SpA(e)		2,751,393	2,380,731

Luxembourg — 0.1%
Concrete Investment I SCA(c)(e)(f)		207,748	2,752,697

United States — 0.4%
AMC Networks, Inc., Class A(e)		77,400	3,938,112
Apple, Inc.		10,000	1,690,400
CenturyLink, Inc.		173,000	3,285,270
Comcast Corp., Class A		52,500	1,891,575
Micron Technology, Inc.(e)		12,500	553,875
QUALCOMM, Inc.		95,000	4,845,950

Security		Shares/ Par (000)	Value
United States (continued)
Tenet Healthcare Corp.(e)		12,500	$178,500

			16,383,682
Total Common Stocks — 0.7% (Cost: $29,940,243)			28,297,205

Corporate Bonds — 64.0%

Australia — 1.3%
BHP Billiton Finance Ltd., (EUR Swap Annual 5 Year + 4.80%), 5.63%, 10/22/79(g)	EUR	6,200	8,964,719
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%, 03/08/27(g)(h)	USD	961	1,010,492
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27		525	531,741
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(g)		477	516,562
Santos Finance Ltd., 4.13%, 09/14/27		1,700	1,698,982
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		191	197,685
Westpac Banking Corp.(g):
(USD Swap Rate 5 Year + 2.89%), 5.00%, 09/21/27(h)		225	226,142
(USD Swap Rate 5 Year + 2.24%), 4.32%, 11/23/31		40,000	41,451,185

			54,597,508
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27		350	363,139

Belgium — 0.6%
Anheuser-Busch InBev Finance, Inc.,
3.65%, 02/01/26		5,990	6,180,957
Anheuser-Busch InBev SA/NV, 2.00%, 03/17/28	EUR	4,700	5,944,270
Ethias SA, 5.00%, 01/14/26		3,200	4,259,273
Nyrstar Netherlands Holdings BV: 6.88%, 03/15/24		3,790	4,714,563
Nyrstar NV, 5.00%, 07/11/22(j)		3,000	3,759,821

			24,858,884
Bermuda — 0.2%
Fidelity International Ltd., 2.50%, 11/04/26		5,200	6,381,966

Brazil — 0.2%
JBS USA LUX SA, 5.75%, 06/15/25(a)	USD	821	796,370
Petrobras Global Finance BV:
4.75%, 01/14/25	EUR	2,860	3,681,322
8.75%, 05/23/26	USD	2,800	3,391,500

			7,869,192
Canada — 2.3%
1011778 BC ULC:
5.00%, 10/15/25(a)		14,074	14,337,888
Bombardier, Inc.(a):
8.75%, 12/01/21		15,719	17,487,388
6.00%, 10/15/22		11,604	11,429,940
6.13%, 01/15/23		46	45,942
7.50%, 03/15/25		1,151	1,188,407
7.45%, 05/01/34		100	99,250
Brookfield Residential Properties, Inc., 6.38%, 05/15/25(a)		61	63,897
Cenovus Energy, Inc.(a):
4.25%, 04/15/27		20,220	20,288,920
5.40%, 06/15/47		15,000	15,484,085
Kinross Gold Corp., 4.50%, 07/15/27(a)		81	82,012

3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Canada (continued)
Mattamy Group Corp.(a):
6.88%, 12/15/23	USD	142	$149,100
6.50%, 10/01/25		154	160,545
MEG Energy Corp.(a):
7.00%, 03/31/24		41	37,207
6.50%, 01/15/25		2,027	2,016,865
Mercer International, Inc., 6.50%, 02/01/24		125	132,188
Norbord, Inc., 6.25%, 04/15/23(a)		146	160,418
Precision Drilling Corp., 7.75%, 12/15/23		180	184,500
Seven Generations Energy Ltd.(a):
6.88%, 06/30/23		500	533,750
5.38%, 09/30/25		485	489,850
Teck Resources Ltd.:
8.50%, 06/01/24(a)		3,256	3,728,120
6.00%, 08/15/40		485	537,744
5.20%, 03/01/42		563	564,407
TransCanada PipeLines Ltd., 5.00%, 10/16/43		5,000	5,862,226
Videotron Ltd., 5.13%, 04/15/27(a)		306	321,683
Xplornet Communications, Inc., 9.63% (9.63% Cash or 10.63% PIK), 06/01/22(a)(k)		24	25,913

			95,412,245
Cayman Islands — 0.0%
APICORP Sukuk Ltd., 3.14%, 11/01/22		650	651,625

China — 1.1%
Anton Oilfield Services Group, 7.50%, 11/06/18		500	479,350
Avi Funding Co. Ltd., 2.85%, 09/16/20		1,100	1,100,767
Baoxin Auto Finance I Ltd., 5.63%, 10/30/20(b)(h)		1,135	1,135,613
CCTI 2017 Ltd., 3.63%, 08/08/22		1,385	1,381,723
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%, 01/15/20(g)(h)		841	869,537
Chang Development International Ltd., 3.63%, 01/20/20		1,500	1,495,709
China Aoyuan Property Group Ltd.:
10.88%, 05/26/18		450	466,659
5.38%, 09/13/22		310	306,243
China Evergrande Group:
7.50%, 06/28/23		1,268	1,280,974
8.75%, 06/28/25		535	555,317
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		800	796,276
China Merchants Bank Co. Ltd., 4.40%, 10/25/22(b)(h)		475	475,888
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43		680	865,631
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		1,254	1,249,034
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19		900	909,109
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(g)		635	635,276
Fantasia Holdings Group Co. Ltd.:
7.38%, 10/04/21		202	201,617
7.95%, 07/05/22		700	705,784
Future Land Development Holdings Ltd., 5.00%, 02/16/20		725	733,120
Hilong Holding Ltd., 7.25%, 06/22/20		430	429,448
Huarong Finance 2017 Co. Ltd., 4.25%, 11/07/27		1,735	1,730,940
Huarong Finance Co. Ltd., 4.00%, 11/07/22(b)(h)		1,045	1,045,000
Jingneng Clean Energy Investment Holdings Ltd., 4.30%, 12/23/17	CNY	6,000	901,144
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	USD	1,967	1,967,486

Security		Par (000)	Value
China (continued)
Logan Property Holdings Co. Ltd., 5.25%, 02/23/23	USD	585	$574,081
Maoye International Holdings Ltd., 7.00%, 10/23/18		305	306,140
New Metro Global Ltd., 5.00%, 08/08/22		200	200,757
Oceanwide Holdings International 2017 Co. Ltd., 7.75%, 07/27/20		350	344,446
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%, 10/10/20(g)(h)		2,275	2,283,595
Postal Savings Bank of China Co. Ltd., 4.50%, 09/27/22(b)(h)		1,600	1,604,000
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		1,003	962,880
Proven Glory Capital Ltd., 3.25%, 02/21/22		3,425	3,444,488
Rock International Investment, Inc., 6.63%, 03/27/20		1,470	1,431,318
Shenzhen Expressway Co. Ltd., 2.88%, 07/18/21		450	446,569
Sino-Ocean Land Treasure III Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 09/21/22(g)(h)		315	315,610
SPIC 2016 US dollar Bond Co. Ltd., 3.88%, 12/06/26		775	806,844
Tewoo Group No. 4 Ltd., 3.70%, 10/17/18		355	356,063
Times Property Holdings Ltd., 6.25%, 01/23/20		1,257	1,292,999
Union Life Insurance Co. Ltd., 3.00%, 09/19/21.		1,659	1,590,573
Vanke Real Estate Hong Kong Co. Ltd., 3.95%, 12/23/19		1,550	1,582,502
Voyage Bonds Ltd., 3.38%, 09/28/22		835	837,293
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%, 09/14/22(g)(h)		890	889,801
Wuhan Metro Group Co. Ltd., 2.38%, 11/08/19		1,450	1,434,914
Xinyuan Real Estate Co. Ltd., 8.13%, 08/30/19		350	350,870
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%, 04/13/20(g)(h)		980	1,009,781
Yuzhou Properties Co. Ltd.:
6.00%, 01/25/22		800	832,612
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.53%), 5.38%, 09/29/22(g)(h)		600	594,881

			45,210,662
Cyprus — 0.6%(j)
Volcan Holdings II plc, 3.88%, 10/10/20	GBP	4,400	6,055,700
Volcan Holdings plc, 4.13%, 04/11/20		12,200	18,026,315

			24,082,015
Czech Republic — 0.1%
CPI Property Group SA, 2.13%, 10/04/24	EUR	2,250	2,669,350

Finland — 0.0%
Nokia OYJ:
3.38%, 06/12/22	USD	70	69,737
4.38%, 06/12/27		98	98,000

			167,737
France — 1.5%
Air Liquide Finance SA, 2.50%, 09/27/26(a)		2,700	2,588,271
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%, 11/25/25(g)(h)	EUR	2,400	3,113,230
CMA CGM SA, 5.25%, 01/15/25		3,909	4,655,540
CNP Assurances, (EURIBOR 3 Month + 4.60%), 4.50%, 06/10/47(g)		1,700	2,294,609
Credit Mutuel Arkea SA, (EURIBOR Swap Rate 5 Year + 1.45%), 1.88%, 10/25/29(g)		2,000	2,355,751

4

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
France (continued)
Danone SA:
1.75%, 06/23/23(b)(h)	EUR	2,500	$2,924,909
2.95%, 11/02/26(a)	USD	6,120	5,946,582
Orange SA(g)(h):
(EUR Swap Annual 5 Year + 3.36%), 4.00%, 10/01/21	EUR	4,400	5,669,651
(EUR Swap Annual 5 Year + 3.67%), 5.25%, 02/07/24		3,565	4,897,471
SFR Group SA, 7.38%, 05/01/26(a)	USD	3,633	3,905,475
Societe Generale SA, (USD Swap Rate 5 Year + 5.87%), 8.00%, 09/29/25(a)(g)(h)		10,600	12,375,500
TDF Infrastructure SAS, 2.50%, 04/07/26	EUR	4,400	5,415,373
Total Capital International SA, 1.38%, 10/04/29		3,800	4,553,606
Vallourec SA, 6.63%, 10/15/22		915	1,100,051

			61,796,019
Germany — 2.0%
AT Securities BV, (USD Swap Semi 5 Year + 3.55%), 5.25%, 07/21/23(g)(h)	USD	4,000	4,040,000
ATF Netherlands BV, 1.88%, 01/19/26	EUR	6,400	7,649,303
Bayer US Finance LLC, 3.38%, 10/08/24(a)	USD	2,700	2,755,126
Capital Stage Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%, 09/13/23(g)(h)(j)	EUR	3,000	3,646,912
Deutsche Bank AG, (USD Swap Semi 5 Year + 2.25%), 4.30%, 05/24/28(g)	USD	10,000	9,969,742
Grand City Properties SA, (EUR Swap Annual 5 Year + 3.89%), 3.75%, 02/18/22(g)(h)	EUR	2,700	3,399,911
HSH Nordbank AG, 7.25%, 12/30/17(h)	USD	6,576	3,271,560
IHO Verwaltungs GmbH, 4.50% (4.50% Cash or 5.25% PIK), 09/15/23(a)(k)		606	624,937
RAG-Stiftung, 0.00%, 12/31/18(j)(d)	EUR	3,700	4,433,123
Siemens Financieringsmaatschappij NV, 3.40%, 03/16/27(a)	USD	6,840	7,028,816
Unitymedia GmbH, 3.75%, 01/15/27	EUR	5,500	6,676,012
Unitymedia Hessen GmbH & Co. KG:
4.63%, 02/15/26		1,200	1,530,753
3.50%, 01/15/27		7,790	9,546,801
Volkswagen Leasing GmbH, 1.13%, 04/04/24		6,850	8,062,103
ZF North America Capital, Inc., 2.75%, 04/27/23		6,800	8,564,560

			81,199,659
Ghana — 0.2%
Tullow Oil plc:
6.25%, 04/15/22	USD	7,185	7,167,037
6.25%, 04/15/22(a)		1,000	997,500

			8,164,537
Greece — 0.3%
National Bank of Greece SA, 2.75%, 10/19/20	EUR	9,275	10,806,144

Hong Kong — 0.4%
AIA Group Ltd., 3.20%, 03/11/25	USD	1,350	1,343,250
Bank of East Asia Ltd. (The)(g)(h):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.83%), 5.50%, 12/02/20		1,062	1,096,871
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%, 05/18/22		1,130	1,171,312
CK Hutchison International 17 Ltd., 2.88%, 04/05/22		3,075	3,088,241
Dah Sing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 4.25%, 11/30/26(g)		680	695,386
Haitong International Securities Group Ltd., 0.00%, 10/25/21(j)(d)	HKD	6,000	788,320
Hongkong & Shanghai Banking Corp. Ltd. (The), 1.63%, 01/27/18(b)(h)	USD	4,520	3,898,500
HPHT Finance 17 Ltd., 2.75%, 09/11/22		535	527,863

Security		Par (000)	Value
Hong Kong (continued)
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22	USD	1,076	$1,144,414
Industrial & Commercial Bank of China Asia Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.25%, 07/21/21(g)(h)		1,400	1,392,734
Nanyang Commercial Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 5.00%, 06/02/22(g)(h)		1,700	1,713,554
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	430,000
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22		260	278,668

			17,569,113
India — 0.0%
Vedanta Resources plc:
8.25%, 06/07/21		561	626,918
7.13%, 05/31/23		1,000	1,078,500

			1,705,418
Indonesia — 0.1%
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		565	611,635
Bumi Investment Pte. Ltd., 10.75%, 10/06/17(l)		2,975	1,621,375
Jababeka International BV, 6.50%, 10/05/23(a)		435	457,365
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		1,300	1,383,468
Minejesa Capital BV, 4.63%, 08/10/30		1,100	1,123,928
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		800	821,794

			6,019,565
Ireland — 0.2%
Ardagh Packaging Finance plc(a):
4.63%, 05/15/23		1,428	1,467,270
7.25%, 05/15/24		2,102	2,309,572
Europcar Drive Designated Activity Co., 4.13%, 11/15/24	EUR	2,095	2,503,415
Park Aerospace Holdings Ltd.(a):
3.63%, 03/15/21	USD	285	284,288
5.25%, 08/15/22		238	247,520

			6,812,065
Israel — 0.5%
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 07/21/23		20,361	18,733,398

Italy — 2.8%
A2A SpA, 1.63%, 10/19/27	EUR	2,300	2,689,467
Banca IFIS SpA, (EUR Swap Annual 5 Year + 4.25%), 4.50%, 10/17/27(g)		4,950	5,901,509
Buzzi Unicem SpA, 2.13%, 04/28/23		3,500	4,322,107
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.88%), 7.00%, 01/19/21(g)(h)		5,244	6,794,431
5.02%, 06/26/24(a)	USD	3,400	3,479,192
5.71%, 01/15/26(a)		10,000	10,629,053
Leonardo US Holdings, Inc.(a):
7.38%, 07/15/39		6,850	8,442,625
6.25%, 01/15/40		4,700	5,334,500
Schumann SpA, 7.00%, 07/31/23	EUR	2,300	2,743,026
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	823	954,680
6.00%, 09/30/34		390	436,929
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	2,030	3,681,280
Telecom Italia SpA:
1.13%, 03/26/22(j)		17,900	20,772,624
5.30%, 05/30/24(a)	USD	6,100	6,572,750

5

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Italy (continued)
UniCredit SpA:
3.75%, 04/12/22(a)	USD	15,000	$15,357,116
(EUR Swap Annual 5 Year + 9.30%), 9.25%, 06/03/22(g)(h)	EUR	3,034	4,330,895
6.95%, 10/31/22		3,420	4,967,001
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(g)		3,240	4,239,190
(USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(a)(g)	USD	4,800	5,124,797
Wind Tre SpA, 5.00%, 01/20/26(a)		364	366,362

			117,139,534
Jamaica — 0.0%
Digicel Ltd., 6.00%, 04/15/21(a)		750	737,745

Japan — 0.9%
Nippon Life Insurance Co., (USD Swap Rate 5 Year + 2.88%), 4.00%, 09/19/47(a)(g)		15,000	14,887,500
SoftBank Group Corp.:
(USD Swap Rate 5 Year + 4.23%), 6.00%, 07/19/23(g)(h)		260	263,900
(USD Swap Rate 5 Year + 4.85%), 6.87%, 07/19/27(g)(h)		255	263,734
5.25%, 07/30/27	EUR	4,000	5,322,805
Sumitomo Life Insurance Co., (LIBOR USD 3 Month + 2.99%), 4.00%, 09/14/77(a)(g)	USD	15,000	14,768,404
Universal Entertainment Corp., 8.50% (8.50% Cash or 8.50% PIK), 08/24/20(a)(k)		2,902	2,995,969

			38,502,312
Jersey — 0.1%
LHC3 plc, 4.13% (4.13% Cash or 4.88% PIK), 08/15/24(k)	EUR	3,354	4,036,694

Luxembourg — 0.6%
Altice Financing SA, 6.63%, 02/15/23(a)	USD	3,844	4,051,960
Altice Finco SA, 4.75%, 01/15/28	EUR	2,951	3,471,779
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18(b)(k)		3,272	3,816,939
Eurofins Scientific SE, 2.13%, 07/25/24		2,600	3,114,874
Intelsat Jackson Holdings SA:
5.50%, 08/01/23	USD	316	269,390
9.75%, 07/15/25(a)		530	533,312
Kleopatra Holdings 1 SCA, 8.50% (8.50% Cash or 9.25% PIK), 06/30/23(k)	EUR	1,900	2,228,796
Swissport Financing SARL, 9.75%, 12/15/22		4,245	5,414,558
WFS Global Holding SAS, 9.50%, 07/15/22		800	1,016,655

			23,918,263
Malaysia — 0.0%
Gohl Capital Ltd., 4.25%, 01/24/27	USD	1,040	1,079,964

Mongolia — 0.0%
Energy Resources LLC, 8.00%, 09/30/22(b)		224	224,009

Netherlands — 1.2%
ABN AMRO Bank NV, (EUR Swap Annual 5 Year + 3.90%), 4.75%, 09/22/27(g)(h)	EUR	4,500	5,517,021
AerCap Ireland Capital DAC:
4.25%, 07/01/20	USD	9,981	10,440,886
4.63%, 07/01/22		6,469	6,943,567
Constellium NV(a):
8.00%, 01/15/23		785	840,931
6.63%, 03/01/25		617	640,138
Delta Lloyd NV, (EURIBOR 3 Month + 3.90%), 4.38%, 06/13/24(g)(h)	EUR	1,400	1,797,186
Heineken NV, 1.50%, 10/03/29		5,100	5,997,326
ING Groep NV(g):
(USD Swap Semi 5 Year + 4.45%), 6.50%, 04/16/25(h)	USD	10,281	11,284,426
(EUR Swap Annual 5 Year + 1.25%), 1.62%, 09/26/29	EUR	2,900	3,413,048

Security		Par (000)	Value
Netherlands (continued)
Koninklijke KPN NV, 6.12%, 09/14/18(b)(h)	EUR	1,500	$1,830,271
Wereldhave NV, 1.00%, 05/22/19(j)		2,000	2,341,348
Ziggo Bond Finance BV, 5.88%, 01/15/25(a)	USD	510	524,662

			51,570,810
New Zealand — 0.1%
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		903	918,812
(LIBOR USD 3 Month + 3.50%), 4.86%, 07/15/21(a)(g)		520	530,400
7.00%, 07/15/24(a)		1,108	1,182,790

			2,632,002
Philippines — 0.0%
Royal Capital BV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%, 05/05/24(g)(h)		354	359,397

Portugal — 0.4%
Banco Espirito Santo SA(l):
2.63%, 05/08/17	EUR	6,100	2,025,092
4.75%, 01/15/18		19,300	6,294,849
4.00%, 01/21/19		22,800	7,436,402

			15,756,343
Singapore — 0.1%
Puma International Financing SA, 5.13%, 10/06/24(a)	USD	550	562,485
United Overseas Bank Ltd.(g):
(USD Swap Semi 5 Year + 1.79%), 3.88%, 10/19/23(h)		840	842,644
(USD Swap Semi 5 Year + 1.65%), 2.88%, 03/08/27		900	892,346

			2,297,475
South Korea — 0.2%
Hyundai Capital Services, Inc., 3.00%, 08/29/22		950	941,422
Korean Air Lines Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 10.44%), 6.87%, 06/12/47(g)		350	355,698
Shinhan Bank Co. Ltd., 3.75%, 09/20/27		1,000	1,000,709
Shinsegae, Inc., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 2.63%, 05/08/45(g)		900	883,776
Woori Bank:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.50%, 09/27/21(g)(h)		1,547	1,541,160
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%, 05/16/22(g)(h)		1,425	1,448,495
4.75%, 04/30/24		2,130	2,232,632

			8,403,892
Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA, (EUR Swap Annual 5 Year + 9.18%), 8.88%, 04/14/21(g)(h)	EUR	2,600	3,634,332
Banco Santander SA:
(EUR Swap Annual 5 Year + 6.80%), 6.75%, 04/25/22(g)(h)		10,500	13,973,025
(LIBOR USD 3 Month + 1.09%), 2.45%, 02/23/23(g)	USD	15,000	15,098,115
3.13%, 02/23/23		10,000	10,035,797
Bankia SA:
6.00%, 07/18/22(b)(h)	EUR	1,800	2,204,187
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24(g)		4,200	5,102,742
Cellnex Telecom SA, 2.38%, 01/16/24		3,400	4,130,007
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		2,500	3,043,287
Masaria Investments SAU, 5.00%, 09/15/24		2,971	3,508,784

6

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Spain (continued)
Telefonica Europe BV(h):
4.20%, 12/04/19(b)	EUR	1,000	1,238,517
(EUR Swap Annual 5 Year + 3.86%), 3.75%, 03/15/22(g)		2,000	2,488,204
5.88%, 03/31/24(b)		3,400	4,649,219

			69,106,216
Sweden — 0.1%
Ovako AB, 5.00%, 10/05/22		2,100	2,504,282

Switzerland — 2.0%
Credit Suisse Group AG(a):
3.57%, 01/09/23	USD	5,000	5,119,318
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/24(g)(h)		20,813	22,764,219
4.28%, 01/09/28		5,000	5,212,518
Novartis Capital Corp., 3.10%, 05/17/27		2,720	2,766,950
UBS Group AG:
(USD Swap Rate 5 Year + 5.50%), 6.87%, 03/22/21 - 08/07/25(g)(h)		13,740	15,121,907
UBS Group Funding Switzerland AG(a):
3.49%, 05/23/23		15,000	15,373,816
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(g)		15,000	14,979,002

			81,337,730
Thailand — 0.0%
CP Foods Holdings Ltd., 0.50%, 09/22/21(j)		800	848,400
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%, 07/17/22(g)(h)		825	840,052

			1,688,452
United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC:
3.65%, 11/02/29		1,375	1,377,117
4.60%, 11/02/47		1,250	1,277,268

			2,654,385
United Kingdom — 5.6%
Alpha 3 BV, 6.25%, 02/01/25(a)		600	615,000
Anglo American Capital plc, 1.63%, 09/18/25	EUR	1,475	1,731,521
Ardonagh Midco 3 plc:
8.38%, 07/15/23	GBP	5,400	7,423,030
8.63%, 07/15/23(a)	USD	390	412,367
AstraZeneca plc, 3.13%, 06/12/27		6,010	5,952,219
Barclays plc, 5.20%, 05/12/26		10,000	10,725,670
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	1,000	1,454,324
DS Smith plc, 1.38%, 07/26/24	EUR	9,425	11,133,511
EC Finance plc, 2.38%, 11/15/22		1,788	2,127,010
Global Switch Holdings Ltd., 2.25%, 05/31/27		2,500	3,063,293
HBOS Capital Funding LP, 6.85%, 12/23/17(h)	USD	10,041	10,292,025
HSBC Bank Capital Funding Sterling 1 LP, (LIBOR GBP 6 Month + 1.76%), 5.84%, 11/05/31(g)(h)	GBP	500	861,515
HSBC Holdings plc(g)(h):
(USD Swap Rate 5 Year + 5.51%), 6.87%, 06/01/21	USD	11,952	13,192,020
(USD Swap Rate 5 Year + 3.75%), 6.00%, 05/22/27		20,000	21,250,000
Jerrold Finco plc:
6.25%, 09/15/21	GBP	2,400	3,338,969
6.13%, 01/15/24		3,800	5,238,174

Security		Par (000)	Value
United Kingdom (continued)
Lloyds Banking Group plc:
1.50%, 09/12/27	EUR	10,400	$12,137,615
(LIBOR USD 3 Month + 1.50%), 6.41%, 10/01/35(a)(g)(h)	USD	1,752	2,006,040
(LIBOR USD 3 Month + 1.27%), 6.66%, 05/21/37(a)(g)(h)		1,495	1,734,200
Marks & Spencer plc, 3.00%, 12/08/23	GBP	3,050	4,183,961
National Westminster Bank plc, 1.63%, 11/28/17(b)(h)	USD	5,800	5,014,100
Nationwide Building Society, (USD Swap Rate 5 Year + 1.85%), 4.12%, 10/18/32(a)(g)		15,000	14,997,852
Noble Holding International Ltd.:
7.75%, 01/15/24		750	671,250
7.70%, 04/01/25		404	351,480
Royal Bank of Scotland Group plc, (LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23(g)		25,000	25,195,433
Santander UK plc, 5.00%, 11/07/23(a)		16,757	18,119,780
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	7,800	10,372,001
Tullow Oil Jersey Ltd.: 6.63%, 07/12/21(j)	USD	6,600	7,647,750
Unique Pub Finance Co. plc (The), 6.46%, 03/30/32	GBP	3,995	5,221,281
Virgin Media Finance plc, 5.75%, 01/15/25(a)	USD	1,140	1,177,050
Virgin Media Receivables Financing Notes I DAC: 5.50%, 09/15/24	GBP	4,929	6,813,959
Virgin Media Secured Finance plc, 6.25%, 03/28/29		5,695	8,244,557
Vodafone Group plc, 0.00%, 11/26/20(j)(d)		5,800	7,525,555

			230,224,512
United States — 36.6%
Acadia Healthcare Co., Inc., 5.63%, 02/15/23		500	513,500
ADT Corp. (The):
6.25%, 10/15/21		636	703,657
3.50%, 07/15/22		176	175,780
4.88%, 07/15/32(a)		475	449,469
AES Corp., 5.50%, 03/15/24		222	231,990
Aircastle Ltd., 5.50%, 02/15/22		970	1,042,750
Alcoa Nederland Holding BV, 7.00%, 09/30/26(a)		339	386,460
Alere, Inc., 6.50%, 06/15/20		14,625	14,862,656
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(a)		3,341	3,558,165
Allison Transmission, Inc., 5.00%, 10/01/24(a)		250	260,625
Ally Financial, Inc., 8.00%, 11/01/31		1,180	1,560,550
Altice US Finance I Corp., 5.38%, 07/15/23(a)		1,700	1,772,250
AMC Networks, Inc.:
5.00%, 04/01/24		426	433,987
4.75%, 08/01/25		30	29,963
American Airlines Group, Inc., 4.63%, 03/01/20(a)		8,135	8,399,387
American Tire Distributors, Inc., 10.25%, 03/01/22(a)		377	393,494
Anadarko Petroleum Corp., 6.60%, 03/15/46		10,000	12,642,798
Apache Corp., 4.25%, 01/15/44		9,801	9,351,924
APX Group, Inc.:
8.75%, 12/01/20		204	209,100
7.88%, 12/01/22		360	388,350
7.63%, 09/01/23		32	33,680
Aramark Services, Inc., 5.13%, 01/15/24		620	655,650
Arconic, Inc.:
5.87%, 02/23/22		480	524,400
5.13%, 10/01/24		1,616	1,734,341
Asbury Automotive Group, Inc., 6.00%, 12/15/24		284	299,620
Ascend Learning LLC, 6.88%, 08/01/25(a)		422	442,045

7

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(a)	USD	320	$347,200
AssuredPartners, Inc., 7.00%, 08/15/25(a)		45	46,912
AT&T, Inc.:
0.00%, 11/27/22(a)(d)		50,000	42,668,516
3.90%, 08/14/27		15,000	14,940,000
2.35%, 09/04/29	EUR	1,925	2,326,648
3.15%, 09/04/36		1,355	1,628,596
4.90%, 08/14/37	USD	10,000	9,978,757
5.45%, 03/01/47		10,000	10,444,006
5.15%, 02/14/50		10,000	9,857,789
Avantor, Inc.:
6.00%, 10/01/24(a)		11,289	11,514,780
9.00%, 10/01/25(a)		12,543	12,669,433
B&G Foods, Inc., 5.25%, 04/01/25		106	108,252
Ball Corp., 4.00%, 11/15/23		420	431,550
Bank of America Corp.:
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(g)		25,000	24,974,064
4.25%, 10/22/26		10,000	10,499,514
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(g)		12,550	12,676,936
Beacon Escrow Corp., 4.88%, 11/01/25(a)		655	662,991
Big River Steel LLC, 7.25%, 09/01/25(a)		155	166,237
Blackstone CQP Holdco LP(a):
6.50%, 03/20/21		10,311	10,403,283
6.00%, 08/18/21		1,673	1,667,061
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		68	80,750
10.00%, 10/15/25		452	550,310
BlueLine Rental Finance Corp., 9.25%, 03/15/24(a)		2,847	3,088,995
BMC Software Finance, Inc., 8.13%, 07/15/21(a)		573	586,609
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)		640	652,800
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		1,329	1,405,417
BWAY Holding Co., 5.50%, 04/15/24(a)		545	568,162
Cablevision Systems Corp., 7.75%, 04/15/18		7,850	8,027,488
CalAtlantic Group, Inc., 5.38%, 10/01/22		610	664,900
Callon Petroleum Co., 6.13%, 10/01/24		310	322,400
Calpine Corp., 5.25%, 06/01/26(a)		704	704,880
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23(i)		202	205,535
8.25%, 07/15/25		56	60,340
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(a)		282	286,230
CB Escrow Corp., 8.00%, 10/15/25(a)		25	25,812
CCO Holdings LLC(a):
4.00%, 03/01/23		326	330,688
5.13%, 05/01/27		2,262	2,284,620
5.00%, 02/01/28		505	501,212
CDW LLC, 5.00%, 09/01/25		1,140	1,195,575
Centene Corp., 6.13%, 02/15/24		1,442	1,550,150
CenturyLink, Inc.:
6.45%, 06/15/21		600	633,066
6.75%, 12/01/23		14,600	15,187,650
7.50%, 04/01/24		8,650	9,190,625
5.63%, 04/01/25		410	399,750
Cequel Communications Holdings I LLC, 5.13%, 12/15/21(a)		1,960	1,994,300
Charter Communications Operating LLC:
5.38%, 05/01/47(a)		15,000	15,185,353
6.83%, 10/23/55		7,600	9,131,299

Security		Par (000)	Value
United States (continued)
Chemours Co. (The):
6.63%, 05/15/23	USD	245	$259,700
5.38%, 05/15/27		217	231,647
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		857	978,051
5.88%, 03/31/25		1,243	1,345,548
5.13%, 06/30/27(a)		349	359,906
Cheniere Energy Partners LP, 5.25%, 10/01/25(a)		310	319,300
Chesapeake Energy Corp.:
8.00%, 12/15/22 - 06/15/27(a)		1,666	1,675,701
Chobani LLC, 7.50%, 04/15/25(a)		5,726	6,219,867
CHS/Community Health Systems, Inc.:
7.13%, 07/15/20		300	260,250
6.25%, 03/31/23		529	509,162
Cincinnati Bell, Inc., 7.00%, 07/15/24(a)		464	462,840
CIT Group, Inc., 5.00%, 08/01/23		1,340	1,449,478
Citigroup, Inc.(g):
(LIBOR USD 3 Month + 0.95%), 2.31%, 07/24/23		25,000	25,112,100
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28		10,000	10,107,775
Clear Channel International BV, 8.75%, 12/15/20(a)		248	260,400
Clear Channel Worldwide Holdings, Inc.:
7.63%, 03/15/20		980	978,775
6.50%, 11/15/22		1,255	1,298,925
CommScope Technologies LLC, 5.00%, 03/15/27(a)		229	222,989
Concho Resources, Inc., 4.88%, 10/01/47		15,000	15,959,011
CONSOL Energy, Inc., 5.88%, 04/15/22		3,350	3,417,000
CONSOL Mining Corp., 11.00%, 11/15/25(a)		412	422,300
Continental Airlines Pass-Through Trust, 4.00%, 10/29/24		2,233	2,329,945
Continental Resources, Inc., 3.80%, 06/01/24		280	271,950
Core & Main LP, 6.13%, 08/15/25(a)		535	541,687
CoreCivic, Inc., 4.75%, 10/15/27		118	118,295
Covey Park Energy LLC, 7.50%, 05/15/25(a)		274	284,275
Cox Communications, Inc.(a):
3.25%, 12/15/22		6,385	6,411,627
2.95%, 06/30/23		9,529	9,427,792
3.15%, 08/15/24		10,000	9,920,838
4.50%, 06/30/43		4,035	3,737,834
4.60%, 08/15/47		20,000	19,855,797
CRC Escrow Issuer LLC, 5.25%, 10/15/25(a)		543	546,557
Crown Americas LLC, 4.50%, 01/15/23		215	223,836
CrownRock LP, 5.63%, 10/15/25(a)		1,044	1,060,057
CSC Holdings LLC:
10.13%, 01/15/23(a)		27,784	31,812,680
5.25%, 06/01/24		1,785	1,777,191
10.88%, 10/15/25(a)		840	1,029,000
DCP Midstream Operating LP, 6.75%, 09/15/37(a)		190	204,250
Dell International LLC, 5.88%, 06/15/21(a)		12,850	13,457,520
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		80	85,600
Diamondback Energy, Inc., 5.38%, 05/31/25		230	238,912
Discovery Communications LLC:
5.00%, 09/20/37		10,000	10,309,547
5.20%, 09/20/47		15,000	15,290,067
DISH DBS Corp.:
5.88%, 07/15/22		10	10,056
7.75%, 07/01/26		1,630	1,782,813
DJO Finco, Inc., 8.13%, 06/15/21(a)		1,085	1,036,175
Dollar Tree, Inc., 5.75%, 03/01/23		500	524,375

8

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Dynegy, Inc.:
7.38%, 11/01/22	USD	500	$536,875
7.63%, 11/01/24		74	80,845
8.00%, 01/15/25(a)		48	52,440
8.13%, 01/30/26(a)		147	163,170
Eldorado Resorts, Inc., 6.00%, 04/01/25		100	105,500
Endo Dac, 6.00%, 07/15/23(a)(i)		578	468,180
Energy Transfer Equity LP:
4.25%, 03/15/23		154	156,697
5.88%, 01/15/24		730	792,050
Envision Healthcare Corp., 5.63%, 07/15/22		1,168	1,188,440
EP Energy LLC:
9.38%, 05/01/20		230	193,129
8.00%, 11/29/24(a)		279	284,580
Equinix, Inc.:
2.88%, 10/01/25	EUR	3,689	4,407,224
5.88%, 01/15/26	USD	600	650,250
Exela Intermediate LLC, 10.00%, 07/15/23(a)		158	151,285
Extraction Oil & Gas, Inc.(a):
7.88%, 07/15/21		450	477,000
7.38%, 05/15/24		326	347,190
Finisar Corp., 0.50%, 12/15/36(a)(j)		4,300	4,106,500
First Data Corp.(a):
7.00%, 12/01/23		7,019	7,510,470
5.00%, 01/15/24		1,688	1,753,410
Ford Motor Co., 5.29%, 12/08/46		10,000	10,593,985
Freeport-McMoRan, Inc.:
2.38%, 03/15/18		2,210	2,210,000
3.10%, 03/15/20		2,285	2,287,856
4.00%, 11/14/21		1,685	1,697,638
3.88%, 03/15/23		80	78,700
5.45%, 03/15/43		142	133,480
Frontier Communications Corp., 6.88%, 01/15/25		1,370	1,018,513
Gartner, Inc., 5.13%, 04/01/25(a)		511	540,382
Gates Global LLC, 6.00%, 07/15/22(a)		1,001	1,029,779
General Electric Co., (LIBOR USD 3 Month + 3.33%), 5.00%, 01/21/21(g)(h)		10,000	10,437,500
General Motors Co.:
6.60%, 04/01/36		10,000	11,966,851
6.75%, 04/01/46		10,000	12,237,869
General Motors Financial Co., Inc., (LIBOR USD 3 Month + 3.60%), 5.75%, 09/30/27(g)(h)		14,583	15,239,235
Genesis Energy LP, 6.50%, 10/01/25		125	126,562
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(a)		343	387,161
GEO Group, Inc. (The), 5.88%, 10/15/24		640	668,992
GLP Capital LP, 5.38%, 11/01/23		150	163,125
Golden Nugget, Inc., 6.75%, 10/15/24(a)		24	24,420
Goldman Sachs Group, Inc. (The)(g):
(LIBOR USD 3 Month + 0.78%), 2.16%, 10/31/22		10,000	9,994,220
(LIBOR USD 3 Month + 2.87%), 1.00%, 11/10/22(h)		25,665	25,697,081
(LIBOR USD 3 Month + 1.00%), 2.36%, 07/24/23		25,000	25,159,033
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38		20,000	20,155,555
Great Western Petroleum LLC, 9.00%, 09/30/21(a)		386	395,650
Grinding Media, Inc., 7.38%, 12/15/23(a)		67	72,862
Group 1 Automotive, Inc., 5.25%, 12/15/23(a)		38	39,140
GTT Communications, Inc., 7.88%, 12/31/24(a)		95	101,294
Gulfport Energy Corp.:
6.38%, 05/15/25		567	575,505
6.38%, 01/15/26(a)		200	202,000

Security		Par (000)	Value
United States (continued)
Halcon Resources Corp., 6.75%, 02/15/25(a)	USD	254	$259,715
Harland Clarke Holdings Corp., 8.38%, 08/15/22(a)		116	121,800
HCA, Inc.:
4.25%, 10/15/19		4,075	4,197,250
7.50%, 02/15/22		610	692,350
5.88%, 05/01/23		4,350	4,659,937
5.00%, 03/15/24		148	155,955
5.25%, 04/15/25		3,000	3,195,000
HD Supply, Inc., 5.75%, 04/15/24(a)		1,140	1,229,775
Herc Rentals, Inc.(a):
7.50%, 06/01/22		13,989	15,140,295
7.75%, 06/01/24		6,004	6,589,390
Hertz Corp. (The), 7.63%, 06/01/22(a)		184	191,857
Hess Corp.:
6.00%, 01/15/40		10,000	10,888,153
5.80%, 04/01/47		14,129	15,249,604
Howard Hughes Corp. (The), 5.38%, 03/15/25(a)		420	431,550
HUB International Ltd., 7.88%, 10/01/21(a)		730	759,806
Hughes Satellite Systems Corp., 5.25%, 08/01/26		500	511,290
Huntsman International LLC, 5.13%, 11/15/22		298	320,350
Icahn Enterprises LP:
4.88%, 03/15/19		1,570	1,577,850
6.25%, 02/01/22		928	969,760
IHS Markit Ltd., 4.75%, 02/15/25(a)		122	129,015
Infor US, Inc., 6.50%, 05/15/22		2,170	2,262,225
Informatica LLC, 7.13%, 07/15/23(a)		18,117	18,434,047
Iron Mountain, Inc.:
4.38%, 06/01/21(a)		380	390,450
3.00%, 01/15/25	EUR	100	118,302
iStar, Inc.:
4.63%, 09/15/20	USD	99	101,104
5.25%, 09/15/22		100	102,500
Jaguar Holding Co. II, 6.38%, 08/01/23(a)		1,502	1,567,712
JPMorgan Chase & Co., (LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(g)		18,125	18,279,086
JPMorgan Chase Capital XXIII, (LIBOR USD 3 Month + 1.00%), 2.32%, 05/15/47(g)		33,798	30,840,675
K Hovnanian Enterprises, Inc.(a):
10.00%, 07/15/22		47	51,406
10.50%, 07/15/24		92	102,580
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		690	714,150
KFC Holding Co., 4.75%, 06/01/27(a)		506	519,282
KLX, Inc., 5.88%, 12/01/22(a)		922	964,642
Kraft Heinz Foods Co., 4.13%, 07/01/27	GBP	2,050	2,992,756
Kroger Co. (The):
3.70%, 08/01/27	USD	10,000	9,939,225
4.65%, 01/15/48		5,000	4,927,282
L Brands, Inc., 6.88%, 11/01/35		260	258,050
Ladder Capital Finance Holdings LLLP:
5.25%, 03/15/22 - 10/01/25(a)		162	162,012
Lamb Weston Holdings, Inc., 4.63%, 11/01/24(a)		15	15,675
Lear Corp., 3.80%, 09/15/27		10,000	10,033,617
Lennar Corp., 4.75%, 11/15/22		370	390,812
Level 3 Financing, Inc.:
6.13%, 01/15/21		3,308	3,374,557
5.13%, 05/01/23		2,754	2,819,407
5.38%, 01/15/24		1,120	1,163,400
Lions Gate Entertainment Corp., 5.88%, 11/01/24(a)		7,000	7,420,000
Live Nation Entertainment, Inc., 4.88%, 11/01/24(a)		25	25,867
Mallinckrodt International Finance SA(a):
4.88%, 04/15/20		709	708,114
5.50%, 04/15/25		614	551,065
Masonite International Corp., 5.63%, 03/15/23(a)		615	644,981

9

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Matador Resources Co., 6.88%, 04/15/23	USD	610	$645,075
MDC Holdings, Inc., 6.00%, 01/15/43		184	176,079
MDC Partners, Inc., 6.50%, 05/01/24(a)		642	654,840
Meritage Homes Corp., 5.13%, 06/06/27		390	394,387
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		720	777,600
4.50%, 09/01/26		1,570	1,575,887
4.50%, 01/15/28(a)		280	279,300
MGM Resorts International:
6.75%, 10/01/20		810	891,000
6.63%, 12/15/21		1,053	1,176,727
Micron Technology, Inc.:
5.25%, 08/01/23 - 01/15/24(a)		35,311	36,978,283
7.50%, 09/15/23		13,238	14,661,085
Midcontinent Communications, 6.88%, 08/15/23(a)		78	83,655
Mobile Mini, Inc., 5.88%, 07/01/24		324	340,200
Morgan Stanley, (LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(g)		18,800	18,924,269
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		600	645,750
Multi-Color Corp., 4.88%, 11/01/25(a)		34	34,340
Navient Corp.:
5.50%, 01/25/23		640	648,000
6.75%, 06/25/25		69	72,105
Netflix, Inc.(a):
4.38%, 11/15/26(i)		530	519,731
4.88%, 04/15/28		406	403,544
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(a)		152	153,520
NGPL PipeCo LLC(a):
4.38%, 08/15/22		163	167,686
4.88%, 08/15/27		26	26,910
7.77%, 12/15/37		456	568,860
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(a)		8,970	8,657,987
Novelis Corp.(a):
6.25%, 08/15/24		2,703	2,851,665
5.88%, 09/30/26		2,060	2,123,077
NRG Energy, Inc., 6.63%, 01/15/27		1,908	2,032,020
NRG Yield Operating LLC, 5.38%, 08/15/24		164	170,970
Nuance Communications, Inc., 6.00%, 07/01/24		379	408,960
Oasis Petroleum, Inc., 6.88%, 03/15/22		1,086	1,113,150
OneMain Financial Holdings LLC, 7.25%, 12/15/21(a)		102	106,080
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(a)		8,927	8,938,159
Parsley Energy LLC(a):
5.38%, 01/15/25		390	395,850
5.63%, 10/15/27		216	222,886
PBF Holding Co. LLC, 7.25%, 06/15/25(a)		148	152,995
PetSmart, Inc., 5.88%, 06/01/25(a)(i)		239	208,528
Pilgrim’s Pride Corp.(a):
5.75%, 03/15/25		150	158,813
5.88%, 09/30/27		164	170,560
Pioneer Holdings LLC, 9.00%, 11/01/22(a)		143	144,430
Pitney Bowes, Inc., 3.63%, 09/15/20		15,000	15,014,340
Plains All American Pipeline LP, (LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/22(g)(h)		15,000	15,289,500
Platform Specialty Products Corp., 6.50%, 02/01/22(a)		1,517	1,571,991

Security		Par (000)	Value
United States (continued)
Post Holdings, Inc.(a):
5.50%, 03/01/25	USD	530	$552,525
5.75%, 03/01/27		401	416,539
PQ Corp., 6.75%, 11/15/22(a)		659	711,720
Prime Security Services Borrower LLC, 9.25%, 05/15/23(a)		31,820	35,262,924
PTC, Inc., 6.00%, 05/15/24		150	162,743
PulteGroup, Inc., 5.50%, 03/01/26		311	340,934
Qorvo, Inc.:
6.75%, 12/01/23		10,450	11,312,125
7.00%, 12/01/25		13,754	15,666,494
QUALCOMM, Inc., 2.60%, 01/30/23		25,000	24,927,228
Qualitytech LP, 4.75%, 11/15/25(a)		390	397,215
Quintiles IMS, Inc., 4.88%, 05/15/23(a)		258	268,320
Radian Group, Inc., 4.50%, 10/01/24		173	177,325
Range Resources Corp.:
5.88%, 07/01/22		548	561,700
5.00%, 03/15/23		81	80,188
Realogy Group LLC, 4.88%, 06/01/23(a)		1,062	1,093,541
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)		191	200,550
Rite Aid Corp., 6.13%, 04/01/23(a)		15,826	14,718,180
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)		470	524,050
Rowan Cos., Inc.:
4.75%, 01/15/24		36	31,950
7.38%, 06/15/25		554	558,144
RSP Permian, Inc., 5.25%, 01/15/25(a)		520	529,100
Sabre GLBL, Inc., 5.38%, 04/15/23(a)		7,257	7,611,432
Sanchez Energy Corp., 6.13%, 01/15/23		430	359,050
SBA Communications Corp., 4.00%, 10/01/22(a)		347	352,205
Scientific Games International, Inc.:
7.00%, 01/01/22(a)		1,524	1,611,630
10.00%, 12/01/22		940	1,039,809
5.00%, 10/15/25(a)		289	293,335
Sealed Air Corp., 5.25%, 04/01/23(a)		490	526,750
Sensata Technologies BV, 5.00%, 10/01/25(a)		365	386,900
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(a)		106	109,180
SESI LLC, 7.75%, 09/15/24(a)		180	186,300
Shea Homes LP, 5.88%, 04/01/23(a)		680	705,500
Sirius XM Radio, Inc., 5.00%, 08/01/27(a)		53	53,464
Six Flags Entertainment Corp.(a):
4.88%, 07/31/24		970	997,888
5.50%, 04/15/27		48	50,100
SM Energy Co.:
6.50%, 01/01/23		38	38,665
5.00%, 01/15/24		560	534,800
5.63%, 06/01/25		98	95,305
Solera LLC, 10.50%, 03/01/24(a)		1,462	1,666,680
Sotheby’s, 5.25%, 10/01/22(a)		256	262,720
Southwestern Energy Co.:
6.70%, 01/23/25		70	71,575
7.50%, 04/01/26		289	299,838
7.75%, 10/01/27		101	105,040
SP Finco LLC, 6.75%, 07/01/25(a)		177	161,513
Spectrum Brands, Inc., 5.75%, 07/15/25		250	265,545
Sprint Capital Corp.:
6.88%, 11/15/28		1,472	1,570,440
8.75%, 03/15/32		648	785,700
Sprint Communications, Inc.:
7.00%, 03/01/20(a)		690	748,650
6.00%, 11/15/22		14,050	14,752,500
Sprint Corp.:
7.88%, 09/15/23		1,750	1,955,625
7.63%, 02/15/25		2,000	2,192,500
Standard Industries, Inc., 5.13%, 02/15/21(a)		566	583,688

10

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Staples, Inc., 8.50%, 09/15/25(a)	USD	15,404	$13,594,030
Starwood Property Trust, Inc., 5.00%, 12/15/21.		432	452,520
State Street Corp., (LIBOR USD 3 Month + 1.00%), 2.32%, 06/15/47(g)		31,229	28,502,708
Station Casinos LLC, 5.00%, 10/01/25(a)		77	77,096
Steel Dynamics, Inc.:
5.13%, 10/01/21		1,160	1,190,450
4.13%, 09/15/25(a)		169	169,423
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		5,000	5,072,925
Surgery Center Holdings, Inc., 8.88%, 04/15/21(a)		114	116,565
Tallgrass Energy Partners LP: 5.50%, 09/15/24 - 01/15/28(a)		458	470,698
Targa Resources Partners LP, 5.00%, 01/15/28(a)		497	498,243
Team Health Holdings, Inc., 6.38%, 02/01/25(a).		316	290,720
Tempo Acquisition LLC, 6.75%, 06/01/25(a)		90	91,125
Tempur Sealy International, Inc., 5.63%, 10/15/23		154	162,470
Tenet Healthcare Corp.:
6.00%, 10/01/20		3,227	3,388,350
7.50%, 01/01/22(a)		3,904	4,108,960
8.13%, 04/01/22		660	663,300
Terex Corp., 5.63%, 02/01/25(a)		375	397,500
TerraForm Power Operating LLC, 6.62%, 06/15/25(a)		240	260,400
Tesla, Inc., 5.30%, 08/15/25(a)		354	341,610
Thermo Fisher Scientific, Inc.:
1.40%, 01/23/26	EUR	4,550	5,380,056
1.95%, 07/24/29		4,950	5,889,371
2.88%, 07/24/37		2,275	2,739,860
TIBCO Software, Inc., 11.38%, 12/01/21(a)	USD	672	734,160
T-Mobile USA, Inc.:
6.00%, 03/01/23		1,642	1,730,258
6.50%, 01/15/24		2,810	2,999,675
6.38%, 03/01/25		2,475	2,673,000
TransDigm, Inc.:
6.00%, 07/15/22		697	723,137
6.50%, 07/15/24		5,904	6,095,880
6.38%, 06/15/26		51	51,893
Transocean, Inc.(a):
9.00%, 07/15/23		1,125	1,220,625
7.50%, 01/15/26		229	235,870
TRI Pointe Group, Inc., 5.25%, 06/01/27		390	398,775
Tronox Finance plc, 5.75%, 10/01/25(a)		94	98,113
TTM Technologies, Inc., 5.63%, 10/01/25(a)		119	121,380
Tutor Perini Corp., 6.88%, 05/01/25(a)		240	258,900
United Rentals North America, Inc.:
4.63%, 10/15/25		341	348,894
4.88%, 01/15/28		660	663,300
United States Steel Corp.:
8.38%, 07/01/21(a)		1,127	1,229,839
6.88%, 08/15/25		153	155,199
Univision Communications, Inc., 5.13%, 02/15/25(a)		404	401,475
USG Corp., 4.88%, 06/01/27(a)		289	299,838
USIS Merger Sub, Inc., 6.88%, 05/01/25(a)		23	23,863
Valeant Pharmaceuticals International(a):
6.38%, 10/15/20		8,076	8,025,525
6.75%, 08/15/21		9,202	8,914,437
7.25%, 07/15/22		27	25,853

Security		Par (000)	Value
United States (continued)
Valeant Pharmaceuticals International, Inc.(a):
5.38%, 03/15/20	USD	9,850	$9,689,938
7.50%, 07/15/21		8,116	7,984,115
5.63%, 12/01/21		9,128	8,317,890
6.50%, 03/15/22		3,175	3,365,500
5.88%, 05/15/23		551	465,595
5.50%, 11/01/25		3,720	3,803,700
Venator Finance SARL, 5.75%, 07/15/25(a)		400	423,000
Veritas US, Inc.(a):
7.50%, 02/01/23		735	780,938
10.50%, 02/01/24		680	724,200
Verizon Communications, Inc.:
1.38%, 10/27/26	EUR	4,255	5,006,695
1.88%, 10/26/29		2,005	2,371,888
3.38%, 10/27/36	GBP	4,035	5,275,976
5.25%, 03/16/37	USD	9,010	9,845,670
2.88%, 01/15/38	EUR	2,495	2,993,007
4.86%, 08/21/46	USD	7,452	7,519,434
5.50%, 03/16/47		20,000	22,079,549
4.52%, 09/15/48		7,548	7,211,359
Vertiv Group Corp., 9.25%, 10/15/24(a)		540	591,300
Viacom, Inc., (LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/57(g)(m)		11,750	11,635,438
VICI Properties 1 LLC, 8.00%, 10/15/23		159	177,364
Viking Cruises Ltd.(a):
6.25%, 05/15/25		116	120,060
5.88%, 09/15/27		271	273,033
Vizient, Inc., 10.38%, 03/01/24(a)		279	318,060
Wabash National Corp., 5.50%, 10/01/25(a)		192	195,859
Weatherford International Ltd.:
7.75%, 06/15/21		6,165	6,349,950
9.88%, 02/15/24		1,391	1,488,370
Weekley Homes LLC, 6.63%, 08/15/25(a)		105	102,113
West Street Merger Sub, Inc., 6.38%, 09/01/25(a)		3,550	3,598,813
Western Digital Corp.:
7.38%, 04/01/23(a)		26,507	29,025,165
10.50%, 04/01/24		42,894	50,336,109
Whiting Petroleum Corp., 5.00%, 03/15/19		850	857,438
WildHorse Resource Development Corp., 6.88%, 02/01/25(a)		118	117,115
Williams Cos., Inc. (The):
8.75%, 03/15/32		12,650	16,666,375
5.75%, 06/24/44		3,189	3,380,340
WPX Energy, Inc.:
8.25%, 08/01/23		360	405,450
5.25%, 09/15/24		42	42,158
WR Grace & Co.-Conn., 5.13%, 10/01/21(a)		822	883,650
Wrangler Buyer Corp., 6.00%, 10/01/25(a)		95	97,138
XPO Logistics, Inc., 6.50%, 06/15/22(a)		2,587	2,714,022
Zayo Group LLC:
6.00%, 04/01/23		760	798,950
6.38%, 05/15/25		1,169	1,258,265
5.75%, 01/15/27(a)		220	231,825

			1,512,038,438
Zambia — 0.0%
First Quantum Minerals Ltd., 7.50%, 04/01/25(a)		781	826,884

Total Corporate Bonds — 64.0% (Cost: $2,608,909,979)			2,642,109,580

11

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Floating Rate Loan Interests — 17.7%(n)

Bermuda — 0.0%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.75%), 5.07%, 05/27/24	USD	950	$957,362

Canada — 0.7%
1011778 BC ULC, Term Loan, (LIBOR USD 3 Month + 2.25%), 3.53%, 02/16/24		16,103	16,118,986
CEVA Group plc, Term Loan, (LIBOR USD 3 Month + 5.50%), 6.88%, 03/19/21		126	121,135
Hudson’s Bay Co., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.52%, 09/30/22		746	725,278
Lions Gate Entertainment Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 12/08/23		5,781	5,821,025
MEG Energy Corp., Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.83%, 12/31/23		1,262	1,265,148
Stars Group Holdings BV, Term Loan, 3.75%, 08/01/21	EUR	1,886	2,212,155
Telesat Canada, Term Loan B-4, (LIBOR USD 3 Month + 3.00%), 4.32%, 11/17/23	USD	500	502,655
Trader Corp., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.58%, 09/28/23		499	499,371
Veresen Midstream LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 03/31/22		931	938,303

			28,204,056
France — 0.6%
Elsan SAS, Term Loan B, 10/30/22(o)	EUR	4,500	5,290,993
Numericable-SFR SA, Term Loan B-11, 3.00%, 07/31/25		5,373	6,271,945
SFR Group SA, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.35%, 01/31/26	USD	1,755	1,755,404
THOM Europe SAS, Term Loan, 4.50%, 08/07/24	EUR	3,500	4,037,469
Verallia Packaging SAS, Term Loan B-4, 2.75%, 10/22/22		4,000	4,657,676

			22,013,487
Germany — 0.6%
Airbus SE, Term Loan B, 3.75%, 02/28/24		2,000	2,350,085
LSF10 XL Bidco SCA, Term Loan, 02/03/24(o)		1,000	1,168,344
Nidda Healthcare Holding AG, Term Loan, 0.95%, 09/20/24		4,910	5,743,818
Nidda Healthcare Holding AG, Term Loan B-2, 09/20/24(o)		990	1,158,624
Oxea Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.88%, 09/30/24	USD	1,118	1,119,744
Springer Science+Business Media GmbH, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 3.75%, 08/14/20	EUR	2,032	2,376,350
Springer Science+Business Media LLC, Term Loan, (LIBOR USD 3 Month + 8.00%), 9.00%, 08/16/21(c)		394	458,660
Techem Energy Metering Service GmbH & Co. KG, Term Loan, 3.00%, 07/26/24		3,000	3,515,971
Tele Columbus AG, 1st Lien Term Loan, 3.25%, 03/22/24		4,000	4,689,034
TV Borrower US LLC, Term Loan, (LIBOR USD 3 Month + 4.50%), 5.50%, 02/22/24		2,488	2,911,154

			25,491,784
Ireland — 0.1%
Eircom Finco SARL (FKA BCM Ireland Holdings Ltd.), Term Loan, 3.25%, 04/19/24		3,840	4,490,303

Security		Par (000)	Value
Jersey, Channel Islands — 0.0%
Sky Betting and Gaming Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%), 4.83%, 08/23/24	USD	296	$297,493

Luxembourg — 1.1%
Accudyne Industries LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.08%, 08/18/24		1,795	1,808,014
Allnex & Cy SCA, Term Loan B-1, 3.25%, 09/13/23	EUR	4,000	4,676,360
Altice Financing SA, 1st Lien Term Loan, 3.00%, 10/06/26		3,800	4,431,609
Altice Financing SA, Term Loan, 3.00%, 01/15/26	USD	1,320	1,320,000
Avolon TLB Borrower 1 US LLC, 1st Lien Term Loan B-2, (LIBOR USD 1 Month + 2.25%), 3.49%, 03/21/22		2,002	2,017,361
Azelis Finance SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 4.00%), 5.00%, 12/16/22	EUR	1,395	1,637,616
Gol LuxCo SA, Term Loan, 6.50%, 08/31/20(c).	USD	19,925	20,373,312
Intelsat Jackson Holdings SA, Term Loan B-2, (LIBOR USD 3 Month + 2.75%), 4.07%, 06/30/19		2,446	2,437,130
JBS USA LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 3.74%, 10/30/22		1,438	1,406,331
Mallinckrodt International Finance SA, Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.08%, 09/24/24		505	506,076
Tackle Group Sarl, Term Loan, 3.50%, 08/08/22		1,500	1,744,217
Xella International SA, Term Loan B, 4.00%, 04/11/24	EUR	3,000	3,507,165

			45,865,191
Netherlands — 0.5%
Action Holding BV (FKA Peer Holding BV), Term Loan, 3.25%, 02/25/22		4,000	4,698,492
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.33%, 01/31/24	USD	514	517,139
Axalta Coating Systems Dutch Holding B BV, Term Loan, (LIBOR USD 3 Month + 2.25%), 3.00%, 02/01/23	EUR	1,737	2,036,694
Axalta Coating Systems US Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 3.33%, 06/01/24	USD	750	753,750
CEVA Intercompany BV, Term Loan, (LIBOR USD 3 Month + 5.50%), 6.88%, 03/19/21		732	702,584
Diamond BC BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.32%, 09/06/24		724	726,845
Kloeckner Pentaplast of America, Inc., Term Loan, 4.75%, 06/30/22	EUR	4,500	5,246,490
MacDermid Agricultural Solutions Holdings BV, Term Loan C-5, (LIBOR USD 1 Month + 2.75%), 3.50%, 06/07/23		1,990	2,332,864
Nord Anglia Education, Inc., Term Loan, 3.25%, 09/02/24		3,000	3,507,165
Stars Group Holdings BV, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.83%, 08/01/21	USD	1,193	1,200,581

			21,722,604
Spain — 0.1%
Car Rentals Subsidiary SLU, Term Loan B, (LIBOR USD 6 Month + 5.00%), 6.00%, 06/18/20	EUR	1,120	1,307,424
Dorna Sports SL, 1st Lien Term Loan, 3.25%, 04/12/24		1,500	1,752,552

			3,059,976

12

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Sweden — 0.2%
Unilabs Diagnostics AB, Term Loan B, 3.00%, 04/19/24	EUR	1,700	$1,973,591
Verisure Holding AB, Term Loan B-1, 3.00%, 10/21/22		4,000	4,674,450

			6,648,041
United Kingdom — 0.5%
CEVA Group plc, Term Loan, (LIBOR USD 3 Month + 6.40%), 6.50%, 03/19/21(c)	USD	719	690,407
INEOS Finance plc, Term Loan, (LIBOR USD 3 Month + 2.50%), 3.25%, 04/01/24	EUR	4,353	5,079,229
INOVYN Finance plc, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.75%, 05/10/24		1,995	2,324,759
Intervias Finco Ltd. (FKA Optima Sub-Finco Ltd.), Term Loan C-3, 4.00%, 03/01/00		4,430	5,182,808
Motor Fuel Group, Term Loan B-1, (LIBOR USD 3 Month + 4.50%), 4.84%, 07/18/22	GBP	1,375	1,845,235
R&R Ice Cream plc, Term Loan B, 3.00%, 09/29/23	EUR	2,500	2,946,109
Sky Betting and Gaming Ltd., Term Loan, (LIBOR USD 1 Month + 4.25%), 4.59%, 08/23/24	GBP	1,000	1,337,699
Virgin Media SFA Finance Ltd., Term Loan J, (LIBOR USD 1 Month + 3.50%), 3.80%, 01/31/26		1,325	1,765,149

			21,171,395
United States — 13.3%
AES Corp., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.32%, 05/24/22	USD	635	636,060
A-L Parent LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.50%, 12/01/23		325	326,625
Albany Molecular Research, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.58%, 08/30/24		615	619,231
Albertson’s LLC, Term Loan B-4, (LIBOR USD 1 Month + 2.75%), 3.99%, 08/25/21		630	610,168
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.08%, 04/04/24		1,338	1,344,137
Alliant Holdings Intermediate LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.49%, 08/12/22		3,389	3,411,451
Allied Universal Holdco LLC, Term Loan, (LIBOR USD 3 Month + 3.75%), 5.08%, 07/28/22		504	501,921
Almonde, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.82%, 06/13/24		955	951,213
Almonde, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.57%, 06/13/25		175	173,299
Alphabet Holding Co., Inc., Term Loan:
(LIBOR USD 3 Month + 3.50%), 4.83%, 09/26/24		1,190	1,157,275
(LIBOR USD 6 Month + 7.75%), 9.08%, 09/15/25		539	524,851
Altice US Finance I Corp., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 07/28/25		2,030	2,026,523
American Builders & Contractors Supply Co., Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.74%, 10/31/23		1,004	1,009,618
AmWINS Group, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 01/25/24		1,002	1,006,064
Applied Systems, Inc., 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.25%), 4.57%, 09/19/24		754	762,750

Security		Par (000)	Value
United States (continued)
Applied Systems, Inc., 2nd Lien Term Loan, (LIBOR USD 6 Month + 7.00%), 8.32%, 09/12/25	USD	1,269	$1,306,750
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.49%, 07/12/24		370	372,930
Ascend Performance Materials Operations LLC, Term Loan B, (LIBOR USD 3 Month + 5.25%), 6.58%, 08/12/22(c)		362	364,555
Ascent Resources - Marcellus LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.50%), 8.73%, 08/04/21		9,433	583,683
AssuredPartners, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 4.74%, 09/30/24		446	450,764
Asurion LLC, 2nd Lien Term Loan B-2, (LIBOR USD 1 Month + 6.00%), 7.24%, 08/04/25		490	505,621
Asurion LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 08/04/22		1,750	1,762,845
Avantor, Inc., 1st Lien Term Loan, 09/20/24(o)	EUR	2,500	2,927,734
Avantor, Inc., Term Loan, 09/20/24(o)	USD	16,242	16,326,134
BCP Raptor LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 4.25%), 5.52%, 06/24/24		550	555,671
BCP Renaissance Parent LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.38%, 10/31/24		663	670,253
Beacon Roofing Supply, Inc., Term Loan B, 2.75%, 12/31/00		2,696	2,712,850
Belron Finance Ltd., Term Loan B, 10/25/24(o)		425	427,656
Berry Global, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.49%, 10/01/22		1,339	1,344,882
BJ’s Wholesale Club, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 4.99%, 02/03/24		691	673,062
BMC Software Finance, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.00%), 5.24%, 09/10/22		1,197	1,204,975
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.70%, 09/15/23		1,124	1,130,481
Brand Industrial Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.61%, 06/21/24		2,127	2,139,782
Bright Horizons Family Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 11/07/23		1,878	1,888,461
Caesars Entertainment Resort Properties LLC, Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 10/11/20		3,584	3,585,721
Caesars Growth Properties Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 05/08/21		1,097	1,097,474
Caesars Resort Collection LLC, Term Loan, 2.75%, 09/30/24		1,262	1,269,660
California Resources Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 10.38%), 11.61%, 12/31/21		1,000	1,070,830
Calpine Corp., 1st Lien Term Loan B-5, (LIBOR USD 3 Month + 2.75%), 4.09%, 01/15/24		2,000	2,008,282
Camelot Finance LP, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 4.74%, 10/03/23		1,139	1,146,123
Canyon Valor Cos, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.58%, 06/16/23		233	236,446

13

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Cast & Crew Payroll LLC, Term Loan, (LIBOR USD 6 Month + 3.00%), 4.33%, 09/26/24	USD	625	$629,290
Catalent Pharma Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 05/20/21		2,947	2,973,043
Cavium, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 08/16/22(c)		3,749	3,763,003
CBS Radio, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 10/17/23		1,001	1,007,458
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 7.99%, 04/28/25		248	254,666
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.25%, 04/29/24		375	376,406
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 02/12/21		521	518,407
CenturyLink, Inc., 1st Lien Term Loan, 2.75%, 01/31/25		42,579	42,011,422
CEVA Group plc, Term Loan B, (LIBOR USD 3 Month + 5.50%), 6.88%, 03/19/21		1,009	969,081
Change Healthcare Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 03/01/24		1,870	1,880,176
Charter Communications Operating LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.50%, 01/15/24		8,111	8,169,104
Charter Communications Operating LLC, Term Loan H-2, (LIBOR USD 1 Month + 2.00%), 3.25%, 01/15/22		8,429	8,463,632
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.49%, 05/16/24		500	502,915
Chemours Co. (The), 1st Lien Term Loan, (LIBOR USD 3 Month + 2.25%), 3.00%, 05/12/22	EUR	2,985	3,496,653
Chesapeake Energy Corp., Term Loan, (LIBOR USD 3 Month + 7.50%), 8.81%, 08/23/21	USD	995	1,066,312
CHG Healthcare Services, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.63%, 06/07/23		1,901	1,917,684
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 4.74%, 10/10/23		9,981	10,097,908
CHS/Community Health Systems, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.07%, 12/31/19		200	195,384
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.74%, 04/18/24		948	951,685
Clark Equipment Co., Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.08%, 05/18/24		582	586,004
CONSOL Energy, Inc., Term Loan, 10/30/22(o)		201	199,505
Continental Building Products Operating Co. LLC, Term Loan B-1, (LIBOR USD 3 Month + 2.50%), 3.78%, 08/18/23		1,618	1,628,577
Core & Main LP, 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.00%), 4.46%, 08/01/24		3,148	3,167,675
Cotiviti Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 3.84%, 09/28/23		710	711,525
CPA Global Ltd., Term Loan, 10/15/24(o)		760	762,090

Security		Par (000)	Value
United States (continued)
CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 3.49%, 07/17/25	USD	2,518	$2,513,530
Curo Health Services Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.31%, 02/07/22		379	379,563
Cypress Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 07/05/21		7,611	7,654,479
DaVita, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 06/24/21		450	453,235
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 3.25%, 09/07/23		19,680	19,724,374
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.54%, 06/08/20		1,880	1,880,147
DTI Holdco, Inc., Term Loan, (LIBOR USD 3 Month + 5.25%), 6.63%, 10/02/23		520	509,818
DTZ US Borrower LLC, Term Loan, (LIBOR USD 3 Month + 3.25%), 4.59%, 11/04/21		628	631,666
Dynegy, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.49%, 02/07/24		1,085	1,091,414
Encapsys LLC, Term Loan B, 3.00%, 07/05/24(c)		360	362,700
Energy Future Intermediate Holding Co. LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 06/30/18		5,005	5,036,281
Engility Corp., Term Loan B-1, (LIBOR USD 1 Month + 2.75%), 3.99%, 08/12/20		288	290,104
Engility Corp., Term Loan B-2, (LIBOR USD 1 Month + 3.25%), 4.49%, 08/14/23		481	486,586
Envision Healthcare Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.25%, 12/01/23		2,005	2,012,393
Equinix, Inc., 1st Lien Term Loan B-2, 2.50%, 01/05/24	EUR	1,393	1,629,630
ESH Hospitality, Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.50%), 3.74%, 08/30/23	USD	1,375	1,382,434
Filtration Group, Inc., Term Loan B-1, (LIBOR USD 3 Month + 3.00%), 4.38%, 11/23/20		1,998	2,011,965
First Data Corp., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.49%, 07/08/22		430	431,023
First Data Corp., Term Loan A, (LIBOR USD 1 Month + 2.00%), 3.24%, 06/02/20		13,206	13,255,021
First Data Corp., Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.74%, 04/26/24		4,138	4,154,361
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.34%, 12/29/23		851	856,442
FPC Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 4.00%), 5.33%, 11/19/19		385	380,572
Frontier Communications Corp., Term Loan B, (LIBOR USD 1 Month + 3.75%), 4.99%, 06/15/24		648	616,300
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.08%, 07/30/24		885	889,806
Gates Global LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.58%, 04/01/24		4,363	4,390,558
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 6.00%), 7.24%, 03/01/24		864	836,005
GEO Group, Inc. (The), Term Loan, (LIBOR USD 3 Month + 2.25%), 3.57%, 03/22/24		755	754,683
Go Daddy Operating Co. LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.74%, 02/15/24		1,255	1,261,425

14

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Granite Acquisition, Inc., 1st Lien Term Loan C, (LIBOR USD 3 Month + 4.00%), 5.33%, 12/17/21	USD	36	$35,914
Granite Acquisition, Inc., Term Loan B1, (LIBOR USD 3 Month + 4.00%), 5.34%, 12/17/21		889	899,205
Gray Television, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.74%, 02/07/24		500	503,750
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.05%, 10/12/22		423	424,586
Grifols Worldwide Operations USA, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.25%), 3.45%, 01/31/25		2,510	2,517,455
Gruden Acquisition, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.50%), 6.83%, 08/18/22		253	251,173
GTT Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.50%, 01/09/24		125	125,781
GYP Holdings III Corp., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.38%, 04/01/23		748	754,352
Harbor Freight Tools USA, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.49%, 08/18/23		1,530	1,538,671
Harland Clarke Holdings Corp., Term Loan B:
(LIBOR USD 3 Month + 5.50%), 6.83%, 02/09/22		50	49,991
6.07%, 10/30/23(b)		295	295,982
Hayward Industries, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 08/05/24		459	462,823
HB Fuller Co., 1st Lien Term Loan, (LIBOR USD 6 Month + 2.25%), 3.49%, 10/20/24		720	723,902
HCP Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 05/16/24		411	412,170
HD Supply, Inc., Term Loan B-3, (LIBOR USD 3 Month + 2.25%), 3.58%, 08/13/21		1,455	1,468,170
Hostess Brands LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 3.74%, 08/03/22		1,782	1,790,921
Houghton Mifflin, Term Loan, 4.24%, 05/28/21		359	342,045
HUB International Ltd., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.31%, 10/02/20		654	658,504
Hyland Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 4.49%, 07/01/22		564	568,752
IG Investments Holdings LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 5.33%, 10/31/21		848	856,883
iHeartCommunications, Inc., Term Loan, (LIBOR USD 3 Month + 6.75%), 8.08%, 01/30/19		1,920	1,435,200
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 6.31%, 06/15/21		3,610	3,676,786
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.08%, 02/01/22		1,756	1,758,042
Informatica LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 4.83%, 08/05/22		16,987	17,015,576
iQor US, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 5.00%), 6.34%, 04/01/21		349	347,645
Jaguar Holding Co. II, Term Loan, (LIBOR USD 3 Month + 2.75%),04%, 08/18/22		4,999	5,025,916
JC Penney Corp, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.25%), 5.57%, 06/23/23		955	874,092

Security		Par (000)	Value
United States (continued)
KAR Auction Services, Inc., Term Loan B-5, (LIBOR USD 3 Month + 2.50%), 3.88%, 03/09/23	USD	744	$749,381
KFC Holding Co., Term Loan, (LIBOR USD 1 Month + 2.00%), 3.24%, 06/16/23		9,875	9,934,752
Kingpin Intermediate Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 4.25%), 5.57%, 07/03/24		499	502,181
Kronos, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.81%, 11/01/23		2,169	2,183,126
Las Vegas Sands LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.24%, 03/29/24		1,256	1,262,846
Leslies Poolmart, Inc., 1st Lien Term Loan B, 5.06%, 08/16/23		760	758,727
Level 3 Parent LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 02/22/24		2,509	2,517,506
Ligado Networks LLC, PIK 1st Lien Term Loan, (LIBOR USD + 0.00%), 10.07%, 06/15/20		1,982	1,899,482
LTS Buyer LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.25%), 6.50%, 04/13/20		1,511	1,514,069
Lumos Networks Operators, Term Loan, (LIBOR USD 6 Month + 3.25%), 4.47%, 11/15/24		305	306,379
MA FinanceCo LLC, 1st Lien Term Loan B-3, 3.00%, 06/21/24	EUR	2,000	2,347,173
MA FinanceCo LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 06/21/24	USD	91	91,214
MacDermid European Holdings BV, Term Loan, (LIBOR USD 1 Month + 2.50%), 3.25%, 12/31/00	EUR	2,331	2,732,183
MacDermid, Inc., Term Loan:
(LIBOR USD 1 Month + 2.50%),
3.74%, 06/07/20	USD	1,011	1,019,113
(LIBOR USD 1 Month + 3.00%),
4.24%, 06/07/23		867	872,172
McAfee Holdings LLC, 1st Lien Term Loan, (LIBOR USD 6 Month + 4.50%), 5.83%, 09/27/24		23,630	23,773,434
McAfee LLC, Term Loan, (LIBOR USD 6 Month + 8.50%), 9.83%, 09/30/25		26,492	26,883,824
MGM Growth Properties Operating Partnership LP, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 04/25/23		1,884	1,893,312
Michaels Stores, Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.75%), 3.99%, 01/30/23		611	611,373
Micron Technology, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.39%, 04/26/22		17,570	17,730,996
Microsemi Corp., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 01/15/23		5,591	5,611,293
Mission Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 3.74%, 01/17/24		258	259,482
Mitchell International, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.88%, 10/13/20		997	1,006,629
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 4.33%, 06/07/23		1,596	1,610,508
National Vision, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 03/12/21		1,503	1,509,619
Nautilus Power LLC, Term Loan B, (LIBOR USD 1 Month + 4.50%), 5.74%, 05/16/24		848	849,732

15

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Nexstar Broadcasting, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.74%, 01/17/24	USD	2,055	$2,066,692
Northwest Airlines, Inc., Term Loan, (LIBOR USD 6 Month + 1.23%), 2.68%, 09/10/18(c)		92	91,170
Northwest Airlines, Inc., Term Loan 2, (LIBOR USD 6 Month + 1.23%), 2.68%, 09/10/18(c)		92	90,512
Northwest Airlines, Inc., Term Loan 5, (LIBOR USD 6 Month + 1.23%), 2.68%, 09/10/18(c)		91	89,398
NVA Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.83%, 08/14/21		416	419,283
ON Semiconductor Corp., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 03/31/23		7,245	7,275,748
Optiv Security, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 4.56%, 02/01/24		848	798,349
Optiv Security, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.56%, 01/31/25		250	230,000
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 5.08%, 06/30/21		3,547	3,562,985
PAREXEL International Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 09/27/24		728	734,501
Party City Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.43%, 08/19/22		598	599,985
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 8.56%, 08/01/25		375	384,375
Peak 10 Holding Corp., Term Loan B, (LIBOR USD 3 Month + 3.50%), 4.81%, 08/01/24		710	713,110
Petco Animal Supplies, Inc., Refinancing Term Loan B-1, (LIBOR USD 3 Month + 3.00%), 4.38%, 01/26/23		431	352,149
PetSmart, Inc., Refinancing 1st Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 03/11/22		270	230,030
Pike Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.76%, 09/20/24		50	50,750
Pinnacle Foods Finance LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.23%, 02/02/24		1,871	1,880,217
Plastipak Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 2.75%), 3.99%, 10/14/24		285	286,995
PQ Corp., Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.63%, 11/04/22(g)		642	649,517
Press Ganey Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 10/23/23		481	484,794
Prestige Brands, Inc., 1st Lien Term Loan B-4, (LIBOR USD 1 Month + 2.75%), 3.99%, 01/26/24		1,359	1,366,111
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 05/02/22		10,064	10,146,505
Project Alpha Intermediate Holding, Inc., 1st Lien Term Loan B, (LIBOR USD 6 Month + 3.50%), 5.04%, 04/26/24		863	842,589
Quintiles IMS, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 2.75%, 03/07/24	EUR	1,496	1,753,604

Security		Par (000)	Value
United States (continued)
Quintiles IMS, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.33%, 03/07/24	USD	4,996	$5,028,559
Quintiles IMS, Inc., Term Loan B-2, (LIBOR USD 3 Month + 2.00%), 3.32%, 01/14/25		2,261	2,275,945
Rackspace Hosting, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 4.31%, 11/03/23		753	752,093
Radiate Holdco LLC, Term Loan 1, (LIBOR USD 1 Month + 3.00%), 4.24%, 02/01/24		741	732,728
RBS Global, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.09%, 08/21/23		1,964	1,975,343
Realogy Group LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 07/20/22		625	628,519
Revlon Consumer Products Corp., Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.74%, 09/07/23		202	173,940
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 02/05/23		1,755	1,764,863
Rite Aid Corp., 2nd Lien Term Loan, (LIBOR USD 1 Month + 4.75%), 6.00%, 08/21/20		360	361,800
Riverbed Technology, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 4.50%, 04/24/22		385	368,399
RPI Finance Trust, Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.33%, 03/27/23		689	691,922
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 3.49%, 02/22/24		9,131	9,168,963
Scientific Games International, Inc., Term Loan B-4, (LIBOR USD 3 Month + 3.25%), 4.52%, 08/14/24		1,507	1,523,743
Seattle Escrow Borrower, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 06/21/24		614	615,992
Securus Technologies, Inc., 1st Lien Term Loan, 11/01/24(o)		500	505,835
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 03/01/21		598	601,071
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 5.75%), 6.99%, 02/28/22		850	857,437
Serta Simmons Bedding LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 4.83%, 11/08/23		1,145	1,127,090
Serta Simmons Bedding LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 8.00%), 9.31%, 11/08/24		733	692,370
ServiceMaster Co. LLC (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 3.74%, 11/08/23		2,507	2,517,605
Signode Industrial Group US, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.04%, 05/01/21(c)		609	615,046
Solenis International LP, 2nd Lien Term Loan, (LIBOR USD 3 Month + 6.75%), 8.07%, 07/31/22		255	251,336
Solera LLC, Term Loan B-1, (LIBOR USD 1 Month + 3.25%), 4.49%, 03/03/23		1,439	1,448,975
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.58%, 09/30/22		1,325	1,322,512
Spectrum Brands, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.29%, 06/23/22		1,249	1,257,108
Spin Holdco, Inc., Term Loan B-1, (LIBOR USD 1 Month + 3.75%), 4.99%, 11/14/22		959	965,318

16

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United States (continued)
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 3.75%, 02/02/24	USD	9,363	$9,393,804
SS&C European Holdings SARL, Term Loan B-2, (LIBOR USD 1 Month + 2.25%), 3.49%, 07/08/22		68	67,903
SS&C Technologies, Inc., Term Loan B-1, (LIBOR USD 1 Month + 2.25%), 3.49%, 07/08/22		1,315	1,322,417
StandardAero Aviation Holdings, Inc. Term Loan, 5.10%, 07/07/22		150	152,000
Staples, Inc., Term Loan, (LIBOR USD 6 Month + 4.00%), 5.31%, 09/12/24		3,081	2,895,370
Sterling Midco Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.84%, 06/19/24		1,005	1,007,513
Team HLTH, Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 02/06/24(c)		385	381,631
Telenet Financing USD LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 3.99%, 06/30/25		2,135	2,143,305
Tempo Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.24%, 05/01/24		1,466	1,470,607
Terra-Gen Finance Co. LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 5.49%, 12/09/21(c)		469	422,366
TIBCO Software, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 4.75%, 12/04/20		891	896,332
TKC Holdings, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 5.52%, 02/01/23		1,030	1,040,123
TMK Hawk Parent Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 4.88%, 08/28/24		591	596,644
Trans Union LLC, 1st Lien Term Loan B-3, (LIBOR USD 1 Month + 2.00%), 3.24%, 04/10/23		1,520	1,524,271
TransDigm, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.26%, 08/22/24		2,487	2,497,844
TransDigm, Inc., Term Loan F, (LIBOR USD 3 Month + 3.00%), 4.27%, 06/09/23		15,333	15,392,841
TriMark USA LLC, Delayed Draw Term Loan, 08/28/24(o)		27	27,193
Tronox Blocked Borrower LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.32%, 09/23/24		121	121,888
Tronox Finance LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 4.32%, 09/23/24		279	281,280
TruGreen LP, Term Loan, (LIBOR USD 1 Month + 4.00%), 5.24%, 04/13/23(c)		375	380,625
UIC Merger Sub, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.00%), 8.33%, 08/30/25		375	381,094
Ultra Resources, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 4.31%, 04/12/24		405	404,899
Unitymedia Finance LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 3.49%, 09/30/25		507	506,569
Univision Communications, Inc., Term Loan C-5, (LIBOR USD 1 Month + 2.75%), 3.99%, 03/15/24		628	625,364
US Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.00%, 06/27/23		2,500	2,519,579
USI, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 3.00%), 4.31%, 05/16/24(g)		565	566,175
USIC Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.00%, 12/08/23(g)		375	378,124

Security		Par (000)	Value
United States (continued)
Veritas US, Inc., Term Loan B-1:
(LIBOR USD 3 Month + 4.50%), 5.50%, 01/27/23	EUR	5,219	$6,142,195
(LIBOR USD 3 Month + 4.50%), 5.83%, 01/27/23	USD	625	629,575
Vertiv Group Corp., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.69%, 11/30/23		2,187	2,201,986
VF Holdings Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 4.49%, 06/30/23		931	936,416
VICI Properties, Inc., Term Loan B-1, (LIBOR USD 3 Month + 3.50%), 4.75%, 10/15/22		7,026	7,030,988
Vine Oil & Gas LP, Term Loan B, (LIBOR USD 1 Month + 6.88%), 8.12%, 12/02/21		378	371,385
Virgin Media Bristol LLC, Term Loan I, (LIBOR USD 1 Month + 2.75%), 3.99%, 01/31/25		1,790	1,796,713
Vistra Operations Co. LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.01%, 08/04/23		913	915,175
Vistra Operations Co. LLC, Term Loan C, (LIBOR USD 1 Month + 2.75%), 4.08%, 08/04/23		210	210,616
Weight Watchers International, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 4.55%, 04/02/20		1,534	1,517,926
WESCO Distribution, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 12/12/19(c)		69	69,183
West Corp., Term Loan, (LIBOR USD 1 Month + 4.00%), 5.24%, 10/03/24		1,084	1,086,311
Western Digital Corp., Term Loan A, (LIBOR USD 3 Month + 1.75%), 2.98%, 04/29/21		2,885	2,893,584
Western Digital Corp., Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 04/29/23		8,060	8,084,372
WEX, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 3.99%, 06/30/23		1,493	1,508,799
Wilsonart LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 4.59%, 12/19/23		831	837,961
Wrangler Buyer Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.24%, 09/20/24		880	887,383
Zayo Group LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 3.24%, 01/19/21		633	634,360
Ziggo Secured Finance Partnership, Term Loan E, (LIBOR USD 1 Month + 2.50%), 3.74%, 04/15/25		1,255	1,257,748

			549,980,042

Total Floating Rate Loan Interests — 17.7% (Cost: $732,019,631)			729,901,734

Foreign Agency Obligations — 2.1%

Canada — 0.0%
NOVA Chemicals Corp.(a):
4.88%, 06/01/24		233	237,369
5.25%, 06/01/27		91	92,820

			330,189
China—0.6%
Bluestar Finance Holdings Ltd., 3.50%, 09/30/21		606	611,198

17

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
China (continued)
CDBL Funding 1:
3.00%, 04/24/23	USD	1,070	$1,063,740
3.50%, 10/24/27		920	911,457
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		1,150	1,130,547
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		1,800	1,836,072
CITIC Ltd., 6.80%, 01/17/23		2,000	2,344,840
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,928,282
Dianjian Haiyu Ltd., (USD Swap Semi 5 Year + 6.77%), 3.50%, 06/14/22(g)(h)		903	903,010
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20 .		1,700	1,719,630
Huarong Finance 2017 Co. Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 01/24/22(g)(h)		660	676,553
4.75%, 04/27/27		900	939,025
Huarong Finance II Co. Ltd.:
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.71%), 2.88%, 09/14/21(g)(h)		1,500	1,449,433
5.50%, 01/16/25		1,200	1,307,088
4.63%, 06/03/26		772	800,173
4.88%, 11/22/26		467	493,237
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		600	585,752
Minmetals Bounteous Finance BVI Ltd., 4.75%, 07/30/25		1,900	2,060,740
Shanhai Hong Kong International Investments Ltd., 3.88%, 04/20/20		925	930,601
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24		208	230,339
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27		208	230,986
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47		1,400	1,465,117

			24,617,820
France — 1.0%
Electricite de France SA:
(EUR Swap Annual 8 Year + 2.44%), 4.13%, 01/22/22(g)(h)	EUR	2,700	3,420,291
3.63%, 10/13/25	USD	12,305	12,698,070
4.63%, 04/26/30	EUR	2,000	3,093,487
NEW Areva Holding SA, 4.88%, 09/23/24		16,350	21,454,528

			40,666,376
Hong Kong — 0.1%
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25	USD	2,970	3,084,660
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27		1,300	1,359,604

			4,444,264
India — 0.1%
Greenko Dutch BV, 5.25%, 07/24/24		1,275	1,295,719
Greenko Investment Co., 4.88%, 08/16/23		1,814	1,805,381
NTPC Ltd., 5.63%, 07/14/21		1,100	1,205,312

			4,306,412
Indonesia — 0.1%
Pertamina Persero PT:
5.63%, 05/20/43		2,255	2,470,260
6.45%, 05/30/44		2,460	2,968,118

			5,438,378

Security		Par (000)	Value
South Korea — 0.1%
Export-Import Bank of Korea:
(LIBOR USD 3 Month + 0.93%), 1.00%, 11/01/22(g)	USD	1,700	$1,704,440
3.00%, 11/01/22		1,475	1,478,247
Korea Housing Finance Corp., 3.00%, 10/31/22		1,750	1,752,226

			4,934,913
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		1,300	1,316,364
DP World Crescent Ltd., 3.91%, 05/31/23		200	204,750

			1,521,114
Total Foreign Agency Obligations — 2.1% (Cost: $80,365,238)			86,259,466

Foreign Government Obligations — 2.2%

Argentina — 0.1%
Republic of Argentina, 6.88%, 04/22/21		4,705	5,128,450

Bahrain — 0.0%
Kingdom of Bahrain:
6.75%, 09/20/29		1,225	1,218,385

Belarus — 0.1%
Republic of Belarus, 6.88%, 02/28/23		2,080	2,210,416

China — 0.1%
People’s Republic of China:
2.13%, 11/02/22		2,535	2,531,616
2.63%, 11/02/27		1,490	1,499,902

			4,031,518
Croatia — 0.2%
Republic of Croatia, 3.88%, 05/30/22	EUR	6,000	7,832,754

Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22	USD	4,180	4,358,586

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24		4,500	5,115,204

Indonesia — 0.2%
Republic of Indonesia:
2.88%, 07/08/21	EUR	6,200	7,817,891
4.75%, 07/18/47	USD	1,150	1,217,106

			9,034,997
Ivory Coast — 0.1%
Republic of Ivory Coast, 5.75%, 12/31/32		1,448	1,427,119

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		700	703,496

Mongolia — 0.1%
Government of Mongolia:
7.50%, 06/30/18	CNY	4,000	602,951
5.63%, 05/01/23	USD	650	652,672

			1,255,623
Portugal — 0.3%
Republic of Portugal, 5.13%, 10/15/24		12,875	13,629,990

Russia — 0.2%
Russian Federation, 5.00%, 04/29/20		8,500	8,988,716

18

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Shares/ Par (000)	Value
Serbia — 0.3%
Republic of Serbia:
5.88%, 12/03/18	USD	7,400	$7,653,568
4.88%, 02/25/20		5,700	5,937,223

			13,590,791
Sri Lanka — 0.2%
Republic of Sri Lanka:
5.75%, 01/18/22		1,200	1,272,859
6.13%, 06/03/25		1,800	1,920,777
6.85%, 11/03/25		1,300	1,442,981
6.83%, 07/18/26		1,879	2,083,525

			6,720,142
Ukraine — 0.1%
Republic of Ukraine, 7.75%, 09/01/21		4,200	4,483,668

United Arab Emirates — 0.0%
Government of United Arab Emirates, 4.13%, 10/11/47		925	916,675

Venezuela — 0.1%
Bolivarian Republic of Venezuela, 11.75%, 10/21/26		1,500	611,250
Petroleos de Venezuela SA, 6.00%, 11/15/26		4,200	1,165,500

			1,776,750

Total Foreign Government Obligations — 2.2% (Cost: $90,696,894)			92,423,280

Investment Companies — 0.2%
iShares iBoxx $ High Yield Corporate Bond ETF(s)		55,000	4,865,850

Total Investment Companies — 0.2% (Cost: $4,862,918)			4,865,850

Non-Agency Mortgage-Backed Securities — 1.1%

Collateralized Mortgage Obligations — 0.1%
United Kingdom — 0.1%
Paragon Mortgages No. 13 plc, Series 13X, Class A2C, 1.54%, 01/15/39(b)	USD	5,143	4,916,702

Commercial Mortgage-Backed Securities — 0.9%
United States — 0.9%
Commercial Mortgage Trust(a)(b):
Series 2014-PAT, Class E, 4.39%, 08/13/27		1,000	1,015,692
Series 2014-PAT, Class F, 3.68%, 08/13/27		2,000	1,997,559
Series 2014-PAT, Class G, 2.83%, 08/13/27		2,000	1,999,420
Core Industrial Trust(a)(b):
Series 2015-CALW, Class F, 3.85%, 02/10/34		4,620	4,615,759
Series 2015-CALW, Class G, 3.85%, 02/10/34		5,640	5,490,746
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.88%, 04/15/37		189	186,539

Security		Shares/ Par (000)	Value
United States (continued)
GAHR Commercial Mortgage Trust(a)(b):
Series 2015-NRF, Class EFX, 3.38%, 12/15/34	USD	8,740	$8,741,156
Series 2015-NRF, Class FFX, 3.38%, 12/15/34		4,620	4,587,138
Series 2015-NRF, Class GFX, 3.38%, 12/15/34		2,665	2,624,798
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)(b)		2,545	2,558,058
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.84%, 09/15/28(a)(b)		5,533	5,630,878

			39,447,743

Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
CFCRE Commercial Mortgage Trust, Series 2016- C4, Class XA, 1.76%, 05/10/58(b)		21,156	2,297,488

Total Non-Agency Mortgage-Backed Securities — 1.1% (Cost: $45,024,307)			46,661,933

Preferred Stocks — 0.1%

Luxembourg — 0.0%(c)(e)
Concrete Investment II SCA, 0.00%		23,648	313,340
Novartex Holding Luxembourg SCA, 0.00%		94	—

			313,340
United States — 0.1%
SLM Corp., Series B, 3.02%, 12/15/17(b)(h)		50,000	3,366,000

Total Preferred Stocks — 0.1% (Cost: $4,517,409)			3,679,340

U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes:
1.88%, 09/30/22	USD	4,575	4,545,156

Total U.S. Treasury Obligations — 0.1% (Cost: $4,563,969)			4,545,156

Total Long-Term Investments — 99.5% (Cost: $4,067,953,225)			4,106,859,546

19

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Short-Term Securities — 26.0%

Borrowed Bond Agreements — 23.1%(p)
Amherst Pierpont Securities LLC, 0.90%, 11/01/2017 (Purchased on 10/31/2017 to be repurchased at USD 59,728,350, collateralized by U.S. Treasury Notes, due 08/15/2027, par and fair value of USD 59,728,350 and $(2,650,969,324) respectively)	USD	59,728	$59,728,350
Amherst Pierpont Securities LLC, 0.75%, Open (Purchased on 10/25/2017 to be repurchased at USD 11,250,000, collateralized by Anheuser-Busch InBev SA/NV, due 02/01/2046, par and fair value of USD 11,250,000 and $(2,650,969,324) respectively)(q)		11,250	11,250,000
Amherst Pierpont Securities LLC, 0.65%, Open (Purchased on 05/19/2017 to be repurchased at USD 20,125,000, collateralized by Express Scripts Holding Co., due 07/15/2046, par and fair value of USD 20,125,000 and $(2,650,969,324) respectively)(q)		20,125	20,125,000
Amherst Pierpont Securities LLC, 0.75%, Open (Purchased on 07/07/2017 to be repurchased at USD 4,232,550, collateralized by Mylan NV, due 06/15/2026, par and fair value of USD 4,232,550 and $(2,650,969,324) respectively)(q)		4,233	4,232,550
Barclays Bank plc, (0.25)%, 07/29/2020 (Purchased on 10/18/2017 to be repurchased at USD 2,710,500, collateralized by Bank of Communications Co. Ltd., due 12/31/2049, par and fair value of USD 2,710,500 and $(2,650,969,324) respectively)		2,711	2,710,500
Barclays Bank plc, 2.70%, 03/31/2026 (Purchased on 09/12/2017 to be repurchased at EUR 6,252,302, collateralized by Anheuser-Busch InBev SA/NV, due 03/31/2026, par and fair value of EUR 5,225,056 and $(2,650,969,324) respectively)	EUR	5,225	6,086,407
Barclays Bank plc, (1.00)%, 11/03/2028 (Purchased on 09/08/2017 to be repurchased at EUR 6,075,721, collateralized by Danone SA, due 11/03/2028, par and fair value of EUR 5,050,895 and $(2,650,969,324) respectively)		5,051	5,883,535
Barclays Bank plc, (2.75)%, Open (Purchased on 06/30/2017 to be repurchased at EUR 2,870,316, collateralized by Areva SA, due 11/06/2019, par and fair value of EUR 2,516,607 and $(2,650,969,324) respectively)(q)		2,517	2,931,470
Barclays Bank plc, 0.75%, Open (Purchased on 09/20/2017 to be repurchased at USD 1,480,250, collateralized by Uniti Groupcsl Capital, due 10/15/2023, par and fair value of USD 1,480,250 and $(2,650,969,324) respectively)(q)	USD	1,480	1,480,250
Barclays Bank plc, 0.00%, Open (Purchased on 10/31/2017 to be repurchased at USD 4,789,750, collateralized by Deutsche Bank AG, due 12/31/2049, par and fair value of USD 4,789,750 and $(2,650,969,324) respectively)(q)		4,790	4,789,750
Barclays Bank plc, (0.95)%, Open (Purchased on 10/19/2017 to be repurchased at EUR 5,760,972, collateralized by Dufry One BV, due 10/15/2024, par and fair value of EUR 4,874,949 and $(2,650,969,324) respectively)(q)	EUR	4,875	5,678,584

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.70)%, Open (Purchased on 02/06/2017 to be repurchased at EUR 10,364,059, collateralized by Kingdom of Spain, due 01/31/2023, par and fair value of EUR 9,649,975 and $(2,650,969,324) respectively)(q)	EUR	9,650	$11,240,773
Barclays Capital, Inc., 0.63%, 11/01/2017 (Purchased on 10/31/2017 to be repurchased at USD 28,812,275, collateralized by U.S. Treasury Notes, due 09/15/2020, par and fair value of USD 28,812,275 and $(2,650,969,324) respectively)	USD	28,812	28,812,275
Barclays Capital, Inc., 0.75%, Open (Purchased on 03/20/2017 to be repurchased at USD 15,187,500, collateralized by Exxon Mobil Corp., due 03/01/2046, par and fair value of USD 15,187,500 and $(2,650,969,324) respectively)(q)		15,188	15,187,500
Barclays Capital, Inc., 0.75%, Open (Purchased on 08/10/2017 to be repurchased at USD 5,212,500, collateralized by Intel Corp., due 05/11/2047, par and fair value of USD 5,212,500 and $(2,650,969,324) respectively)(q)		5,213	5,212,500
Barclays Capital, Inc., 0.75%, Open (Purchased on 03/20/2017 to be repurchased at USD 6,408,375, collateralized by Macys Retail Holdings, Inc., due 02/15/2023, par and fair value of USD 6,408,375 and $(2,650,969,324) respectively)(q)		6,408	6,408,375
Barclays Capital, Inc., 0.75%, Open (Purchased on 07/07/2017 to be repurchased at USD 22,850,000, collateralized by Bank of America Corp., due 12/31/2049, par and fair value of USD 22,850,000 and $(2,650,969,324) respectively)(q)		22,850	22,850,000
Barclays Capital, Inc., 0.75%, Open (Purchased on 08/16/2017 to be repurchased at USD 1,721,081, collateralized by Seagate Hdd Cayman, due 06/01/2023, par and fair value of USD 1,721,081 and $(2,650,969,324) respectively)(q)		1,721	1,721,081
Barclays Capital, Inc., 0.75%, Open (Purchased on 07/07/2017 to be repurchased at USD 14,008,410, collateralized by JP Morgan Chase, due 12/31/2049, par and fair value of USD 14,008,410 and $(2,650,969,324) respectively)(q)		14,008	14,008,410
Barclays Capital, Inc., (0.75)%, Open (Purchased on 09/01/2017 to be repurchased at USD 1,810,500, collateralized by American Axle & Manufacturing, Inc., due 04/01/2025, par and fair value of USD 1,810,500 and $(2,650,969,324) respectively)(q)		1,811	1,810,500
Barclays Capital, Inc., 0.75%, Open (Purchased on 07/07/2017 to be repurchased at USD 22,775,000, collateralized by Citigroup, Inc., due 12/31/2049, par and fair value of USD 22,775,000 and $(2,650,969,324) respectively)(q)		22,775	22,775,000
BNP Paribas SA, 1.15%, 11/01/2017 (Purchased on 10/31/2017 to be repurchased at USD 27,318,413, collateralized by U.S. Treasury Bonds, due 05/15/2047, par and fair value of USD 27,318,413 and $(2,650,969,324) respectively)		27,318	27,318,413

20

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, 0.65%, Open (Purchased on 08/24/2017 to be repurchased at 9,090,000, collateralized by Cisco Systems Inc, due 01/15/2040, par and fair value of 9,090,000 and $(2,650,969,324) respectively)(q)	USD	9,090	$9,090,000
Boparan Finance plc, 5.25%, 07/15/2019 (Purchased on 0 to be repurchased at GBP — , collateralized by 0, due 0, par and fair value of GBP 5,795,799 and $(2,650,969,324) respectively)	GBP	5,796	7,697,690
Citigroup Global Markets Holdings, Inc., 1.00%, Open (Purchased on 09/15/2017 to be repurchased at 6,124,993, collateralized by AstraZeneca plc, due 05/12/2028, par and fair value of 5,127,234 and $(2,650,969,324) respectively)(q)		5,127	5,972,458
Citigroup Global Markets, Inc., 0.00%, Open (Purchased on 10/31/2017 to be repurchased at USD 1,465,625, collateralized by Valeant Pharmaceuticals International, Inc., due 04/15/2025, par and fair value of USD 1,465,625 and $(2,650,969,324) respectively)	USD	1,466	1,465,625
Citigroup Global Markets, Inc., 0.85%, Open (Purchased on 04/28/2017 to be repurchased at USD 10,012,500, collateralized by Zimmer Holdings, Inc., due 04/01/2025, par and fair value of USD 10,012,500 and $(2,650,969,324) respectively)(q)		10,013	10,012,500
Citigroup Global Markets, Inc., 0.85%, Open (Purchased on 10/10/2017 to be repurchased at USD 10,537,500, collateralized by Ford Motor Credit Company LLC, due 01/08/2026, par and fair value of USD 10,537,500 and $(2,650,969,324) respectively)(q)		10,538	10,537,500
Citigroup Global Markets, Inc., 0.75%, Open (Purchased on 06/29/2017 to be repurchased at USD 446,286, collateralized by Kennametal, Inc., due 02/15/2022, par and fair value of USD 446,286 and $(2,650,969,324) respectively)(q)		446	446,286
Citigroup Global Markets, Inc., 0.85%, Open (Purchased on 08/04/2017 to be repurchased at USD 21,650,000, collateralized by Mylan NV, due 06/15/2046, par and fair value of USD 21,650,000 and $(2,650,969,324) respectively)(q)		21,650	21,650,000
Citigroup Global Markets, Inc., 0.50%, Open (Purchased on 07/11/2017 to be repurchased at USD 9,381,556, collateralized by JP Morgan Chase, due 12/31/2049, par and fair value of USD 9,381,556 and $(2,650,969,324) respectively)(q)		9,382	9,381,556
Citigroup Global Markets, Inc., 0.25%, Open (Purchased on 03/22/2017 to be repurchased at USD 3,463,063, collateralized by Ally Financial, Inc., due 09/30/2024, par and fair value of USD 3,463,063 and $(2,650,969,324) respectively)(q)		3,463	3,463,063
Citigroup Global Markets, Inc., (2.65)%, Open (Purchased on 08/31/2017 to be repurchased at USD 1,699,688, collateralized by Whiting Petroleum Corp., due 03/15/2021, par and fair value of USD 1,699,688 and $(2,650,969,324) respectively)(q)		1,700	1,699,688

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets, Inc., 0.85%, Open (Purchased on 08/10/2017 to be repurchased at 5,181,250, collateralized by Intel Corporation, due 05/11/2047, par and fair value of 5,181,250 and $(2,650,969,324) respectively)(q)	USD	5,181	$5,181,250
Citigroup Global Markets, Inc., 0.85%, Open (Purchased on 08/18/2017 to be repurchased at USD 6,473,500, collateralized by Level 3 Financing, Inc., due 05/01/2025, par and fair value of USD 6,473,500 and $(2,650,969,324) respectively)(q)		6,474	6,473,500
Citigroup Global Markets, Inc., 0.85%, Open (Purchased on 08/17/2017 to be repurchased at USD 16,200,000, collateralized by Enterprise Products Operating LLC, due 05/15/2046, par and fair value of USD 16,200,000 and $(2,650,969,324) respectively)(q)		16,200	16,200,000
Citigroup Global Markets, Inc., 0.85%, Open (Purchased on 10/30/2017 to be repurchased at USD 11,054,081, collateralized by Citigroup Global Markets Holdings, Inc., due 09/15/2045, par and fair value of USD 11,054,081 and $(2,650,969,324) respectively)(q)		11,054	11,054,081
Citigroup Global Markets, Inc., 0.25%, Open (Purchased on 08/21/2017 to be repurchased at USD 4,774,125, collateralized by Rackspace Hosting, Inc., due 11/15/2024, par and fair value of USD 4,774,125 and $(2,650,969,324) respectively)(q)		4,774	4,774,125
Citigroup Global Markets, Inc., 0.85%, Open (Purchased on 10/17/2017 to be repurchased at USD 1,471,500, collateralized by Endo Finance LLC, due 07/15/2023, par and fair value of USD 1,471,500 and $(2,650,969,324) respectively)(q)		1,472	1,471,500
Credit Suisse Securities USA LLC, 0.90%, 11/01/2017 (Purchased on 10/31/2017 to be repurchased at USD 37,414,081, collateralized by U.S. Treasury Notes, due 08/31/2024, par and fair value of USD 37,414,081 and $(2,650,969,324) respectively)		37,414	37,414,081
Credit Suisse Securities USA LLC, (0.25)%, Open (Purchased on 06/15/2017 to be repurchased at USD 24,843,750, collateralized by Philip Morris International, Inc., due 02/25/2026, par and fair value of USD 24,843,750 and $(2,650,969,324) respectively)(q)		24,844	24,843,750
Credit Suisse Securities USA LLC, 0.50%, Open (Purchased on 08/15/2017 to be repurchased at USD 5,441,663, collateralized by International Business Machines Corp., due 02/19/2046, par and fair value of USD 5,441,663 and $(2,650,969,324) respectively)(q)		5,442	5,441,663
Credit Suisse Securities USA LLC, 0.50%, Open (Purchased on 06/23/2017 to be repurchased at USD 2,760,000, collateralized by Republic of Ecuador, due 06/20/2024, par and fair value of USD 2,760,000 and $(2,650,969,324) respectively)(q)		2,760	2,760,000

21

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Credit Suisse Securities USA LLC, 0.80%, Open (Purchased on 07/21/2017 to be repurchased at USD 22,275,000, collateralized by Wells Fargo & Co., due 12/31/2049, par and fair value of USD 22,275,000 and $(2,650,969,324) respectively)(q)	USD	22,275	$22,275,000
Deutsche Bank AG, (0.60)%, Open (Purchased on 01/31/2017 to be repurchased at EUR 10,657,049, collateralized by Kingdom of Spain, due 01/31/2023, par and fair value of EUR 9,861,287 and $(2,650,969,324) respectively)(q)	EUR	9,861	11,486,920
JP Morgan Securities LLC, 1.10%, 11/01/2017 (Purchased on 10/31/2017 to be repurchased at 30,838,065, collateralized by U.S. Treasury Notes, due 08/31/2022, par and fair value of 30,838,065 and $(2,650,969,324) respectively)		30,838	30,838,065
JP Morgan Securities LLC, 1.12%, 11/01/2017 (Purchased on 10/31/2017 to be repurchased at USD 43,444,685, collateralized by U.S. Treasury Notes, due 09/30/2024, par and fair value of USD 43,444,685 and $(2,650,969,324) respectively)	USD	43,445	43,444,685
JP Morgan Securities LLC, (0.85)%, 01/12/2018 (Purchased on 10/20/2017 to be repurchased at EUR 6,421,931, collateralized by Telecom Italia SpA, due 07/19/2023, par and fair value of EUR 5,455,491 and $(2,650,969,324) respectively)	EUR	5,455	6,354,829
JP Morgan Securities LLC, 3.75%, 03/02/2022 (Purchased on 09/29/2017 to be repurchased at EUR 6,539,116, collateralized by TDC A/S, due 03/02/2022, par and fair value of EUR 5,532,715 and $(2,650,969,324) respectively)		5,533	6,444,783
JP Morgan Securities LLC, 1.25%, 11/13/2023 (Purchased on 09/12/2017 to be repurchased at EUR 2,946,365, collateralized by Bayer Capital Corp. BV, due 11/13/2023, par and fair value of EUR 2,462,281 and $(2,650,969,324) respectively)		2,462	2,868,188
JP Morgan Securities LLC, 1.00%, 03/08/2027 (Purchased on 09/12/2017 to be repurchased at EUR 2,818,160, collateralized by Air Liquide Finance SA, due 03/08/2027, par and fair value of EUR 2,355,140 and $(2,650,969,324) respectively)		2,355	2,743,385
JP Morgan Securities LLC, 1.13%, 09/30/2027 (Purchased on 09/12/2017 to be repurchased at EUR 2,819,486, collateralized by Novartis Finance SA, due 09/30/2027, par and fair value of EUR 2,356,247 and $(2,650,969,324) respectively)		2,356	2,744,675
JP Morgan Securities LLC, 0.00%, Open (Purchased on 10/04/2017 to be repurchased at USD 2,842,441, collateralized by Industrial & Commercial Bank of China Ltd., due 12/31/2049, par and fair value of USD 2,842,441 and $(2,650,969,324) respectively)(q)	USD	2,842	2,842,441
JP Morgan Securities LLC, (0.85)%, Open (Purchased on 09/14/2017 to be repurchased at EUR 7,333,001, collateralized by Siemens Financieringsmaatschapp, due 03/10/2028, par and fair value of EUR 6,158,563 and $(2,650,969,324) respectively)(q)	EUR	6,159	7,173,802

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
JP Morgan Securities LLC, (1.65)%, Open (Purchased on 07/11/2017 to be repurchased at EUR 3,174,483, collateralized by Saipem Finance International BV, due 09/08/2023, par and fair value of EUR 2,779,990 and $(2,650,969,324) respectively)(q)	EUR	2,780	$3,238,271
JP Morgan Securities LLC, (1.85)%, Open (Purchased on 10/25/2017 to be repurchased at EUR 8,155,928, collateralized by Wind Tre SpA, due 01/20/2025, par and fair value of EUR 6,940,457 and $(2,650,969,324) respectively)(q)		6,940	8,084,591
JP Morgan Securities LLC, (1.10)%, Open (Purchased on 04/18/2017 to be repurchased at EUR 847,679, collateralized by Syngenta Finance NV, due 11/02/2021, par and fair value of EUR 789,714 and $(2,650,969,324) respectively)(q)		790	919,898
JP Morgan Securities LLC, 2.00%, Open (Purchased on 07/03/2017 to be repurchased at EUR 3,939,799, collateralized by Areva SA, due 11/06/2019, par and fair value of EUR 3,465,684 and $(2,650,969,324) respectively)(q)		3,466	4,037,001
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.40%, Open (Purchased on 06/15/2017 to be repurchased at USD 12,840,000, collateralized by Novartis Capital Corp., due 11/20/2045, par and fair value of USD 12,840,000 and $(2,650,969,324) respectively)(q)	USD	12,840	12,840,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.55%, Open (Purchased on 06/15/2017 to be repurchased at USD 12,240,000, collateralized by Merck & Co., Inc., due 02/10/2045, par and fair value of USD 12,240,000 and $(2,650,969,324) respectively)(q)		12,240	12,240,000
MUFG Securities Americas, Inc., 0.70%, Open (Purchased on 08/16/2017 to be repurchased at USD 15,508,500, collateralized by Walt Disney Company (The), due 06/01/2044, par and fair value of USD 15,508,500 and $(2,650,969,324) respectively)(q)		15,509	15,508,500
MUFG Securities Americas, Inc., 0.90%, Open (Purchased on 09/18/2017 to be repurchased at USD 16,145,920, collateralized by Cisco Systems, Inc., due 01/15/2040, par and fair value of USD 16,145,920 and $(2,650,969,324) respectively)(q)		16,146	16,145,920
MUFG Securities Americas, Inc., 0.90%, Open (Purchased on 08/21/2017 to be repurchased at USD 14,943,000, collateralized by Comcast Corp., due 08/15/2047, par and fair value of USD 14,943,000 and $(2,650,969,324) respectively)(q)		14,943	14,943,000
Nomura Securities International, Inc., 1.13%, Open (Purchased on 09/22/2017 to be repurchased at USD 133,650,000, collateralized by U.S. Treasury Notes, due 08/31/2022, par and fair value of USD 133,650,000 and $(2,650,969,324) respectively)(q)		133,650	133,650,000
RBC Capital Markets, LLC, 0.90%, Open (Purchased on 10/02/2017 to be repurchased at USD 3,871,500, collateralized by PetSmart, Inc., due 06/01/2025, par and fair value of USD 3,871,500 and $(2,650,969,324) respectively)		3,872	3,871,500

22

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 0.90%, Open (Purchased on 06/21/2017 to be repurchased at USD 4,638,375, collateralized by United Rentals, due 09/15/2026, par and fair value of USD 4,638,375 and $(2,650,969,324) respectively)(q)	USD	4,638	$4,638,375
RBC Capital Markets, LLC, 0.90%, Open (Purchased on 07/21/2017 to be repurchased at USD 10,550,000, collateralized by Qualcomm Incorporated, due 05/20/2047, par and fair value of USD 10,550,000 and $(2,650,969,324) respectively)(q)		10,550	10,550,000
RBC Capital Markets, LLC, 0.90%, Open (Purchased on 10/13/2017 to be repurchased at USD 3,526,000, collateralized by Endo Finance LLC, due 01/15/2023, par and fair value of USD 3,526,000 and $(2,650,969,324) respectively)(q)		3,526	3,526,000
RBC Capital Markets, LLC, 0.90%, Open (Purchased on 05/16/2017 to be repurchased at USD 1,060,800, collateralized by Mylan NV, due 06/15/2026, par and fair value of USD 1,060,800 and $(2,650,969,324) respectively)(q)		1,061	1,060,800
RBC Capital Markets, LLC, 0.90%, Open (Purchased on 06/09/2017 to be repurchased at USD 19,687,500, collateralized by Diamond 1 Finance Corp., due 07/15/2046, par and fair value of USD 19,687,500 and $(2,650,969,324) respectively)(q)		19,688	19,687,500
RBC Capital Markets, LLC, 0.90%, Open (Purchased on 05/09/2017 to be repurchased at USD 25,620,000, collateralized by Verizon Communications, Inc., due 08/15/2026, par and fair value of USD 25,620,000 and $(2,650,969,324) respectively)(q)		25,620	25,620,000
RBC Capital Markets, LLC, 0.90%, Open (Purchased on 08/01/2017 to be repurchased at USD 6,717,250, collateralized by Seagate Hdd Cayman, due 01/01/2025, par and fair value of USD 6,717,250 and $(2,650,969,324) respectively)(q)		6,717	6,717,250
RBC Capital Markets, LLC, (1.75)%, Open (Purchased on 08/31/2017 to be repurchased at 841,500, collateralized by Carrizo Oil & Gas, Inc., due 04/15/2023, par and fair value of 841,500 and $(2,650,969,324) respectively)(q)		842	841,500
RBC Capital Markets, LLC, (0.25)%, Open (Purchased on 03/10/2017 to be repurchased at USD 1,338,250, collateralized by JC Penney Corporation, Inc., due 07/01/2023, par and fair value of USD 1,338,250 and $(2,650,969,324) respectively)(q)		1,338	1,338,250
RBC Capital Markets, LLC, (0.25)%, Open (Purchased on 10/30/2017 to be repurchased at USD 6,783,000, collateralized by Teva Pharmaceutical Finance Netherlands III BV, due 10/01/2026, par and fair value of USD 6,783,000 and $(2,650,969,324) respectively)(q)		6,783	6,783,000
RBC Capital Markets, LLC, 0.90%, Open (Purchased on 08/10/2017 to be repurchased at USD 7,889,250, collateralized by Netflix, Inc., due 11/15/2026, par and fair value of USD 7,889,250 and $(2,650,969,324) respectively)(q)		7,889	7,889,250

Security		Shares/ Par (000)	Value
Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 0.00%, Open (Purchased on 10/05/2017 to be repurchased at USD 8,125,000, collateralized by Teva Pharmaceutical, due 10/01/2046, par and fair value of USD 8,125,000 and $(2,650,969,324) respectively)(q)	USD	8,125	$8,125,000
RBC Capital Markets, LLC, 0.90%, Open (Purchased on 04/13/2017 to be repurchased at USD 6,952,500, collateralized by Erac USA Finance LLC, due 11/01/2025, par and fair value of USD 6,952,500 and $(2,650,969,324) respectively)(q)		6,953	6,952,500
RBC Capital Markets, LLC, 0.90%, Open (Purchased on 08/10/2017 to be repurchased at 5,200,000, collateralized by Intel Corporation, due 05/11/2047, par and fair value of 5,200,000 and $(2,650,969,324) respectively)(q)		5,200	5,200,000

Total Borrowed Bond Agreements — 23.1% (Cost: $952,096,861)			952,896,418

Foreign Government Obligations — 0.1%
Republic of Belarus, 8.95%, 01/26/18		1,400	1,414,112

Total Foreign Government Obligations — 0.1% (Cost: $1,410,744)			1,414,112

Money Market Funds — 2.8%(r)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.92%(s)		113,379,984	113,379,984
JP Morgan Treasury Plus Money Market Fund Agency Shares, 0.87%		1,542,046	1,542,046

Total Money Market Funds — 2.8% (Cost: $114,922,030)			114,922,030

Total Short-Term Securities — 26.0% (Cost: $1,068,429,635)			1,069,232,560

Total Options Purchased — 0.0% (Cost: $7,017,732)			5,408,493

Total Investments Before Borrowed Bonds and Investments Sold Short — 125.5% (Cost: $5,143,400,592)			5,181,500,599

Borrowed Bonds — (23.2)%

Corporate Bonds — (13.9)%
Belgium — (0.4)%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46	USD	10,000	(11,246,098)
Anheuser-Busch InBev SA/NV, 2.70%, 03/31/26	EUR	4,540	(6,084,347)

			(17,330,445)
China — (0.1)%
Bank of Communications Co. Ltd., (0.25)%, 07/29/20(b)	USD	2,600	(2,674,880)

Denmark — (0.2)%
TDC A/S, 3.75%, 03/02/22	EUR	4,800	(6,341,988)

23

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
France — (0.4)%
Air Liquide Finance SA, 1.00%, 03/08/27	EUR	2,300	$(2,728,360)
Danone SA, (1.00)%, 11/03/28		5,000	(5,885,847)
NEW Areva Holding SA, 4.38%, 11/06/19		5,300	(6,642,907)

			(15,257,114)
Germany — (0.4)%
Bayer Capital Corp. BV, 1.25%, 11/13/23		2,280	(2,812,785)
Deutsche Bank AG, 6.25%, 12/31/49(b)	USD	4,600	(4,643,304)
Siemens Financieringsmaatschappij NV, (0.85)%, 12/31/49	EUR	5,010	(7,017,067)

			(14,473,156)
Israel — (0.4)%
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/01/26	USD	7,600	(6,722,565)
4.10%, 10/01/46		10,000	(7,995,002)

			(14,717,567)
Italy — (0.5)%
Saipem Finance International BV, 3.75%, 09/08/23	EUR	2,500	(3,152,725)
Telecom Italia SpA, (0.85)%, 01/12/18		5,070	(6,375,890)
Wind Tre SpA, 3.13%, 01/20/25		6,900	(8,061,577)

			(17,590,192)
Switzerland — (0.5)%
Dufry One BV, 2.50%, 10/15/24		4,800	(5,732,488)
Novartis Capital Corp., 4.00%, 11/20/45(i)	USD	12,000	(12,897,215)
Novartis Finance SA, 1.13%, 09/30/27	EUR	2,270	(2,724,157)
Syngenta Finance NV, 1.88%, 11/02/21		700	(837,492)

			(22,191,352)
United Kingdom — (0.3)%
AstraZeneca plc, 1.25%, 05/12/28		5,010	(5,933,907)
JP Morgan Securities LLC, 5.25%, 07/15/19	GBP	5,850	(7,557,954)

			(13,491,861)
United States — (10.7)%
Ally Financial, Inc., 5.13%, 09/30/24(i)	USD	3,350	(3,668,250)
American Axle & Manufacturing, Inc., 6.25%, 04/01/25(a)(i)		1,775	(1,819,375)
Bank of America Corp., Series DD, (LIBOR USD 3 Month + 4.55%), 6.30%, 03/10/26(g)(h)(i)		20,000	(22,785,600)
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23		850	(864,875)
Cisco Systems, Inc., 5.50%, 01/15/40(i)		20,000	(25,740,848)
Citigroup, Inc., Series T, (LIBOR USD 3 Month + 4.52%), 6.25%, 08/15/26(g)(h)(i)		20,000	(22,775,000)
Comcast Corp., 4.00%, 08/15/47(i)		15,000	(15,073,095)
Dell International LLC, 8.35%, 07/15/46(a)(i)		15,000	(19,438,069)
DISH DBS Corp., 5.88%, 11/15/24		10,100	(10,087,375)
Endo Dac, 6.00%, 07/15/23		1,800	(1,458,000)
Endo Finance LLC, 5.38%, 01/15/23(a)(i)		4,300	(3,461,500)
Enterprise Products Operating LLC, 4.90%, 05/15/46(i)		15,000	(16,512,074)
ERAC USA Finance LLC, 3.80%, 11/01/25(a)(i)		6,750	(6,934,952)
Express Scripts Holding Co., 4.80%, 07/15/46(i)		20,000	(20,777,164)
Exxon Mobil Corp., 4.11%, 03/01/46(i)		15,000	(16,335,934)
Ford Motor Credit Co. LLC, 4.39%, 01/08/26(i)		10,000	(10,465,524)
Intel Corp., 4.10%, 05/11/47(i)		15,000	(15,882,642)
International Business Machines Corp., 4.70%, 02/19/46(i)		4,805	(5,538,600)
JC Penney Corp., Inc., 5.88%, 07/01/23(a)(i)		1,325	(1,270,741)
JPMorgan Chase & Co., Series S, (LIBOR USD 3 Month + 3.78%), 6.75%, 02/01/24(g)(h)(i)		20,000	(22,925,000)
Kennametal, Inc., 3.88%, 02/15/22(i)		437	(443,242)
Level 3 Financing, Inc., 5.38%, 05/01/25(i)		6,050	(6,322,250)
Macy’s Retail Holdings, Inc., 2.88%, 02/15/23(i).		6,900	(6,315,959)
Merck & Co., Inc., 3.70%, 02/10/45(i)		12,000	(12,180,363)
Mylan NV:(i)
3.95%, 06/15/26		5,210	(5,203,847)
5.25%, 06/15/46		20,000	(20,995,495)

Security		Par (000)	Value
United States (continued)
Netflix, Inc., 4.38%, 11/15/26	USD	7,537	$(7,390,971)
PetSmart, Inc., 5.88%, 06/01/25		5,650	(4,929,625)
Philip Morris International, Inc., 2.75%, 02/25/26(i)		25,000	(24,528,965)
QUALCOMM, Inc., 4.30%, 05/20/47(i)		10,000	(10,111,200)
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)(i)		4,350	(4,581,094)
Seagate HDD Cayman, 4.75%, 01/01/25(i)		6,925	(6,868,853)
United Rentals North America, Inc., 5.88%, 09/15/26(i)		3,695	(4,027,550)
Valeant Pharmaceuticals International, Inc., 6.13%, 04/15/25(a)		1,750	(1,470,000)
Verizon Communications, Inc., 2.63%, 08/15/26(i)		28,000	(26,410,732)
Walt Disney Co. (The), 4.13%, 06/01/44(i)		15,000	(15,940,217)
Wells Fargo & Co., Series U, (LIBOR USD 3 Month + 3.99%), 5.87%, 06/15/25(g)(h)(i)		20,000	(22,360,000)
Whiting Petroleum Corp., 5.75%, 03/15/21(i)		1,750	(1,763,125)
Williams Partners LP, 5.10%, 09/15/45		10,343	(11,080,827)
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/25(i)		10,000	(10,173,385)

			(446,912,318)
Total Corporate Bonds — (13.9)% (Proceeds: $(562,144,927))			(570,980,873)

Foreign Agency Obligations — (0.1)%

China — (0.1)%
Industrial & Commercial Bank of China Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 6.00%, 12/10/19(g)(h)		2,600	(2,711,090)

Total Foreign Agency Obligations — (0.1)% (Proceeds: $(2,611,170))			(2,711,090)

Foreign Government Obligations — (0.5)%

Spain — (0.5)%
Kingdom of Spain, 5.40%, 01/31/23(a)	EUR	15,200	(22,297,698)

Total Foreign Foreign Obligations — (0.5)% (Proceeds: $(20,255,248))			(22,297,698)

U.S. Treasury Obligations — (8.7)%

United States — (8.7)%
U.S. Treasury Bonds, 3.00%, 05/15/47	USD	26,331	(26,992,361)
U.S. Treasury Notes:
1.38%, 09/15/20		29,030	(28,758,978)
1.63%, 08/31/22		166,268	(163,371,299)
1.88%, 08/31/24		38,129	(37,308,333)
2.13%, 09/30/24		43,663	(43,386,695)
2.25%, 08/15/27		60,981	(60,309,256)

			(360,126,922)
Total U.S. Treasury Obligations — (8.7)% (Proceeds: $(361,657,660))			(360,126,922)

Total Borrowed Bonds — (23.2)% (Proceeds: $946,669,005)			(956,116,583)

24

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund (Percentages shown are based on Net Assets)

Security		shares/ Par (000)	Value
Investments Sold Short — (0.3)%

Common Stocks — (0.1)%

Israel — (0.0)%
Teva Pharmaceutical Industries Ltd., ADR		85,000	(1,173,000)

United States — (0.1)%
Capital One Financial Corp		24,500	(2,258,410)

Total Common Stocks — (0.1)% (Proceeds: $3,213,434)			(3,431,410)

Corporate Bonds — (0.1)%
United States — (0.1)%
Charter Communications Operating LLC, 5.38%, 05/01/47	USD	5,000	(5,061,784)

Total Corporate Bonds — (0.1)% (Proceeds: $5,102,174)			(5,061,784)

Investment Companies — (0.1)%
iShares iBoxx $ High Yield Corporate Bond ETF(s)		35,000	(3,096,450)
VanEck Vectors Semiconductor ETF		10,000	(1,016,100)

Total Investment Companies — (0.1)% (Proceeds: $3,899,835)			(4,112,550)

Total Investments Sold Short — (0.3)% (Proceeds: $12,215,443)			(12,605,744)

Total Investments Net of Borrowed Bonds and Investments Sold Short — 102.0% (Cost: $4,184,516,144)			4,212,778,272

Liabilities in Excess of Other Assets — (2.0)%			(80,823,381)

Net Assets — 100.0%			$4,131,954,891

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Zero-coupon bond.
(e)	Non-income producing security.
(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security with no stated maturity date.
(i)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.
(j)	Convertible security.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(n)	Variable rate security. Rate shown is the rate in effect as of period end.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(q)	The amount to be repurchased assumes the maturity will be the day after the period end.
(r)	Annualized 7-day yield as of period end.
(s)	During the period ended October 31, 2017, investments in issuers considered affiliates of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the fund were as follows:

25

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

Affiliate	Shares Held at 07/31/17	Shares Purchased		Shares Sold	Shares Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	57,863,957	55,516,027	(1)	—	113,379,984	$113,379,984	$66,386	$—	$—
iShares iBoxx $ High Yield Corporate Bond ETF	—	97,500		(42,500)	55,000	4,865,850	26,463	—	5,198
iShares JP Morgan USD Emerging Markets Bond ETF	—	30,000		(30,000)	—	—	13,566	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	(5,000)	42,500		(72,500)	(35,000)	(3,096,450)	(31,987)	(4,918)	(45,182)
iShares JP Morgan USD Emerging Markets Bond ETF	(30,000)	30,000		—	—	—	(40,708)	—	(50,091)

Total						$115,149,384	$33,720	$(4,918)	$(90,075)

(1)	Represents net shares purchased.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Underlying non cash Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	(1.00)%	10/11/2017	Open	$10,457,500	$10,451,400	Corporate Bonds	Open/Demand(a)

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	274	December 2017	$11,739	$376,561

Short Contracts
Euro-Bobl	472	December 2017	72,454	(149,977)
Euro-Bund	1,389	December 2017	263,326	(1,269,863)
Euro-OAT	26	December 2017	4,769	(45,822)
Euro-Schatz	118	December 2017	15,431	(9,487)
Long Gilt	189	December 2017	31,209	363,921
U.S. Treasury 2 Year Note	52	December 2017	11,199	48,783
U.S. Treasury 5 Year Note	443	December 2017	51,914	443,004
U.S. Treasury 10 Year Note	705	December 2017	88,081	1,098,700
S&P 500 E-Mini Index	327	December 2017	42,064	(1,827,008)
U.S. Treasury 10 Year Ultra Note	121	December 2017	16,205	143,811
U.S. Treasury Long Bond	50	December 2017	7,623	83,432
U.S. Treasury Ultra Bond	77	December 2017	12,688	225,206

				(895,300)

Total				$(518,739)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,684,079	EUR	1,445,673	Goldman Sachs International	11/03/2017	$39,255
GBP	24,561,848	EUR	21,084,761	BNP Paribas SA	11/03/2017	569,871
USD	2,048,419	EUR	1,758,436	Morgan Stanley Co., Inc.	11/03/2017	26,575
USD	15,366,985	EUR	13,191,564	Credit Suisse International	11/03/2017	198,402
USD	3,166,714	GBP	2,384,238	Barclays Bank plc	11/03/2017	33,386
EUR	13,258,454	USD	11,379,768	Deutsche Bank Securities, Inc.	11/06/2017	44,279
EUR	27,261,941	USD	23,399,000	Morgan Stanley Co., Inc.	11/06/2017	99,048
EUR	593,496,840	USD	509,400,000	Citibank NA	11/06/2017	1,981,560
GBP	149,500,400	USD	112,550,301	Citibank NA	11/06/2017	1,014,476

26

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,197,727	EUR	2,744,618	BNP Paribas SA	11/06/2017	$57,932
USD	13,258,453	EUR	11,379,768	Deutsche Bank Securities, Inc.	11/06/2017	188,419
USD	27,261,940	EUR	23,399,000	Morgan Stanley Co., Inc.	11/06/2017	277,914
USD	593,496,840	EUR	509,400,000	Citibank NA	11/06/2017	5,415,264
USD	8,886,102	GBP	6,689,838	Deutsche Bank Securities, Inc.	11/06/2017	10,346
USD	19,127,499	GBP	14,400,000	Morgan Stanley Co., Inc.	11/06/2017	172,177
USD	149,500,399	GBP	112,550,301	Citibank NA	11/06/2017	1,761,245
GBP	7,555,531	USD	5,683,162	Deutsche Bank Securities, Inc.	12/05/2017	50,875
GBP	19,144,209	USD	14,400,000	Morgan Stanley Co., Inc.	12/05/2017	137,450
USD	802,018	HKD	6,253,000	HSBC Bank Plc	12/12/2017	383

						12,078,857

EUR	14,043,788	USD	12,055,685	Barclays Bank plc	11/03/2017	(144,186)
USD	53,154,048	GBP	40,020,000	Barclays Bank plc	11/03/2017	(133,871)
GBP	16,435,038	USD	12,373,000	Deutsche Bank Securities, Inc.	11/06/2017	(147,950)
GBP	38,427,175	USD	33,527,499	Morgan Stanley Co., Inc.	11/06/2017	(344,354)
USD	1,644,719	CNY	10,905,000	HSBC Bank Plc	11/06/2017	(5,521)
USD	7,548,936	GBP	5,683,162	Deutsche Bank Securities, Inc.	11/06/2017	(50,066)
USD	19,127,499	GBP	14,400,000	Morgan Stanley Co., Inc.	11/06/2017	(135,713)
USD	13,280,309	EUR	11,379,768	Deutsche Bank Securities, Inc.	12/05/2017	(46,321)
USD	27,306,878	EUR	23,399,000	Morgan Stanley Co., Inc.	12/05/2017	(103,236)
USD	594,475,141	EUR	509,400,000	Citibank NA	12/05/2017	(2,078,599)
USD	149,631,006	GBP	112,550,301	Citibank NA	12/05/2017	(1,030,618)

						(4,220,435)

	Net Unrealized Appreciation					$7,858,422

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CBOE Volatility Index	1,250	11/15/2017	USD	22.00	USD	2,750	$15,625
SPDR S&P500 ETF Trust	1,000	11/17/2017	USD	261.00	USD	26,100	24,500
U.S. Treasury 10 Year Note	524	11/24/2017	USD	124.50	USD	65,238	393,000
AMC Networks, Inc.	350	12/15/2017	USD	65.00	USD	2,275	6,125
Apple, Inc.	500	12/15/2017	USD	175.00	USD	8,750	187,500
EURO STOXX 50 Index	1,221	12/15/2017	EUR	3,625.00	EUR	516	1,269,387
QUALCOMM, Inc.	1,000	12/15/2017	USD	60.00	USD	6,000	21,000
SPDR Dow Jones Industrial Average ETF Trust	700	12/15/2017	USD	235.00	USD	16,450	146,650
SPDR S&P500 ETF Trust	500	12/15/2017	USD	263.00	USD	13,150	31,000
SPDR S&P500 ETF Trust	1,500	12/15/2017	USD	264.00	USD	39,600	68,250
Technology Select Sector SPDR ETF	750	12/15/2017	USD	62.00	USD	4,725	140,250
Technology Select Sector SPDR ETF	750	12/15/2017	USD	63.00	USD	4,650	91,125
CBOE Volatility Index	750	12/20/2017	USD	22.00	USD	1,650	30,000
CenturyLink, Inc.	2,750	01/19/2018	USD	23.00	USD	6,325	82,500
CenturyLink, Inc.	1,500	01/19/2018	USD	22.00	USD	3,300	63,750
CenturyLink, Inc.	1,250	01/19/2018	USD	30.00	USD	3,750	12,500
Comcast Corp.	1,650	01/19/2018	USD	40.00	USD	6,600	56,100
Micron Technology, Inc.	1,350	01/19/2018	USD	46.00	USD	6,210	399,600
QUALCOMM, Inc.	1,000	01/19/2018	USD	62.50	USD	6,250	27,000
QUALCOMM, Inc.	650	01/19/2018	USD	70.00	USD	4,550	6,500
Tenet Healthcare Corp.	500	01/19/2018	USD	20.00	USD	1,000	20,000
AMC Networks, Inc.	500	03/16/2018	USD	75.00	USD	3,750	8,750

							3,101,112

Put
Freeport-McMoRan, Inc.	1,150	11/17/2017	USD	10.00	USD	1,150	2,300
iShares iBoxx $ High Yield Corporate Bond ETF	3,500	11/17/2017	USD	88.00	USD	8,800	113,750
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,500	11/17/2017	USD	118.00	USD	17,700	15,000
iShares Russell 2000 ETF	750	11/17/2017	USD	143.00	USD	10,725	29,625
iShares Russell 2000 ETF	500	11/17/2017	USD	148.00	USD	7,400	64,000
iShares Russell 2000 ETF	750	11/17/2017	USD	146.00	USD	10,950	58,875
PowerShares QQQ Trust	500	11/17/2017	USD	145.00	USD	7,250	15,250
PowerShares QQQ Trust	500	11/17/2017	USD	143.00	USD	7,150	10,000
PowerShares QQQ Trust	500	11/17/2017	USD	147.00	USD	7,350	23,750
SPDR S&P500 ETF Trust	500	11/17/2017	USD	252.00	USD	12,600	31,000
SPDR S&P500 ETF Trust	500	11/17/2017	USD	245.00	USD	12,250	12,750
Valeant Pharmaceuticals International, Inc.	250	11/17/2017	USD	12.00	USD	300	25,750

27

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
VanEck Vectors Semiconductor ETF	750	11/17/2017	USD	80.00	USD	6,000	$7,500
VanEck Vectors Semiconductor ETF	750	11/17/2017	USD	94.00	USD	7,050	22,500
VanEck Vectors Semiconductor ETF	500	11/17/2017	USD	75.00	USD	3,750	5,000
Weatherford International plc	1,000	11/17/2017	USD	4.00	USD	400	162,500
Euro-Bund	1,093	11/24/2017	EUR	161.50	EUR	205,628	280,100
Ally Financial, Inc.	950	12/15/2017	USD	17.00	USD	1,615	9,500
Ally Financial, Inc.	750	12/15/2017	USD	19.00	USD	1,425	5,625
Ally Financial, Inc.	650	12/15/2017	USD	20.00	USD	1,300	8,125
Capital One Financial Corp.	600	12/15/2017	USD	60.00	USD	3,600	2,100
Chesapeake Energy Corp.	2,350	12/15/2017	USD	4.00	USD	940	86,950
iShares iBoxx $ High Yield Corporate Bond ETF	1,000	12/15/2017	USD	88.00	USD	8,847	77,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,500	12/15/2017	USD	120.00	USD	18,000	82,500
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,500	12/15/2017	USD	114.00	USD	17,100	15,000
iShares JP Morgan USD Emerging Markets Bond ETF	1,000	12/15/2017	USD	112.00	USD	11,200	22,500
iShares JP Morgan USD Emerging Markets Bond ETF	1,250	12/15/2017	USD	105.00	USD	13,125	12,500
SPDR S&P500 ETF Trust	600	12/15/2017	USD	250.00	USD	15,000	91,500
Teva Pharmaceutical Industries Ltd.	850	12/15/2017	USD	15.00	USD	1,275	167,025
Thermo Fisher Scientific, Inc.	350	12/15/2017	USD	185.00	USD	6,475	70,700
CenturyLink, Inc.	650	01/19/2018	USD	16.00	USD	1,040	34,125
Freeport-McMoRan, Inc.	650	01/19/2018	USD	10.00	USD	650	4,225
Freeport-McMoRan, Inc.	1,000	01/19/2018	USD	11.00	USD	1,100	13,000
Hewlett Packard Enterprise Co.	700	01/19/2018	USD	15.00	USD	1,050	10,500
iShares U.S. Preferred Stock ETF	2,000	01/19/2018	USD	37.00	USD	7,400	35,000
Micron Technology, Inc.	750	01/19/2018	USD	20.00	USD	1,500	2,250
Office Depot, Inc.	1,000	01/19/2018	USD	3.50	USD	350	55,000
Simon Property Group, Inc.	150	01/19/2018	USD	145.00	USD	2,175	39,450
Teva Pharmaceutical Industries Ltd.	1,000	01/19/2018	USD	12.50	USD	1,250	88,500
Valeant Pharmaceuticals International, Inc.	1,000	01/19/2018	USD	12.50	USD	1,250	168,500
Valeant Pharmaceuticals International, Inc.	250	01/19/2018	USD	9.00	USD	225	7,750
Valeant Pharmaceuticals International, Inc.	250	01/19/2018	USD	10.00	USD	250	13,625
Western Digital Corp.	850	01/19/2018	USD	60.00	USD	5,100	6,375
Western Digital Corp.	500	04/20/2018	USD	70.00	USD	3,500	82,500

							2,091,475

Total							$5,192,587

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)		Value
Put
Bombardier, Inc.	Bank of Montreal	1,750	12/15/2017	2.00	CAD	271	$3,391

OTC Credit Default Swaptions Purchased

		Expiration	Exercise	Received by the Trust		Paid by the Trust		Notional
Description	Counterparty	Date	Rate	Rate	Frequency	Rate	Frequency	Amount (000)	Value
Put
Buy Protection on 5-Year Credit Default Swaps, 12/20/2022	Citibank NA	12/20/17	250.00%	5.00%	Quarterly	iTraxx Europe Crossover 28.V-1	Quarterly	EUR 22,010	$55,515

OTC Interest Rate Swaptions Purchased

		Expiration	Exercise	Paid by the Fund		Received by the Fund		Notional
Description	Counterparty	Date	Rate	Rate	Frequency	Rate	Frequency	Amount (000)		Value
Put
10-Year Interest Rate Swap 12/11/2027	Deutsche Bank AG	12/07/2017	2.65%	2.65%	Semi-Annual	3 month LIBOR	Quarterly	USD	31,200	$15,936
10-Year Interest Rate Swap 12/11/2027	Deutsche Bank AG	12/07/2017	2.45%	2.45%	Semi-Annual	3 month LIBOR	Quarterly	USD	10,400	34,616
5-Year Interest Rate Swap 12/11/2022	Deutsche Bank AG	12/07/2017	2.15%	2.15%	Semi-Annual	3 month LIBOR	Quarterly	USD	25,200	59,789
5-Year Interest Rate Swap 12/13/2022	Deutsche Bank AG	12/11/2017	2.35%	2.35%	Semi-Annual	3 month LIBOR	Quarterly	USD	75,500	33,238

28

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

				Paid by the Fund		Received by the Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Put
10-Year Interest Rate	Goldman Sachs
Swap 12/22/2027	International	12/22/2017	1.56%	1.56%	Semi-Annual	6 month LIBOR	Semi-Annual	GBP	3,770	$13,421

Total										$157,000

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares iBoxx $ High Yield Corporate Bond ETF	2,750	11/17/2017	USD	85.00	USD	23,375	$(13,750)
iShares iBoxx $ High Yield Corporate Bond ETF	750	11/17/2017	USD	86.00	USD	6,450	(5,250)
iShares Russell 2000 ETF	500	11/17/2017	USD	138.00	USD	6,900	(8,250)
iShares Russell 2000 ETF	750	11/17/2017	USD	136.00	USD	10,200	(9,750)
iShares Russell 2000 ETF	750	11/17/2017	USD	134.00	USD	10,050	(8,250)
PowerShares QQQ Trust	500	11/17/2017	USD	135.00	USD	6,750	(2,750)
PowerShares QQQ Trust	500	11/17/2017	USD	137.00	USD	6,850	(3,750)
PowerShares QQQ Trust	500	11/17/2017	USD	133.00	USD	6,650	(2,000)
SPDR S&P500 ETF Trust	500	11/17/2017	USD	235.00	USD	11,750	(5,250)
SPDR S&P500 ETF Trust	500	11/17/2017	USD	242.00	USD	12,100	(9,250)
VanEck Vectors Semiconductor ETF	750	11/17/2017	USD	89.00	USD	6,675	(9,375)
VanEck Vectors Semiconductor ETF	750	11/17/2017	USD	74.00	USD	5,550	(3,750)
Euro-Bund	862	11/24/2017	EUR	159.50	EUR	160,161	(40,164)
iShares iBoxx $ High Yield Corporate Bond ETF	1,000	12/15/2017	USD	85.00	USD	8,500	(19,500)
SPDR S&P500 ETF Trust	600	12/15/2017	USD	235.00	USD	14,100	(28,200)
Thermo Fisher Scientific, Inc.	350	12/15/2017	USD	175.00	USD	6,125	(28,350)

Total							$(197,589)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover 28.V-1	5.00	Quarterly	12/20/2022	EUR	200,163	$(31,701,625)	$(27,209,752)	$(4,491,873)
CDX.NA.IG.29-V1	1.00	Quarterly	12/20/2022	USD	150,000	(3,644,351)	(3,085,158)	(559,193)

						$(35,345,976)	$(30,294,910)	$(5,051,066)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe 21.V-1	1.00	Quarterly	06/20/2019	NR	EUR	22,298	$411,791	$239,729	$172,062
iTraxx Europe 25.V-1	1.00	Quarterly	06/20/2021	NR	EUR	17,520	545,936	234,578	311,358
iTraxx Europe 28.V-1	1.00	Quarterly	12/20/2022	NR	EUR	149,990	4,654,193	3,912,943	741,250

							$5,611,920	$4,387,250	$1,224,670

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

(b)	The maximum potential amount the Fund may pay should a negative credit even take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate (%)	Frequency	Rate (%)	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.10	Semi-Annual	3 month LIBOR plus 1.37	Quarterly	01/26/2018	USD	5,700	$(11,294)	$—	$(11,294)
1.02	Semi-Annual	3 month LIBOR plus 1.38	Quarterly	01/30/2018	USD	12,000	(18,673)	—	(18,673)
3 month LIBOR plus 1.31	Quarterly	1.25	Semi-Annual	02/13/2018	USD	3,660	(2,459)	—	(2,459)
1.24	Semi-Annual	3 month LIBOR plus 1.31	Quarterly	05/14/2018	USD	4,000	(5,713)	—	(5,713)

29

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (%)	Frequency	Rate (%)	Frequency
		3 month LIBOR
1.22	Semi-Annual	plus 1.31	Quarterly	08/14/2018	USD	6,300	$19,778	$—	$19,778
		3 month LIBOR
1.89	Semi-Annual	plus 1.32	Quarterly	09/11/2019	USD	5,000	(12,709)	—	(12,709)
		3 month LIBOR
1.99	Semi-Annual	plus 1.33	Quarterly	09/23/2019	USD	7,500	(32,139)	—	(32,139)
		3 month LIBOR
1.78	Semi-Annual	plus 1.33	Quarterly	12/23/2019	USD	6,000	(24,233)	—	(24,233)
		3 month LIBOR
1.44	Semi-Annual	plus 1.36	Quarterly	01/22/2020	USD	2,480	12,432	—	12,432
3 month LIBOR plus 1.36	Quarterly	1.44	Semi-Annual	01/22/2020	USD	2,790	(14,055)	—	(14,055)
		3 month LIBOR
1.67	Semi-Annual	plus 1.31	Quarterly	02/13/2020	USD	1,930	6,283	—	6,283
		3 month LIBOR
1.69	Semi-Annual	plus 1.32	Quarterly	02/20/2020	USD	4,000	12,046	—	12,046
		3 month LIBOR
1.64	Semi-Annual	plus 1.36	Quarterly	04/20/2020	USD	4,000	21,021	—	21,021
		3 month LIBOR
1.69	Semi-Annual	plus 1.32	Quarterly	05/29/2020	USD	6,000	5	—	5
		3 month LIBOR
1.92	Semi-Annual	plus 1.31	Quarterly	06/12/2020	USD	4,000	(26,134)	—	(26,134)
		3 month LIBOR
1.54	Semi-Annual	plus 1.31	Quarterly	11/04/2020	USD	9,000	61,792	—	61,792
		3 month LIBOR
2.38	Semi-Annual	plus 1.33	Quarterly	09/23/2021	USD	1,000	(15,376)	—	(15,376)
		3 month LIBOR
1.91	Semi-Annual	plus 1.31	Quarterly	02/13/2022	USD	2,080	8,236	—	8,236
		3 month LIBOR
1.80	Semi-Annual	plus 1.34	Quarterly	04/02/2022	USD	3,000	29,460	—	29,460
		3 month LIBOR
1.86	Semi-Annual	plus 1.36	Quarterly	04/20/2022	USD	3,000	23,147	—	23,147
		3 month LIBOR
2.08	Semi-Annual	plus 1.36	Quarterly	10/23/2022	USD	115,700	(4,714)	—	(4,714)
6 month EURIBOR minus 0.27	Semi-Annual	0.32	Annual	09/14/2023	EUR	2,400	3,069	—	3,069
		3 month LIBOR
1.89	Semi-Annual	plus 1.32	Quarterly	09/14/2023	USD	2,750	36,085	—	36,085
6 month EURIBOR minus 0.27	Semi-Annual	0.39	Annual	10/24/2023	EUR	4,830	20,768	—	20,768
		3 month LIBOR
1.96	Semi-Annual	plus 1.32	Quarterly	09/14/2024	USD	6,190	88,714	—	88,714
		3 month LIBOR
2.23	Semi-Annual	plus 1.36	Quarterly	10/24/2024	USD	5,510	(11,854)	—	(11,854)
		3 month LIBOR
1.92	Semi-Annual	plus 1.36	Quarterly	01/22/2025	USD	920	13,927	—	13,927
		3 month LIBOR
1.92	Semi-Annual	plus 1.36	Quarterly	01/22/2025	USD	4,230	64,182	—	64,182
		3 month LIBOR
1.93	Semi-Annual	plus 1.32	Quarterly	09/11/2025	USD	6,020	135,633	—	135,633
		3 month LIBOR
2.02	Semi-Annual	plus 1.32	Quarterly	09/14/2025	USD	5,490	86,582	—	86,582
		3 month LIBOR
2.06	Semi-Annual	plus 1.32	Quarterly	09/18/2025	USD	2,230	28,527	—	28,527
		3 month LIBOR
2.01	Semi-Annual	plus 1.36	Quarterly	10/23/2025	USD	8,200	149,200	—	149,200
6 month EURIBOR minus 0.27	Semi-Annual	0.72	Annual	09/14/2026	EUR	2,310	7,340	—	7,340
6 month EURIBOR minus 0.27	Semi-Annual	0.72	Annual	09/14/2026	EUR	2,290	6,324	—	6,324

30

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

Paid by the Fund		Received by the Fund
Rate (%)	Frequency	Rate (%)	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6 month EURIBOR minus 0.27	Semi-Annual	0.73	Annual	09/14/2026	EUR	5,190	$18,649	$—	$18,649
6 month EURIBOR minus 0.27	Semi-Annual	0.73	Annual	09/18/2026	EUR	530	1,713	—	1,713
		3 month LIBOR
2.20	Semi-Annual	plus 1.36	Quarterly	04/20/2027	USD	1,500	15,372	—	15,372
		3 month LIBOR
2.20	Semi-Annual	plus 1.36	Quarterly	04/20/2027	USD	1,200	12,818	—	12,818
		3 month LIBOR
2.17	Semi-Annual	plus 1.32	Quarterly	09/18/2027	USD	6,270	89,473	—	89,473
6 month EURIBOR minus 0.27	Semi-Annual	0.85	Annual	09/18/2027	EUR	5,610	22,622	—	22,622
		3 month LIBOR
2.17	Semi-Annual	plus 1.32	Quarterly	09/18/2027	USD	5,410	79,165	—	79,165
		3 month LIBOR
2.34	Semi-Annual	plus 1.36	Quarterly	10/23/2027	USD	117,300	62,265	—	62,265
6 month EURIBOR minus 0.27	Semi-Annual	0.89	Annual	09/11/2028	EUR	5,000	(15,493)	—	(15,493)
6 month EURIBOR minus 0.27	Semi-Annual	0.96	Annual	09/18/2028	EUR	4,620	23,685	—	23,685

							$965,467	$—	$965,467

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Italy	1.00	Quarterly	Barclays Bank plc	03/20/2018	USD	6,750	$(30,676)	$31,726	$(62,402)
iTraxx Europe Senior Financials 19 V-1	1.00	Quarterly	Citibank NA	06/20/2018	EUR	31,100	(269,358)	(114,850)	(154,508)
Dow Chemical Co. (The)	1.00	Quarterly	JPMorgan Chase Bank	09/20/2018	USD	5,000	(48,112)	(4,125)	(43,987)
Cardinal Health, Inc.	1.00	Quarterly	Barclays Bank plc	12/20/2018	USD	15,000	(168,847)	(101,033)	(67,814)
Dell, Inc.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/2018	USD	4,000	(38,977)	23,725	(62,702)
International Business Machines Corp.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/2018	USD	15,000	(179,152)	(101,033)	(78,119)
iTraxx Europe Senior Financials 20 V-1	1.00	Quarterly	Citibank NA	12/20/2018	EUR	22,500	(317,451)	(133,584)	(183,867)
iTraxx Europe Senior Financials 20 V-1	1.00	Quarterly	Citibank NA	12/20/2018	EUR	37,890	(534,587)	(106,372)	(428,215)
iTraxx Europe Senior Financials 20 V-1	1.00	Quarterly	Barclays Bank plc	12/20/2018	EUR	17,690	(249,586)	(44,626)	(204,960)
Microsoft Corp.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/2018	USD	3,159	(38,023)	(20,918)	(17,105)
Microsoft Corp.	1.00	Quarterly	Credit Suisse International	12/20/2018	USD	11,841	(142,534)	(77,022)	(65,512)
Sony Corp.	1.00	Quarterly	JPMorgan Chase Bank	03/20/2019	JPY	2,000,000	(240,044)	426,742	(666,786)
Portuguese Republic	1.00	Quarterly	BNP Paribas SA	09/20/2019	USD	12,875	(177,946)	143,068	(321,014)
Southwest Airlines Co.	1.00	Quarterly	Credit Suisse International	12/20/2019	USD	10,000	(196,314)	(70,878)	(125,436)
AT&T, Inc.	1.00	Quarterly	Goldman Sachs Bank USA	03/20/2020	USD	30,000	(563,489)	(230,623)	(332,866)
Raytheon Co.	1.00	Quarterly	Goldman Sachs Bank USA	03/20/2020	USD	15,485	(355,045)	(297,902)	(57,143)
Raytheon Co.	1.00	Quarterly	Goldman Sachs Bank USA	03/20/2020	USD	15,555	(356,651)	(299,338)	(57,313)
Boston Scientific Corp.	1.00	Quarterly	JPMorgan Chase Bank	06/20/2020	USD	15,000	(359,551)	(189,124)	(170,427)
AT&T, Inc.	1.00	Quarterly	Credit Suisse International	12/20/2020	USD	10,000	(218,651)	59,545	(278,196)

31

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Banco Comercial Portugues SA	5.00	Quarterly	BNP Paribas SA	12/20/2020	EUR	1,284	$(202,358)	$(13,503)	$(188,855)
Bombardier, Inc.	5.00	Quarterly	Goldman Sachs	12/20/2020	USD	1,750	(154,164)	(129,165)	(24,999)
Bombardier, Inc.	5.00	Quarterly	Goldman Sachs	12/20/2020	USD	3,500	(308,329)	(163,215)	(145,114)
CenturyLink, Inc.	1.00	Quarterly	JPMorgan Chase Bank	12/20/2020	USD	4,450	97,137	155,547	(58,410)
Rite Aid Corp.	5.00	Quarterly	JPMorgan Chase Bank	12/20/2020	USD	8,600	175,735	(450,142)	625,877
Sprint Communications, Inc.	5.00	Quarterly	Goldman Sachs	12/20/2020	USD	4,600	(534,372)	1,003,460	(1,537,832)
Staples, Inc.	1.00	Quarterly	Barclays Bank plc	12/20/2020	USD	4,150	357,354	121,490	235,864
Staples, Inc.	5.00	Quarterly	Credit Suisse International	12/20/2020	USD	2,575	(86,972)	(102,463)	15,491
Weatherford International Ltd.	1.00	Quarterly	JPMorgan Chase Bank	12/20/2020	USD	2,650	229,503	183,418	46,085
Weatherford International Ltd.	1.00	Quarterly	JPMorgan Chase Bank	12/20/2020	USD	2,650	229,503	237,051	(7,548)
HP, Inc.	1.00	Quarterly	Goldman Sachs	06/20/2021	USD	5,500	(154,593)	190,751	(345,344)
Kingdom of Thailand	1.00	Quarterly	Citibank NA	06/20/2021	USD	728	(17,787)	(948)	(16,839)
Kingdom of Thailand	1.00	Quarterly	JPMorgan Chase Bank	06/20/2021	USD	936	(22,877)	(246)	(22,631)
Kingdom of Thailand	1.00	Quarterly	JPMorgan Chase Bank	06/20/2021	USD	936	(22,877)	(570)	(22,307)
Kingdom of Thailand	1.00	Quarterly	BNP Paribas SA	06/20/2021	USD	1,267	(30,962)	(2,530)	(28,432)
Kingdom of Thailand	1.00	Quarterly	Barclays Bank plc	06/20/2021	USD	1,333	(32,579)	(1,329)	(31,250)
Loews Corp.	1.00	Quarterly	Citibank NA	06/20/2021	USD	20,000	(656,026)	(428,795)	(227,231)
Republic of Colombia	1.00	Quarterly	JPMorgan Chase Bank	06/20/2021	USD	2,700	(28,959)	104,288	(133,247)
United Mexican States	1.00	Quarterly	Credit Suisse International	06/20/2021	USD	5,000	(51,275)	100,330	(151,605)
Clariant AG	1.00	Quarterly	BNP Paribas SA	12/20/2021	EUR	2,450	(70,741)	(5,393)	(65,348)
Best Buy Co., Inc.	5.00	Quarterly	JPMorgan Chase Bank	06/20/2022	USD	20,000	(3,593,956)	(3,153,966)	(439,990)
Capital One Financial Corp.	1.00	Quarterly	Citibank NA	06/20/2022	USD	17,000	(321,596)	(146,777)	(174,819)
French Republic	0.25	Quarterly	Bank of America NA	06/20/2022	USD	2,360	(8,248)	28,865	(37,113)
French Republic	0.25	Quarterly	Bank of America NA	06/20/2022	USD	2,210	(7,725)	24,655	(32,380)
French Republic	0.25	Quarterly	Bank of America NA	06/20/2022	USD	2,129	(7,441)	23,751	(31,192)
French Republic	0.25	Quarterly	Goldman Sachs	06/20/2022	USD	2,900	(10,136)	30,469	(40,605)
French Republic	0.25	Quarterly	Bank of America NA	06/20/2022	USD	3,070	(10,730)	32,226	(42,956)
French Republic	0.25	Quarterly	Goldman Sachs	06/20/2022	USD	1,060	(3,705)	13,879	(17,584)
French Republic	0.25	Quarterly	JPMorgan Chase Bank	06/20/2022	USD	3,090	(10,799)	36,519	(47,318)
French Republic	0.25	Quarterly	Goldman Sachs	06/20/2022	USD	1,170	(4,089)	12,293	(16,382)
French Republic	0.25	Quarterly	Bank of America NA	06/20/2022	USD	1,060	(3,705)	11,826	(15,531)
French Republic	0.25	Quarterly	Bank of America NA	06/20/2022	USD	1,160	(4,054)	14,938	(18,992)
French Republic	0.25	Quarterly	Bank of America NA	06/20/2022	USD	3,070	(10,730)	39,535	(50,265)
Melia Hotels International SA	5.00	Quarterly	JPMorgan Chase Bank	06/20/2022	EUR	4,285	(1,045,402)	(816,710)	(228,692)
Republic of Indonesia	1.00	Quarterly	JPMorgan Chase Bank	06/20/2022	USD	1,677	(13,003)	21,266	(34,269)
Republic of Indonesia	1.00	Quarterly	Goldman Sachs	06/20/2022	USD	1,866	(14,465)	21,787	(36,252)
Republic of Indonesia	1.00	Quarterly	Citibank NA	06/20/2022	USD	1,258	(9,752)	14,373	(24,125)
Rio Tinto Ltd.	1.00	Quarterly	JPMorgan Chase Bank	06/20/2022	USD	9,000	(193,128)	(34,510)	(158,618)
STMicroelectronics NV	1.00	Quarterly	JPMorgan Chase Bank	06/20/2022	EUR	4,156	(98,549)	(22,031)	(76,518)
Banco Bilbao Vizcaya Argentaria SA	1.00	Quarterly	HSBC Bank plc	12/20/2022	EUR	2,180	57,990	90,023	(32,033)
Banco Bilbao Vizcaya Argentaria SA	1.00	Quarterly	Goldman Sachs	12/20/2022	EUR	4,350	115,714	161,795	(46,081)
Banco Bilbao Vizcaya Argentaria SA	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	EUR	2,120	56,394	92,358	(35,964)
Bombardier, Inc.	5.00	Quarterly	Goldman Sachs	12/20/2022	USD	2,625	(184,932)	(156,424)	(28,508)
Bombardier, Inc.	5.00	Quarterly	Goldman Sachs	12/20/2022	USD	2,650	(186,692)	(157,914)	(28,778)
Cable & Wireless Ltd.	5.00	Quarterly	JPMorgan Chase Bank	12/20/2022	EUR	2,620	(561,011)	(509,510)	(51,501)
CenturyLink, Inc.	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	393	44,404	53,652	(9,248)
CenturyLink, Inc.	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	384	43,388	51,767	(8,379)
CenturyLink, Inc.	1.00	Quarterly	Goldman Sachs	12/20/2022	USD	3,525	398,285	493,830	(95,545)
Clariant AG	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	EUR	4,360	(106,506)	(99,813)	(6,693)
Clariant AG	1.00	Quarterly	Societe Generale SA	12/20/2022	EUR	3,190	(77,925)	(71,647)	(6,278)
HP, Inc.	1.00	Quarterly	Goldman Sachs	12/20/2022	USD	5,150	(151,110)	(69,147)	(81,963)
LANXESS AG	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	EUR	12,193	(374,127)	(294,493)	(79,634)
Macy’s Inc	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	4,375	403,592	343,635	59,957
Macy’s Inc	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	4,375	403,592	355,254	48,338
Marks & Spencer Group plc	1.00	Quarterly	Bank of America NA	12/20/2022	EUR	5,436	60,433	114,224	(53,791)
Marks & Spencer Group plc	1.00	Quarterly	Barclays Bank plc	12/20/2022	EUR	7,705	85,658	165,985	(80,327)
Marks & Spencer Group plc	1.00	Quarterly	Bank of America NA	12/20/2022	EUR	311	3,457	6,535	(3,078)

32

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China	1.00	Quarterly	Goldman Sachs	12/20/2022	USD	16,250	$(406,839)	$(330,703)	$(76,136)
Republic of Korea	1.00	Quarterly	Goldman Sachs	12/20/2022	USD	16,500	(236,793)	(246,793)	10,000
Republic of South Africa	1.00	Quarterly	Bank of America NA	12/20/2022	USD	11,450	434,758	458,971	(24,213)
Rite Aid Corp.	5.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	1,750	216,902	218,168	(1,266)
Smurfit Kappa Acquisitions ULC	5.00	Quarterly	Credit Suisse International	12/20/2022	EUR	2,200	(546,383)	(527,516)	(18,867)
Staples, Inc.	5.00	Quarterly	Barclays Bank plc	12/20/2022	USD	6,078	374,893	256,265	118,628
Staples, Inc.	5.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	3,472	214,155	155,000	59,155
TDC A/S	1.00	Quarterly	Credit Suisse International	12/20/2022	EUR	7,210	(57,897)	(33,874)	(24,023)
TDC A/S	1.00	Quarterly	BNP Paribas SA	12/20/2022	EUR	4,790	(38,465)	(25,324)	(13,141)
TDC A/S	1.00	Quarterly	Credit Suisse International	12/20/2022	EUR	4,790	(38,465)	(22,529)	(15,936)
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	1,750	76,968	77,401	(433)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs	12/20/2022	USD	4,375	192,418	217,464	(25,046)
Tesco plc	1.00	Quarterly	Credit Suisse International	12/20/2022	EUR	4,350	9,728	23,032	(13,304)
Tesco plc	1.00	Quarterly	Credit Suisse International	12/20/2022	EUR	4,350	9,728	25,548	(15,820)
Viacom, Inc.	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	400	10,938	11,647	(709)
Viacom, Inc.	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	USD	5,150	140,833	149,955	(9,122)
Vodafone Group plc	1.00	Quarterly	Barclays Bank plc	12/20/2022	EUR	18,700	(505,792)	(429,613)	(76,179)

							$(11,260,555)	$(3,608,989)	$(7,651,566)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Scandinavian Airlines System AB	5.00	Quarterly	Goldman Sachs	12/20/2017	NR	EUR	1,325	$15,134	$(4,785)	$19,919
Republic of Italy	1.00	Quarterly	Barclays Bank plc	03/20/2018	NR	EUR	5,050	27,549	(54,144)	81,693
Republic of Italy	1.00	Quarterly	Barclays Bank plc	03/20/2018	NR	USD	59	268	(353)	621
iTraxx Europe Sub Financials 19.V-1	5.00	Quarterly	Citibank NA	06/20/2018	NR	EUR	22,500	986,768	629,893	356,875
iTraxx Europe Sub Financials 20.V-1	5.00	Quarterly	Citibank NA	12/20/2018	NR	EUR	17,400	1,265,692	859,736	405,956
iTraxx Europe Sub Financials 20.V-1	5.00	Quarterly	Deutsche Bank AG	12/20/2018	NR	EUR	10,120	736,138	958,654	(222,516)
iTraxx Europe Sub Financials 20.V-1	5.00	Quarterly	Barclays Bank plc	12/20/2018	NR	EUR	14,150	1,029,285	1,207,263	(177,978)
iTraxx Europe Sub Financials 20.V-1	5.00	Quarterly	Citibank NA	12/20/2018	NR	EUR	20,210	1,470,094	1,648,519	(178,425)
Scandinavian Airlines System AB	5.00	Quarterly	Goldman Sachs	06/20/2019	NR	EUR	2,773	104,474	28,714	75,760
Scandinavian Airlines System AB	5.00	Quarterly	Goldman Sachs	06/20/2019	NR	EUR	4,890	184,210	(233,190)	417,400
iTraxx Asia ex-Japan IG.24-V1	1.00	Quarterly	Goldman Sachs	12/20/2020	NR	USD	3,750	74,531	(65,782)	140,313
Dell, Inc.	1.00	Quarterly	JPMorgan Chase Bank	06/20/2022	BB-	USD	12,700	(351,708)	(773,123)	421,415
Deutsche Bank AG	1.00	Quarterly	Citibank NA	06/20/2022	NR	EUR	3,183	(79,565)	(157,137)	77,572
Deutsche Bank AG	1.00	Quarterly	Citibank NA	06/20/2022	NR	EUR	9,445	(236,095)	(451,479)	215,384
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank	06/20/2022	NR	EUR	2,928	(73,191)	(147,810)	74,619
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs	06/20/2022	BB+	EUR	9,445	(236,095)	(463,861)	227,766
Freeport-McMoRan, Inc.	1.00	Quarterly	JPMorgan Chase Bank	06/20/2022	BB-	USD	2,550	(62,135)	(232,517)	170,382
Freeport-McMoRan, Inc.	1.00	Quarterly	Barclays Bank plc	06/20/2022	BB-	USD	4,250	(103,558)	(414,793)	311,235
Ladbrokes Coral Group plc	1.00	Quarterly	Credit Suisse International	06/20/2022	BB	EUR	1,600	(126,089)	(193,598)	67,509
Ladbrokes Coral Group plc	1.00	Quarterly	Citibank NA	06/20/2022	BB	EUR	620	(48,859)	(71,062)	22,203
Macy’s Inc	1.00	Quarterly	JPMorgan Chase Bank	06/20/2022	BBB-	USD	10,000	(684,670)	(677,765)	(6,905)
Nordstrom, Inc.	1.00	Quarterly	JPMorgan Chase Bank	06/20/2022	BBB+	USD	10,000	(502,854)	(722,753)	219,899

33

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Staples, Inc.	1.00	Quarterly	Goldman Sachs	06/20/2022	B-	USD	3,000	$(585,707)	$(309,403)	$(276,304)
American Axle & Manufacturing, Inc.	5.00	Quarterly	Goldman Sachs	12/20/2022	B	USD	4,307	486,697	365,777	120,920
American Axle & Manufacturing, Inc.	5.00	Quarterly	JPMorgan Chase Bank	12/20/2022	B	USD	6,893	778,918	585,396	193,522
American Axle & Manufacturing, Inc.	5.00	Quarterly	Goldman Sachs	12/20/2022	B	USD	2,675	302,279	174,288	127,991
Boparan Finance plc	5.00	Quarterly	Citibank NA	12/20/2022	B	EUR	1,460	(104,299)	(110,566)	6,267
Chesapeake Energy Corp.	5.00	Quarterly	JPMorgan Chase Bank	12/20/2022	CCC	USD	2,625	(213,805)	(222,374)	8,569
Chesapeake Energy Corp.	5.00	Quarterly	Goldman Sachs	12/20/2022	CCC	USD	4,250	(346,159)	(417,212)	71,053
Commerzbank AG	1.00	Quarterly	Goldman Sachs	12/20/2022	NR	EUR	4,400	(87,956)	(160,850)	72,894
Commerzbank AG	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	NR	EUR	4,200	(83,958)	(127,026)	43,068
DISH DBS Corp.	5.00	Quarterly	JPMorgan Chase Bank	12/20/2022	B+	USD	2,625	171,712	269,271	(97,559)
DISH DBS Corp.	5.00	Quarterly	JPMorgan Chase Bank	12/20/2022	B+	USD	2,600	170,078	263,846	(93,768)
DISH DBS Corp.	5.00	Quarterly	JPMorgan Chase Bank	12/20/2022	B+	USD	8,750	572,377	899,753	(327,376)
Freeport-McMoRan, Inc.	1.00	Quarterly	Goldman Sachs	12/20/2022	BB-	USD	4,000	(144,675)	(323,276)	178,601
Freeport-McMoRan, Inc.	1.00	Quarterly	Goldman Sachs	12/20/2022	BB-	USD	8,750	(316,478)	(481,620)	165,142
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	12/20/2022	BB+	EUR	1,760	333,365	333,187	178
Jaguar Land Rover Automotive plc	5.00	Quarterly	Morgan Stanley & Co. International plc	12/20/2022	BB+	EUR	4,350	915,911	874,660	41,251
Jaguar Land Rover Automotive plc	5.00	Quarterly	JPMorgan Chase Bank	12/20/2022	BB+	EUR	1,535	323,174	283,778	39,396
Jaguar Land Rover Automotive plc	5.00	Quarterly	Bank of America NA	12/20/2022	BB+	EUR	978	205,843	177,588	28,255
Ladbrokes Coral Group plc	1.00	Quarterly	Goldman Sachs	12/20/2022	BB	EUR	1,000	(101,275)	(118,176)	16,901
Nordstrom, Inc.	1.00	Quarterly	Goldman Sachs	12/20/2022	BBB+	USD	14,475	(1,016,397)	(967,288)	(49,109)
Nordstrom, Inc.	1.00	Quarterly	JPMorgan Chase Bank	12/20/2022	BBB+	USD	5,174	(363,305)	(388,565)	25,260
Nordstrom, Inc.	1.00	Quarterly	Citibank NA	12/20/2022	BBB+	USD	4,826	(338,869)	(362,303)	23,434
SFR Group SA	5.00	Quarterly	Citibank NA Goldman Sachs	12/20/2022	B+	EUR	2,070	313,201	252,943	60,258
Teck Resources Ltd.	5.00	Quarterly	International	12/20/2022	BB+	USD	4,425	790,803	790,382	421

								$5,050,799	$1,950,837	$3,099,962

(a)	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit even take place as defined under the terms of the agreement.

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares Russell 2000 ETF	USD	25,000	Citibank NA	11/16/2017	USD	25	$293	$—	$293
iShares Russell 2000 ETF	USD	37,500	Citibank NA	12/02/2017	USD	38	30,747	—	30,747
iBoxx Euro Corporates Overall Total Return Index	EUR	95,000,000	JPMorgan Chase Bank	12/20/2017	EUR	95,000	1,278,996	52,976	1,226,020
Valeant Pharmaceuticals International, Inc.	USD	15,000	Merrill Lynch International & Co.	02/28/2018	USD	15	38,468	—	38,468
Valeant Pharmaceuticals International, Inc.	USD	35,000	Merrill Lynch International & Co.	03/09/2018	USD	35	88,161	—	88,161
Capital One Financial Corp.	USD	6,250	BNP Paribas SA	04/28/2018	USD	6	(46,221)	—	(46,221)
VanEck Vectors Semiconductor	USD	25,000	Merrill Lynch International & Co.	05/05/2018	USD	25	(177,469)	—	(177,469)
Valeant Pharmaceuticals International, Inc.	USD	20,000	Merrill Lynch International & Co.	05/17/2018	USD	20	53,566	—	53,566
VanEck Vectors Semiconductor	USD	11,500	Merrill Lynch International & Co.	06/14/2018	USD	12	(44,705)	—	(44,705)
Valeant Pharmaceuticals International, Inc.	USD	30,000	Merrill Lynch International & Co.	06/21/2018	USD	30	76,627	—	76,627

34

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Valeant Pharmaceuticals International, Inc.	USD	30,000	Merrill Lynch International & Co.	08/03/2018	USD	30	$120,206	$—	$120,206
Valeant Pharmaceuticals International, Inc.	USD	35,000	Merrill Lynch International & Co.	08/11/2018	USD	35	71,173	—	71,173
iShares iBoxx $ High Yield Corporate Bond ETF	USD	50,000	BNP Paribas SA	09/07/2018	USD	50	476	—	476
Teva Pharmaceutical Industries Ltd.	USD	75,000	Merrill Lynch International & Co.	10/05/2018	USD	75	142,373	—	142,373
Teva Pharmaceutical Industries Ltd.	USD	35,000	Merrill Lynch International & Co.	10/13/2018	USD	35	29,747	—	29,747
Rite Aid Corp.	USD	100,000	BNP Paribas SA	10/30/2018	USD	100	(7,000)	—	(7,000)
Office Depot, Inc.	USD	100,000	Merrill Lynch International & Co.	10/31/2018	USD	100	—	—	—
Simon Property Group, Inc.	USD	3,250	Merrill Lynch International & Co.	10/31/2018	USD	3	—	—	—

							$1,655,438	$52,976	$1,602,462

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Basket Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional		Unrealized Appreciation (Depreciation) (b)	Net Value of Reference Entity
Equity Securities Long/Short	JP Morgan Securities plc	11/15/2018	GBP	22,382,880	$855,831	$(21,527,049)
	Assignment of Securities	11/15/2018	EUR	1,920,824	(125,800)	1,795,024
	JP Morgan Securities LLC	11/15/2018	GBP	1,050,392	34,773	1,085,166
	UBS Ltd.	11/15/2018	GBP	2,765,828	50,817	(2,715,011)
	Merrill Lynch International, Inc.	11/15/2018-02/15/2019	EUR	10,497,739	(158,643)	10,339,096
	Merrill Lynch Pierce Fenner & Smith, Inc.	01/15/2019	USD	4,198,412	118,863	4,317,276
	Instinet Europe Ltd.	02/15/2019	EUR	1,689,102	(95,116)	1,593,986
	Exane SA	02/15/2019	EUR	2,054,591	(24,937)	2,029,653
	J & E Davy	02/15/2019	EUR	1,031,021	15,901	1,046,922
	Morgan Stanley & Co. International plc	02/15/2019	EUR	2,016,910	(47,335)	(2,064,245)

						$(4,099,182)

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-40 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Month

GBP 1 Week

USD 1 Month

(b)	Amount includes $8,395 of net dividends and financing fees.

Currency

CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar
CAD	Canadian Dollar
JPY	Japanese Yen

Portfolio Abbreviations

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
ETF	Exchange-Traded Fund
ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts
S&P	Standard & Poor
FKA	Formerly Known As
OTC	Over-the-Counter
PIK	Payment-In-Kind

35

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

Portfolio Abbreviations

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the prior Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Asset-Backed Securities	$—	$457,304,508	$10,811,494	$468,116,002
Common Stocks
France	2,872,429	—	—	2,872,429
Germany	3,907,666	—	—	3,907,666
Italy	—	2,380,731	—	2,380,731
Luxembourg	—	—	2,752,697	2,752,697
United States	16,383,682	—	—	16,383,682
Corporate Bonds
Australia	—	54,597,508	—	54,597,508
Bahrain	—	363,139	—	363,139
Belgium	—	24,858,884	—	24,858,884
Bermuda	—	6,381,966	—	6,381,966
Brazil	—	7,869,192	—	7,869,192
Canada	—	95,412,245	—	95,412,245
Cayman Islands	—	651,625	—	651,625
China	—	45,210,662	—	45,210,662
Cyprus	—	24,082,015	—	24,082,015
Czech Republic	—	2,669,350	—	2,669,350
Finland	—	167,737	—	167,737
France	—	61,796,019	—	61,796,019
Germany	—	81,199,659	—	81,199,659
Ghana	—	8,164,537	—	8,164,537
Greece	—	10,806,144	—	10,806,144
Hong Kong	—	17,569,113	—	17,569,113

36

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

	Level 1	Level 2	Level 3	Total
Assets:
India	$—	$1,705,418	$—	$1,705,418
Indonesia	—	6,019,565	—	6,019,565
Ireland	—	6,812,065	—	6,812,065
Israel	—	18,733,398	—	18,733,398
Italy	—	117,139,534	—	117,139,534
Jamaica	—	737,745	—	737,745
Japan	—	38,502,312	—	38,502,312
Jersey	—	4,036,694	—	4,036,694
Luxembourg	—	23,918,263	—	23,918,263
Malaysia	—	1,079,964	—	1,079,964
Mongolia	—	224,009	—	224,009
Netherlands	—	51,570,810	—	51,570,810
New Zealand	—	2,632,002	—	2,632,002
Philippines	—	359,397	—	359,397
Portugal	—	15,756,343	—	15,756,343
Singapore	—	2,297,475	—	2,297,475
South Korea	—	8,403,892	—	8,403,892
Spain	—	69,106,216	—	69,106,216
Sweden	—	2,504,282	—	2,504,282
Switzerland	—	81,337,730	—	81,337,730
Thailand	—	1,688,452	—	1,688,452
United Arab Emirates	—	2,654,385	—	2,654,385
United Kingdom	—	230,224,512	—	230,224,512
United States	—	1,512,038,438	—	1,512,038,438
Zambia	—	826,884	—	826,884
Floating Rate Loan Interests	—	701,749,166	28,152,568	729,901,734
Foreign Agency Obligations	—	86,259,466	—	86,259,466
Foreign Government Obligations	—	92,423,280	—	92,423,280
Investment Companies	4,865,850	—	—	4,865,850
Non-Agency Mortgage-Backed Securities	—	46,661,933	—	46,661,933
Preferred Securities	3,366,000	—	313,340	3,679,340
U.S. Treasury Obligations	—	4,545,156	—	4,545,156
Short-Term Securities	114,922,030	954,310,530	—	1,069,232,560
Options Purchased:
Credit contracts	55,515	—	—	55,515
Equity contracts	4,424,187	98,691	—	4,522,878
Interest rate contracts	673,100	157,000	—	830,100
Liabilities:
Borrowed Bonds	—	(956,116,583)	—	(956,116,583)
Investments Short Sold
Common Stocks	(3,431,410)	—	—	(3,431,410)
Corporate Bonds	—	(5,061,784)	—	(5,061,784)
Investment Companies	(4,112,550)	—	—	(4,112,550)

	$143,926,499	$4,026,821,674	$42,030,099	$4,212,778,272

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$6,973,967	$—	$6,973,967
Equity contracts	4,693,837	19,767,704	—	24,461,541
Foreign currency exchange contracts	—	12,078,857	—	12,078,857
Interest rate contracts	2,406,857	1,160,313	—	3,567,170
Liabilities:
Credit contracts	—	(15,351,967)	—	(15,351,967)
Equity contracts	(2,024,597)	(26,581,700)	—	(28,606,297)
Foreign currency exchange contracts	—	(4,220,435)	—	(4,220,435)
Interest rate contracts	(1,475,149)	(194,846)	—	(1,669,995)

Total	$3,600,948	$(6,368,107)	$—	$(2,767,159)

(a)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

37

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Global Long/Short Credit Fund

During the period ended October 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Total
Opening Balance, as of July 31, 2017	$11,858,160	$2,766,728	$696	$25,951,142	$314,937	$40,891,663
Transfers into Level 3	—	—	—	21,063,720	—	21,063,720
Transfers out of Level 3	(10,390,024)	—	—	(19,863,584)	—	(30,253,608)
Accrued discounts/premiums	384	—	—	2,581	—	2,965
Net realized gain (loss)	5,468	—	(104)	3,994	—	9,358
Net change in unrealized appreciation	108,701	(14,031)	14	(12,630)	(1,597)	80,457
(depreciation)(a)(b)
Purchases	10,703,808	—	—	1,689,624	—	12,393,432
Sales	(1,475,003)	—	(606)	(682,279)	—	(2,157,888)

Closing Balance, as of October 31, 2017	$10,811,494	$2,752,697	—	$28,152,568	$313,340	$42,030,099

Net change in unrealized appreciation	$108,701	$(14,031)	—	$(12,630)	$(1,597)	$80,443

(depreciation) on investments still held at
October 31, 2017(b)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

38

Schedule of Investments (unaudited) October 31, 2017	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 0.8%
CarMax Auto Owner Trust, Series 2016-2, Class A2A, 1.24%, 06/17/19	USD	60	$60,218
Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, 06/15/21		1,000	993,043
Ford Credit Auto Owner Trust, Series 2016-B, Class A2A, 1.08%, 03/15/19		59	59,031

Total Asset-Backed Securities — 0.8% (Cost: $1,114,205)			1,112,292

Corporate Bonds — 53.4%

Aerospace & Defense — 2.0%
Lockheed Martin Corp., 4.25%, 11/15/19		1,548	1,620,579
United Technologies Corp., (LIBOR USD 3 Month + 0.35%), 1.66%, 11/01/19(a)		1,000	1,004,990

			2,625,569
Automobiles — 3.1%(a)(b)
BMW US Capital LLC, (LIBOR USD 3 Month + 0.38%), 1.73%, 04/06/20		1,000	1,004,850
Daimler Finance North America LLC:
(LIBOR USD 3 Month + 0.62%), 2.00%, 10/30/19		500	503,019
(LIBOR USD 3 Month + 0.63%), 1.98%, 01/06/20		750	754,563
Hyundai Capital America, (LIBOR USD 3 Month + 0.80%), 2.13%, 04/03/20		425	424,194
Nissan Motor Acceptance Corp.:
(LIBOR USD 3 Month + 0.80%), 2.15%, 04/06/18		500	501,120
(LIBOR USD 3 Month + 1.01%), 2.33%, 03/08/19		250	252,453
(LIBOR USD 3 Month + 0.39%), 1.72%, 09/28/20		750	751,097

			4,191,296
Banks — 17.1%
Bank of America Corp., 5.65%, 05/01/18		750	764,440
Bank of America NA, 2.05%, 12/07/18		250	250,908
Bank of Montreal, (LIBOR USD 3 Month + 0.60%), 1.91%, 12/12/19(a)		1,020	1,027,318
Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.70%, 03/05/18(b)		1,200	1,200,528
Banque Federative du Credit Mutuel SA, 2.50%, 10/29/18(b)		2,200	2,214,810
Canadian Imperial Bank of Commerce, (LIBOR USD 3 Month + 0.31%), 1.65%, 10/05/20(a)		1,000	1,001,199
Capital One NA:
2.35%, 08/17/18		1,000	1,002,993
(LIBOR USD 3 Month + 1.15%), 2.46%, 08/17/18(a)		500	503,114
Citibank NA, (LIBOR USD 3 Month + 0.23%), 1.54%, 11/09/18(a)		2,501	2,503,370
Citigroup, Inc., (LIBOR USD 3 Month + 0.86%), 2.18%, 12/07/18(a)		500	503,144
Commonwealth Bank of Australia(a)(b):
(LIBOR USD 3 Month + 1.06%), 2.38%, 03/15/19		350	353,938
(LIBOR USD 3 Month + 0.45%), 1.77%, 03/10/20		1,135	1,137,989
JPMorgan Chase & Co., 1.70%, 03/01/18		1,345	1,345,557
Nordea Bank AB(b):
(LIBOR USD 3 Month + 0.84%), 2.16%, 09/17/18(a)		500	503,405
2.38%, 04/04/19		1,000	1,006,678

Security	Par (000)		Value
Banks (continued)
Royal Bank of Canada:
2.00%, 12/10/18	USD	1,000	$1,002,533
(LIBOR USD 3 Month + 0.70%), 2.02%, 12/10/18(a)		520	522,980
Santander UK plc:
(LIBOR USD 3 Month + 0.30%), 1.68%, 11/03/20(a)		500	499,777
2.13%, 11/03/20		610	608,751
Sumitomo Mitsui Banking Corp., (LIBOR USD 3 Month + 0.31%), 1.66%, 10/18/19(a)		1,050	1,050,420
Sumitomo Mitsui Trust Bank Ltd., 1.95%, 09/19/19(b)		200	199,150
Svenska Handelsbanken AB, (LIBOR USD 3 Month + 0.36%), 1.68%, 09/08/20(a)		395	395,989
Toronto-Dominion Bank (The), (LIBOR USD 3 Month + 0.42%), 1.77%, 01/18/19(a)		1,760	1,765,352
Westpac Banking Corp.:
1.95%, 11/23/18		1,000	1,002,188
(LIBOR USD 3 Month + 0.71%), 2.02%, 05/13/19(a)		500	503,826

			22,870,357
Beverages — 2.6%
PepsiCo, Inc., (LIBOR USD 3 Month + 0.00%), 1.35%, 10/15/18(a)		3,500	3,499,882

Biotechnology — 2.3%
Gilead Sciences, Inc., (LIBOR USD 3 Month + 0.17%), 1.50%, 09/20/18(a)		3,000	3,002,808

Capital Markets — 3.5%
Goldman Sachs Group, Inc. (The), (LIBOR USD 3 Month + 1.20%), 2.58%, 04/30/18(a)		2,000	2,010,143
Morgan Stanley(a):
(LIBOR USD 3 Month + 1.28%), 2.65%, 04/25/18		250	251,324
(LIBOR USD 3 Month + 0.80%), 2.11%, 02/14/20		960	964,348
UBS AG, 1.80%, 03/26/18		1,500	1,501,667

			4,727,482
Consumer Finance — 6.4%
American Express Credit Corp., (LIBOR USD 3 Month + 0.78%), 2.09%, 11/05/18(a)		500	503,251
American Honda Finance Corp., (LIBOR USD 3 Month + 0.83%), 2.14%, 02/22/19(a)		250	252,289
Caterpillar Financial Services Corp.:
1.50%, 02/23/18		500	500,060
(LIBOR USD 3 Month + 0.70%), 2.01%, 02/23/18(a)		500	501,118
5.45%, 04/15/18		500	508,715
Ford Motor Credit Co. LLC, 1.72%, 12/06/17		1,000	1,000,033
HSBC USA, Inc., 1.63%, 01/16/18		1,700	1,700,139
John Deere Capital Corp.(a):
(LIBOR USD 3 Month + 0.57%), 1.92%, 01/08/19		500	503,160
(LIBOR USD 3 Month + 0.29%), 1.61%, 06/22/20		3,000	3,003,795

			8,472,560
Diversified Financial Services — 2.5%(a)
JPMorgan Chase Bank NA, (LIBOR USD 3 Month + 0.45%), 1.78%, 09/21/18		1,000	1,002,108
Siemens Financieringsmaatschappij NV(b):
(LIBOR USD 3 Month + 0.32%), 1.64%, 09/13/19		800	802,871
(LIBOR USD 3 Month + 0.34%), 1.66%, 03/16/20		1,502	1,507,270

			3,312,249
Food & Staples Retailing — 2.2%
Wal-Mart Stores, Inc., 1.75%, 10/09/19		3,000	2,999,209

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Equipment & Supplies — 1.5%
Medtronic, Inc., 1.38%, 04/01/18	USD	1,996	$1,993,926

Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc., 1.95%, 10/15/20		285	284,372

Industrial Conglomerates — 0.8%
Honeywell International, Inc.: (LIBOR USD 3 Month + 0.04%),
1.42%, 10/30/19(a)		750	749,893
1.80%, 10/30/19		260	259,762

			1,009,655
Insurance — 0.4%
Berkshire Hathaway Finance Corp.:
1.45%, 03/07/18		230	229,985
(LIBOR USD 3 Month + 0.55%), 1.87%, 03/07/18(a)		295	295,574

			525,559
Internet Software & Services — 0.9%
Alibaba Group Holding Ltd., 2.50%, 11/28/19		1,250	1,258,375

Oil, Gas & Consumable Fuels — 2.4%
BP Capital Markets plc, 1.77%, 09/19/19		1,405	1,403,879
Chevron Corp., (LIBOR USD 3 Month + 0.41%), 1.73%, 11/15/19(a)		904	910,182
Enterprise Products Operating LLC, 6.65%, 04/15/18		374	382,330
Exxon Mobil Corp., (LIBOR USD 3 Month + 0.60%), 1.92%, 02/28/18(a)		500	501,018

			3,197,409
Semiconductors & Semiconductor Equipment — 1.8%
QUALCOMM, Inc.:
1.40%, 05/18/18		1,500	1,499,423
(LIBOR USD 3 Month + 0.36%), 1.68%, 05/20/19(a)		850	853,069

			2,352,492
Software — 0.5%
Oracle Corp., 2.38%, 01/15/19		600	604,951

Specialty Retail — 1.7%(a)
Home Depot, Inc. (The), (LIBOR USD 3 Month + 0.15%), 1.47%, 06/05/20		2,000	2,003,223
Lowe’s Cos., Inc., (LIBOR USD 3 Month + 0.60%), 1.92%, 09/14/18		195	195,938

			2,199,161
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.:
1.30%, 02/23/18		500	499,889
(LIBOR USD 3 Month + 0.20%), 1.51%, 02/07/20(a)		1,502	1,506,328

			2,006,217

Total Corporate Bonds — 53.4% (Cost: $71,032,975)			71,133,529

Total Long-Term Investments — 54.2% (Cost: $72,147,180)			72,245,821

Short-Term Securities — 46.5%

Certificates of Deposit — 21.8%
Domestic — 0.7%
Wells Fargo Bank NA, 1.55%, 01/05/18		1,000	1,000,516

Security	Par (000)		Value
Yankee — 21.1%(c)
Bank of Montreal, Chicago, (LIBOR USD 1 Month + 0.24%), 1.48%, 10/17/18(a)	USD	1,500	$1,499,943
Bank of Nova Scotia, Houston, 1.58%, 08/08/18		5,200	5,196,552
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, (LIBOR USD 3 Month + 0.45%), 1.77%, 09/09/19(a)		500	499,907
Barclays Bank plc, New York:
(LIBOR USD 1 Month + 0.50%),
1.73%, 04/03/18(a)		2,000	2,000,000
1.80%, 05/18/18		1,600	1,601,969
1.94%, 09/04/18		1,500	1,502,199
Cooperatieve Rabobank, New York, (LIBOR USD 1 Month + 0.22%), 1.46%, 04/24/18(a)		2,300	2,300,941
Credit Suisse AG, New York, 1.66%, 08/17/18		3,000	2,997,116
Dexia Credit Local SA, New York(a):
(LIBOR USD 1 Month + 0.35%),
1.59%, 01/05/18		2,000	2,001,258
(LIBOR USD 1 Month + 0.46%),
1.69%, 02/09/18		2,000	2,002,248
Lloyds Bank plc, New York, (LIBOR USD 1 Month + 0.26%), 1.50%, 08/20/18(a)		4,000	4,001,272
Nordea Bank AB, New York, (LIBOR USD 3 Month + 0.50%), 1.82%, 12/11/17(a)		500	500,343
Societe Generale, New York, 1.62%, 09/10/18		500	499,871
Sumitomo Mitsui Trust Bank Ltd., New York, (LIBOR USD 1 Month + 0.20%), 1.44%, 04/13/18(a)		500	500,027
Svenska Handelsbanken, New York, (LIBOR USD 3 Month + 0.35%), 1.66%, 08/13/18(a)		1,000	999,922

			28,103,568

Total Certificates of Deposit — 21.8% (Cost: $29,099,736)			29,104,084

2

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)/ Shares		Value
Commercial Paper — 21.7%
Alpine Securitization Ltd., 1.61%, 04/17/18(b)(d)	USD	300	$297,805
ASB Finance Ltd., (LIBOR USD 1 Month + 0.47%), 1.71%, 02/12/18(a)		1,500	1,501,753
AXA Financial, Inc., 1.63%, 12/29/17(d)		2,000	1,995,087
BPCE SA, 1.64%, 07/09/18(d)		5,000	4,942,723
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.24%), 1.47%, 10/16/18(a)		2,500	2,499,995
Electricite de France SA, 1.71%, 01/05/18(d)		3,000	2,991,915
Federation des caisses Desjardins du Quebec (The), 1.63%, 08/20/18(d)		2,000	1,973,711
Ford Motor Credit Co. LLC, 1.82%, 05/11/18(d)		1,000	990,309
HSBC Bank plc, (LIBOR USD 3 Month + 0.30%), 1.61%, 02/09/18(a)		1,350	1,351,436
Kells Funding LLC, 1.42%, 03/06/18(b)(d)		1,500	1,492,493
Macquarie Bank Ltd., 1.43%, 02/20/18(d)		2,000	1,990,748
Omnicom Capital, Inc., 1.47%, 11/22/17(d)		550	549,530
Ridgefield Funding Co. LLC, 1.57%, 04/03/18(b)(d)		600	596,078
Suncor Energy Inc., 1.52%, 01/03/18(d)		300	299,220
Suncorp-Metway Ltd., 1.54%, 04/09/18(d)		350	347,578
Telstra Corp. Ltd., 1.48%, 04/09/18(d)		500	496,393
TransCanada PipeLines Ltd., 1.51%, 11/01/17(d)		2,200	2,199,917
UBS AG, 1.55%, 08/29/18(e)		350	350,056
Westpac Banking Corp., (LIBOR USD 1 Month + 0.19%), 1.43%, 09/14/18(a)		1,000	999,764
White Plains Capital Co. LLC, 1.76%, 03/13/18(b)(d)		1,000	993,535

Total Commercial Paper — 21.7% (Cost: $28,857,975)			28,860,046

Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.92%(f)(g)		29,514	29,514

Total Money Market Funds — 0.0% (Cost: $29,514)			29,514
Total Repurchase Agreements — 3.0% (Cost: $4,000,000)			4,000,000

Total Short-Term Securities — 46.5% (Cost: $61,987,225)			61,993,644

Total Investments — 100.7% (Cost: $134,134,405)			134,239,465
Liabilities in Excess of Other Assets — (0.7)%			(872,072)

Net Assets — 100.0%			$133,367,393

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Rates are discount rates or a range of discount rates at the time of purchase.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	Annualized 7-day yield as of period end.
(g)	During the year ended year ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for the purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

3

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Short Obligations Fund

Affiliate	Shares Held at 07/31/17	Net Activity	Shares Held at 10/31/17	Value at 10/31/17	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	185,916	(156,402)	29,514	$29,514	$3,154	$—	$—

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citigroup Global Markets, Inc.	1.77	%(a)	10/31/17	11/01/17	$1,000	$1,000	$1,000,049	Corporate/Debt Obligation, 4.24%, due 08/14/31	$1,067,748	$1,070,001
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.76	(a)	10/31/17	11/01/17	1,000	1,000	1,000,049	Corporate/Debt Obligation, 0.00%, due 02/15/30	2,339,000	1,150,180
Mizuho Securities USA LLC	2.14	(a)	10/31/17	11/01/17	2,000	2,000	2,000,119	U.S. Treasury Obligation, 2.50%, due 11/15/25	2,025,800	2,040,088

Total						$4,000				$4,260,269

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Currency

USD	United States Dollar

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted prquotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the prfor Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3

4

Schedule of Investments (unaudited) (continued) October 31, 2017	BlackRock Short Obligations Fund

investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments
Asset-Backed Securities	$—	$1,112,292	$—	$1,112,292
Corporate Bonds(a)	—	71,133,529	—	71,133,529
Short-Term Securities
Certificates of Deposit	—	29,104,084	—	29,104,084
Commercial Paper	—	28,860,046	—	28,860,046
Money Market Funds	29,514	—	—	29,514
Repurchase Agreements	—	4,000,000	—	4,000,000

	$29,514	$134,209,951	$—	$134,239,465

(a)	See above Schedule of Investments for values in each industry.

During the period ended October 31, 2017, there were no transfers between levels.

5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 21, 2017